                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          James R. Heavner Jr., Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-8715

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- 68.4%
          BASIC MATERIALS -- 4.5%
    408   3M Co. ...........................................  $   34,377
     93   Air Products and Chemicals, Inc. .................       5,467
    749   Alcoa, Inc. ......................................      22,103
    425   DuPont (E.I.) de Nemours & Co. ...................      20,189
    400   Gillette Co. .....................................      20,303
    188   Rio Tinto plc I...................................       5,881
                                                              ----------
                                                                 108,320
                                                              ----------
          CAPITAL GOODS -- 4.0%
     83   Deere & Co. ......................................       5,763
    303   Illinois Tool Works, Inc. ........................      26,355
    266   International Game Technology.....................       8,313
    365   Northrop Grumman Corp. ...........................      18,957
    355   United Technologies Corp. ........................      35,721
                                                              ----------
                                                                  95,109
                                                              ----------
          CONSUMER CYCLICAL -- 5.6%
    350   Caterpillar, Inc. ................................      31,149
    449   Costco Wholesale Corp. ...........................      21,224
  1,008   Gap, Inc. ........................................      22,177
    749   Home Depot, Inc. .................................      30,908
    242   NIKE, Inc. Class B................................      20,964
    138   Target Corp. .....................................       7,027
                                                              ----------
                                                                 133,449
                                                              ----------
          CONSUMER STAPLES -- 7.4%
    340   Anheuser-Busch Companies, Inc. ...................      16,711
    785   Coca-Cola Co. ....................................      32,553
    426   Colgate-Palmolive Co. ............................      22,372
    492   General Mills, Inc. ..............................      26,060
    660   PepsiCo, Inc. ....................................      35,447
    833   Procter & Gamble Co. .............................      44,357
                                                              ----------
                                                                 177,500
                                                              ----------
          ENERGY -- 6.3%
    242   BHP Billiton Ltd. ADR H...........................       6,168
    560   ChevronTexaco Corp. ..............................      30,469
    101   ConocoPhillips....................................       9,335
  1,119   Exxon Mobil Corp. ................................      57,740
     86   Occidental Petroleum Corp. H......................       5,044
    496   Schlumberger Ltd. ................................      33,761
     80   Total S.A. ADR....................................       8,582
                                                              ----------
                                                                 151,099
                                                              ----------
          FINANCE -- 13.1%
    371   American Express Co. .............................      19,809
    871   American International Group, Inc. ...............      57,731
    741   Bank of America Corp. ............................      34,346
  1,650   Citigroup, Inc. ..................................      80,924
    103   Credit Suisse Group...............................       4,142
    271   Fannie Mae........................................      17,475
    107   General Growth Properties, Inc. ..................       3,406
    612   Marsh & McLennan Companies, Inc. .................      19,877
    483   Morgan Stanley....................................      27,029
    552   St. Paul Travelers Companies, Inc. ...............      20,735
    502   State Street Corp. H..............................      22,481
     29   Wellpoint, Inc. B.................................       3,548
                                                              ----------
                                                                 311,503
                                                              ----------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          HEALTH CARE -- 10.1%
    488   Abbott Laboratories...............................  $   21,979
    598   Amgen, Inc. B.....................................      37,232
     86   AstraZeneca plc ADR...............................       3,241
     79   Forest Laboratories, Inc. B.......................       3,273
    258   Genzyme Corp. B...................................      15,007
    101   Gilead Sciences, Inc. B...........................       3,336
    677   Lilly (Eli) & Co. ................................      36,693
    722   Medtronic, Inc. ..................................      37,919
  2,502   Pfizer, Inc. .....................................      60,445
    162   Schering-Plough Corp. ............................       3,010
    444   Wyeth.............................................      17,608
                                                              ----------
                                                                 239,743
                                                              ----------
          SERVICES -- 3.0%
    761   Accenture Ltd. Class A B..........................      19,811
     85   FedEx Corp. ......................................       8,149
     82   Gannett Co., Inc. ................................       6,587
    168   Marriott International, Inc. Class A..............      10,621
    113   Tribune Co. ......................................       4,530
    602   Viacom, Inc. Class B..............................      22,479
                                                              ----------
                                                                  72,177
                                                              ----------
          TECHNOLOGY -- 14.4%
    500   Applied Materials, Inc. B.........................       7,953
    360   Broadcom Corp. Class A B..........................      11,472
  2,117   Cisco Systems, Inc. B.............................      38,198
    668   EMC Corp. B.......................................       8,751
    546   First Data Corp. .................................      22,252
  1,860   General Electric Co. .............................      67,195
    638   Hewlett-Packard Co. ..............................      12,500
    790   Intel Corp. ......................................      17,736
    431   Lockheed Martin Corp. ............................      24,905
  2,806   Microsoft Corp. ..................................      73,742
  1,127   Motorola, Inc. ...................................      17,731
  2,261   Time Warner, Inc. B...............................      40,700
                                                              ----------
                                                                 343,135
                                                              ----------
          Total common stock
            (cost $1,501,174)...............................  $1,632,035
                                                              ----------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 2.7%
          FINANCE -- 1.8%
  9,542   Chase Manhattan Auto Owner Trust,
            4.21%, 1-15-2009................................       9,606
 10,000   Citibank Credit Card Issuance Trust,
            5.65%, 6-16-2008................................      10,291
 10,000   MBNA Credit Card Master Note Trust,
            4.95%, 6-15-2009................................      10,281
 10,000   Peco Energy Transition Trust,
            6.13%, 3-1-2009.................................      10,638
  2,220   Wells Fargo Mortgage Backed Security,
            4.578%, 3-25-2035 *.............................       2,220
                                                              ----------
                                                                  43,036
                                                              ----------
          TRANSPORTATION -- 0.4%
 10,000   Connecticut RRB Special Purpose Trust,
            6.21%, 12-30-2011...............................      10,906
                                                              ----------

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
          UTILITIES -- 0.5%
 10,000   PSE&G Transition Funding LLC,
            6.61%, 6-15-2015................................  $   11,402
                                                              ----------
          Total asset backed and
            commercial mortgage securities
            (cost $63,893)..................................  $   65,344
                                                              ----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.5%
          BASIC MATERIALS -- 0.9%
  4,000   Alcan, Inc.,
            6.45%, 3-15-2011 H..............................       4,441
  7,000   Alcoa, Inc.,
            7.375%, 8-1-2010................................       8,051
  7,000   Rohm & Haas Co.,
            7.40%, 7-15-2009................................       7,906
                                                              ----------
                                                                  20,398
                                                              ----------
          CAPITAL GOODS -- 0.4%
  2,000   Rockwell Automation, Inc.,
            6.70%, 1-15-2028................................       2,372
  7,000   United Technologies Corp.,
            7.125%, 11-15-2010..............................       8,030
                                                              ----------
                                                                  10,402
                                                              ----------
          CONSUMER CYCLICAL -- 0.5%
    655   Centex Home Equity,
            4.72%, 10-15-2031...............................         655
  4,000   Dayton Hudson Corp.,
            5.875%, 11-1-2008...............................       4,272
    250   Sysco Corp.,
            6.50%, 8-1-2028.................................         292
  6,000   Wal-Mart Stores, Inc.,
            6.875%, 8-10-2009...............................       6,701
                                                              ----------
                                                                  11,920
                                                              ----------
          CONSUMER STAPLES -- 2.0%
  4,000   Anheuser-Busch Companies, Inc.,
            7.55%, 10-1-2030................................       5,275
  5,000   Archer-Daniels-Midland Co.,
            7.00%, 2-1-2031.................................       6,167
  2,000   Archer-Daniels-Midland Co.,
            8.125%, 6-1-2012................................       2,466
  4,000   Coca-Cola Enterprises, Inc.,
            5.75%, 11-1-2008................................       4,264
  2,000   Colgate-Palmolive Co.,
            5.58%, 11-6-2008................................       2,120
  4,906   ConAgra Foods, Inc.,
            6.70%, 8-1-2027.................................       5,737
  2,000   Hershey Foods Corp.,
            7.20%, 8-15-2027................................       2,515
    500   Pepsi Bottling Group, Inc.,
            7.00%, 3-1-2029.................................         621
  3,000   PepsiAmericas, Inc.,
            5.95%, 2-15-2006................................       3,079
  3,000   PepsiAmericas, Inc.,
            6.375%, 5-1-2009................................       3,244
  7,000   Procter & Gamble Co.,
            9.36%, 1-1-2021.................................       9,327

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          CONSUMER STAPLES -- (CONTINUED)
  2,300   Weyerhaeuser Co.,
            7.375%, 3-15-2032...............................  $    2,810
                                                              ----------
                                                                  47,625
                                                              ----------
          ENERGY -- 0.5%
  7,000   Atlantic Richfield Co.,
            5.90%, 4-15-2009................................       7,515
  4,000   National Fuel Gas Co.,
            6.00%, 3-1-2009.................................       4,239
                                                              ----------
                                                                  11,754
                                                              ----------
          FINANCE -- 4.9%
  3,675   ACE INA Holdings, Inc.,
            5.875%, 6-15-2014...............................       3,800
  2,000   Allstate Corp.,
            6.75%, 5-15-2018................................       2,298
    250   American General Corp.,
            6.625%, 2-15-2029...............................         292
  4,000   AXA Financial, Inc.,
            7.00%, 4-1-2028.................................       4,745
  1,475   Bank of America Corp.,
            5.875%, 2-15-2009...............................       1,576
  3,000   Bank of America Corp.,
            7.40%, 1-15-2011................................       3,475
  2,000   Bayerische Landesbank NY,
            5.65%, 2-1-2009.................................       2,118
  3,700   Berkshire Hathaway Financial,
            4.85%, 1-15-2015 M .............................       3,732
    500   BSCH Issuance Ltd.,
            7.625%, 11-3-2009...............................         572
    750   Citigroup, Inc.,
            3.625%, 2-9-2009................................         741
  1,600   Citigroup, Inc.,
            6.00%, 10-31-2033...............................       1,707
    500   Citigroup, Inc.,
            6.50%, 1-18-2011................................         560
  1,980   Credit Suisse First Boston USA, Inc.,
            4.875%, 1-15-2015...............................       1,972
  2,725   ERAC USA Finance Co.,
            7.35%, 6-15-2008 M .............................       2,995
  1,500   Export-Import Bank of Korea,
            4.125%, 2-10-2009 M ............................       1,490
 10,000   Financing Corp.,
            9.80%, 4-6-2018.................................      14,907
    545   First Union National Bank,
            5.80%, 12-1-2008................................         579
  4,000   General Motors Acceptance Corp.,
            5.625%, 5-15-2009 H.............................       3,911
  2,140   General Motors Acceptance Corp.,
            6.75%, 12-1-2014................................       2,098
  2,600   HSBC Bank USA, Inc.,
            3.875%, 9-15-2009...............................       2,571
  4,000   International Lease Finance Corp.,
            5.75%, 2-15-2007................................       4,153
  6,045   J.P. Morgan Chase & Co.,
            5.125%, 9-15-2014...............................       6,158
  2,000   Jackson National Life Insurance Co.,
            8.15%, 3-15-2027 M .............................       2,555
  4,000   John Hancock Funds,
            7.375%, 2-15-2024 M ............................       4,794

--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
          FINANCE -- (CONTINUED)
    250   KeyCorp Capital II,
            6.875%, 3-17-2029...............................  $      280
  2,335   Liberty Mutual Group,
            5.75%, 3-15-2014 M .............................       2,309
  1,000   MBIA, Inc.,
            7.00%, 12-15-2025...............................       1,156
  3,650   Metlife, Inc.,
            6.375%, 6-15-2034...............................       4,054
    250   National City Corp.,
            6.875%, 5-15-2019...............................         292
  3,100   New England Mutual Life Insurance Co.,
            7.875%, 2-15-2024 M ............................       3,882
  2,000   Prudential Funding LLC,
            6.75%, 9-15-2023 M .............................       2,264
    500   Prudential Insurance Co. of America,
            6.375%, 7-23-2006 M ............................         523
    500   ReliaStar Financial Corp.,
            8.00%, 10-30-2006...............................         537
    250   Republic New York Capital I,
            7.75%, 11-15-2026...............................         275
    500   Salomon Smith Barney Holdings, Inc.,
            5.875%, 3-15-2006...............................         514
    200   State Street Corp.,
            7.65%, 6-15-2010................................         234
    500   Texaco Capital, Inc.,
            8.625%, 6-30-2010...............................         606
  3,000   Torchmark Corp.,
            8.25%, 8-15-2009................................       3,413
  2,000   Toyota Motor Credit Corp.,
            5.50%, 12-15-2008...............................       2,110
  4,000   United Health Group, Inc.,
            5.00%, 8-15-2014................................       4,051
  3,100   US Bank N.A.,
            4.95%, 10-30-2014...............................       3,148
    250   Verizon Global Funding Corp.,
            7.25%, 12-1-2010................................         285
    250   Verizon Global Funding Corp.,
            7.75%, 12-1-2030................................         316
  3,000   Wachovia Corp.,
            5.625%, 12-15-2008..............................       3,185
  4,000   Wells Fargo Bank N.A.,
            6.45%, 2-1-2011.................................       4,441
  4,165   XL Capital Europe plc,
            6.50%, 1-15-2012................................       4,565
                                                              ----------
                                                                 116,239
                                                              ----------
          HEALTH CARE -- 0.5%
  4,000   Becton, Dickinson & Co.,
            6.70%, 8-1-2028.................................       4,735
    685   CVS Corp.,
            4.875%, 9-15-2014 M ............................         690
  1,600   Pharmacia Corp.,
            6.60%, 12-1-2028................................       1,882
  4,000   Wyeth,
            6.95%, 3-15-2011................................       4,488
                                                              ----------
                                                                  11,795
                                                              ----------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          SERVICES -- 1.0%
  7,000   Comcast Cable Communications, Inc.,
            6.875%, 6-15-2009...............................  $    7,732
    500   Comcast Cable Communications, Inc.,
            8.50%, 5-1-2027.................................         675
  4,000   FedEx Corp.,
            3.50%, 4-1-2009.................................       3,904
  7,000   USA Networks, Inc.,
            6.75%, 11-15-2005...............................       7,171
  4,000   Walt Disney Co.,
            6.375%, 3-1-2012................................       4,444
                                                              ----------
                                                                  23,926
                                                              ----------
          TECHNOLOGY -- 0.6%
  3,000   Cox Communications,
            5.45%, 12-15-2014 M ............................       3,027
  2,000   Danaher Corp.,
            6.00%, 10-15-2008...............................       2,136
  7,725   General Electric Co.,
            5.00%, 2-1-2013.................................       7,961
  1,000   New York Telephone Co.,
            6.00%, 4-15-2008................................       1,052
    250   Royal KPN N.V.,
            8.375%, 10-1-2030...............................         332
    250   Telecomunicaciones de Puerto Rico, Inc.,
            6.65%, 5-15-2006................................         258
    500   Vodafone Group plc,
            7.875%, 2-15-2030...............................         662
                                                              ----------
                                                                  15,428
                                                              ----------
          UTILITIES -- 0.2%
    500   Alabama Power Co.,
            7.125%, 10-1-2007...............................         541
    255   Chilquinta Energia Finance Co. LLC,
            6.62%, 4-1-2011 M ..............................         283
  2,000   Kansas City Power & Light Co.,
            7.125%, 12-15-2005..............................       2,065
  1,150   Northern Border Pipeline Co.,
            7.75%, 9-1-2009.................................       1,306
    250   TransCanada Pipelines Ltd.,
            6.49%, 1-21-2009................................         269
                                                              ----------
                                                                   4,464
                                                              ----------
          Total corporate bonds:
            investment grade
            (cost $251,076).................................  $  273,951
                                                              ----------
U.S. GOVERNMENT SECURITIES -- 13.8%
          U.S. TREASURY SECURITIES -- 13.8%
 72,900   1.50% 2006 H......................................      71,644
102,900   1.875% 2006 H.....................................     101,807
 61,400   2.375% 2006 H.....................................      60,683
 20,800   5.375% 2031 H.....................................      23,268
 60,240   6.25% 2023 H......................................      72,248
                                                              ----------
                                                                 329,650
                                                              ----------
          Total U.S. government securities
            (cost $328,231).................................  $  329,650
                                                              ----------

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
          U.S. TREASURY SECURITIES -- (CONTINUED)
U.S. GOVERNMENT AGENCIES -- 3.1%
          FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
  3,750   2.50% 2013........................................  $    3,627
                                                              ----------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.9%
 21,320   5.00% 2019 -- 2034 *..............................      21,420
    245   6.30% 2008........................................         258
     10   9.00% 2016 -- 2021................................          11
                                                              ----------
                                                                  21,689
                                                              ----------
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.0%
  6,005   5.00% 2033 -- 2034................................       6,054
 24,019   5.50% 2016 -- 2033................................      24,791
  5,967   6.00% 2023 -- 2030................................       6,210
  5,035   6.50% 2026 -- 2029................................       5,307
  5,154   7.00% 2023 -- 2032................................       5,478
    854   8.00% 2029 -- 2031................................         927
    121   9.00% 2023........................................         135
                                                              ----------
                                                                  48,902
                                                              ----------
          Total U.S. government agencies
            (cost $72,915)..................................  $   74,218
                                                              ----------
          Total Long-Term Investments (cost $2,217,289).....  $2,375,198
                                                              ----------
SHORT-TERM INVESTMENTS -- 12.6%
          FINANCE -- 0.9%
    567   ABN AMRO Joint Repurchase Agreement,
            2.43%, 2-1-2005 @...............................         567
  5,411   CS First Boston Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................       5,411
    494   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.43%, 2-1-2005 @...............................         494
  2,216   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.50%, 2-1-2005 @...............................       2,216
  5,154   J.P. Morgan Chase Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................       5,154
  6,803   UBS Securities Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................       6,803
                                                              ----------
                                                                  20,645
                                                              ----------
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- 11.7%
107,873   BNY Institutional Cash Reserve Fund...............     107,873
101,875   Deutsche Bank Securities..........................     101,875

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- (CONTINUED)
 69,608   Lehman Brothers Repurchase Agreement..............  $   69,608
                                                              ----------
                                                                 279,356
                                                              ----------
          Total short-term investments
            (cost $300,001).................................  $  300,001
                                                              ----------
          Total investments in securities
            (cost $2,517,290) O.............................  $2,675,199
          Other assets and liabilities......................  $ (289,648)
                                                              ----------
          Total net assets..................................  $2,385,551
                                                              ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.70% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $2,534,984 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $213,881
      Unrealized depreciation........................   (73,666)
                                                       --------
      Net unrealized appreciation....................  $140,215
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $28,544, which represents 1.20% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $5,881, which represents 0.25% of total net assets.

  * The cost of securities purchased on a when-issued basis at January 31, 2005 was $17,552.

 H   Security is fully or partially on loan at January 31, 2005.

  [ ]Security pledged as initial margin deposit for open futures contracts at January 31, 2005.

                                                                          UNREALIZED
                                                                         APPRECIATION
                              NUMBER                                          AT
                                OF                                       JANUARY 31,
      DESCRIPTION            CONTRACTS   POSITION       EXPIRATION           2005
      -----------            ---------   --------       ----------       ------------
      CBT 10 Year U.S.
       Treasury Note
       futures contracts        252       short         March 2005           $(81)

--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
    ABN AMRO Joint Repurchase Agreement           U.S. Treasury Bond                                    8.125%            2019
    CS First Boston Joint Repurchase Agreement    Federal Farm Credit Disc. Note                         0.00%            2005
                                                  Farm Credit System Financial Assistance                8.80%            2005
                                                  Corp.
                                                  FHLB                                            0.00%-6.625%       2005-2023
                                                  SLMA Disc. Note                                        0.00%            2022
    Deutsche Bank Securities Joint Repurchase
      Agreement                                   FNMA                                             4.00%-7.09%       2009-2034
    Deutsche Bank Securities Joint Repurchase
      Agreement                                   U.S. Treasury Note                                     2.15%            2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                                   FNMA                                             3.92%-9.00%       2007-2035
    UBS Securities Joint Repurchase Agreement     FHLMC                                           3.50%-12.25%       2007-2035
                                                  FNMA                                             4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
AFFILIATED INVESTMENT COMPANIES -- 98.7%
EQUITY FUNDS -- 98.7%
    80      Hartford Capital Appreciation Fund, Class Y B.....  $ 2,804
   447      Hartford Disciplined Equity Fund, Class Y.........    5,167
   152      Hartford Dividend and Growth Fund, Class Y........    2,838
   202      Hartford Global Leaders Fund, Class Y B...........    3,573
   263      Hartford Growth Fund, Class Y B...................    4,481
   352      Hartford International Capital Appreciation Fund,
              Class Y.........................................    4,344
   171      Hartford International Small Company, Class Y.....    2,322
   167      Hartford MidCap Value Fund, Class Y...............    2,144
   192      Hartford Small Company Fund, Class Y B............    3,151
   161      Hartford SmallCap Growth Fund, Class Y B..........    4,282
   571      Hartford Value Fund, Class Y......................    5,805
   323      Hartford Value Opportunities Fund, Class Y B......    4,936
                                                                -------
            Total equity funds
              (cost $43,769)..................................  $45,847
                                                                -------
            Total investments in securities
              (cost $43,769) O................................  $45,847
                                                                -------
            Other assets and liabilities......................  $   614
                                                                -------
            Total net assets..................................  $46,461
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $43,776 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,078
      Unrealized depreciation..........................      (7)
                                                         ------
      Net unrealized appreciation......................  $2,071
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
AFFILIATED INVESTMENT COMPANIES -- 98.2%
EQUITY FUNDS -- 62.5%
    527     Hartford Capital Appreciation Fund, Class Y B.....  $ 18,463
    903     Hartford Disciplined Equity Fund, Class Y.........    10,447
    232     Hartford Dividend and Growth Fund, Class Y........     4,320
    333     Hartford Global Leaders Fund, Class Y B...........     5,894
    587     Hartford Growth Fund, Class Y B...................     9,991
    494     Hartford Growth Opportunities Fund, Class Y B.....    12,503
  1,155     Hartford International Capital Appreciation Fund,
              Class Y.........................................    14,261
    583     Hartford MidCap Value Fund, Class Y...............     7,497
    732     Hartford Small Company Fund, Class Y B............    12,030
    113     Hartford SmallCap Growth Fund, Class Y B..........     2,987
    460     Hartford Stock Fund, Class Y B....................     8,319
  1,423     Hartford Value Fund, Class Y......................    14,470
    933     Hartford Value Opportunities Fund, Class Y B......    14,259
                                                                --------
            Total equity funds
              (cost $128,843).................................  $135,441
                                                                --------
FIXED INCOME FUNDS -- 33.2%
    989     Hartford High Yield Fund, Class Y.................     8,049
    391     Hartford Income Fund, Class Y.....................     4,151
  1,634     Hartford Inflation Plus Fund, Class Y.............    17,855
  2,188     Hartford Short Duration Fund, Class Y.............    21,837
  1,809     Hartford Total Return Bond Fund, Class Y..........    19,914
                                                                --------
            Total fixed income funds
              (cost $71,746)..................................  $ 71,806
                                                                --------
MONEY MARKET FUND -- 2.5%
  5,409     Hartford Money Market Fund, Class Y...............     5,409
                                                                --------
            Total money market fund
              (cost $5,409)...................................  $  5,409
                                                                --------
            Total investments in securities
              (cost $205,998) O...............................  $212,656
                                                                --------
            Other assets and liabilities......................  $  3,958
                                                                --------
            Total net assets..................................  $216,614
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $205,998 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $6,946
      Unrealized depreciation..........................    (288)
                                                         ------
      Net unrealized appreciation......................  $6,658
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- 98.3%
          BASIC MATERIALS -- 10.8%
  2,695   Allegheny Technologies, Inc.......................  $   64,690
    972   Apex Silver Mines Ltd. BH.........................      15,708
  1,781   Cameco Corp. H....................................      61,191
  2,257   Companhia Vale do Rio Doce ADR H..................      68,267
  1,618   Dow Chemical Co. .................................      80,415
  1,077   Engelhard Corp. ..................................      32,355
  1,020   International Steel Group, Inc. B.................      41,039
    436   Kimberly-Clark Corp. .............................      28,562
  3,075   Lyondell Chemical Co. H...........................      90,478
  3,538   Rio Tinto plc I...................................     110,801
  4,095   Smurfit-Stone Container Corp. BH..................      61,592
  3,667   Tek Cominco Ltd. Class B..........................     110,819
    839   United States Steel Corp. H.......................      43,481
  3,661   Xstrata plc I.....................................      63,951
                                                              ----------
                                                                 873,349
                                                              ----------
          CAPITAL GOODS -- 6.8%
  1,090   Deere & Co. ......................................      75,693
    995   Ingersoll-Rand Co. Class A........................      74,023
  1,035   Parker-Hannifin Corp. ............................      67,427
  4,526   Tyco International Ltd. ..........................     163,555
  1,005   United Technologies Corp. ........................     101,133
  4,153   Xerox Corp. B.....................................      65,953
                                                              ----------
                                                                 547,784
                                                              ----------
          CONSUMER CYCLICAL -- 6.2%
    229   eBay, Inc. B......................................      18,663
  2,452   Gap, Inc. H.......................................      53,969
  5,272   Kingfisher plc I..................................      30,368
    966   Neiman-Marcus Group, Inc. Class A H...............      64,652
     73   Nintendo Co. Ltd. I...............................       8,227
  1,700   Penney (J.C.) Co., Inc. ..........................      72,624
    127   Puma AG Rudolf Dassler Sport I....................      31,240
  1,326   Safeway, Inc. BH..................................      24,986
  5,053   Toyota Motor Corp. I..............................     196,755
     81   TRW Automotive Holdings Corp. B...................       1,604
                                                              ----------
                                                                 503,088
                                                              ----------
          CONSUMER STAPLES -- 3.1%
  2,237   Bunge Ltd. H......................................     126,491
    700   EnCana Corp. .....................................      41,363
      8   Japan Tobacco, Inc. I.............................      83,103
                                                              ----------
                                                                 250,957
                                                              ----------
          ENERGY -- 8.0%
  3,372   BHP Billiton Ltd. ADR H...........................      86,041
  2,769   Devon Energy Corp. ...............................     112,615
  1,276   Petro-Canada H....................................      65,867
  1,714   Sasol Ltd. ADR....................................      34,944
  1,294   SK Corp. I........................................      69,093
  2,848   Suncor Energy, Inc. ..............................      91,130
  1,386   Valero Energy Corp. H.............................      72,134
  1,144   Weatherford International Ltd. B..................      62,107
  1,366   XTO Energy, Inc. .................................      49,056
                                                              ----------
                                                                 642,987
                                                              ----------
          FINANCE -- 21.0%
  3,028   ACE Ltd. .........................................     131,433
  1,213   American Capital Strategies Ltd. H................      41,232

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          FINANCE -- (CONTINUED)
    770   American International Group, Inc. ...............  $   51,020
    773   Assurant, Inc. ...................................      25,136
  3,866   Citigroup, Inc. ..................................     189,642
  4,863   Countrywide Financial Corp. ......................     179,942
    739   EFG Eurobank Ergasias S.A. I......................      23,847
  1,192   Freddie Mac.......................................      77,806
  1,245   General Growth Properties, Inc. H.................      39,555
  1,653   Goldman Sachs Group, Inc. H.......................     178,254
 26,611   Hang Lung Properties Ltd. I.......................      39,928
  3,940   Host Marriott Corp. H.............................      63,038
  2,339   ICICI Bank Ltd. BM................................      19,884
  1,166   iStar Financial, Inc. ............................      48,810
  1,770   Marsh & McLennan Companies, Inc. .................      57,531
      9   Mitsubishi Tokyo Financial Group, Inc. I..........      87,222
    800   ORIX Corp. I......................................     106,016
 59,636   PT Bank Rakyat Indonesia I........................      17,882
  1,093   Spirit Finance Corp. IVB..........................      11,705
    314   Spirit Finance Corp. B............................       3,737
  2,781   St. Paul Travelers Companies, Inc. ...............     104,395
    480   Takefuji Corp. I..................................      33,707
  2,741   Uniao de Bancos Brasileiros S.A. GDR..............      84,402
    665   Wellpoint, Inc. B.................................      80,773
                                                              ----------
                                                               1,696,897
                                                              ----------
          HEALTH CARE -- 7.4%
    280   Amgen, Inc. B.....................................      17,440
  1,500   AstraZeneca plc ADR H.............................      56,400
  2,000   Elan Corp. plc ADR BH.............................      53,860
  1,833   Forest Laboratories, Inc. B.......................      76,104
  2,554   IVAX Corp. BH.....................................      38,390
  2,601   McKesson Corp. ...................................      89,719
  2,191   Millennium Pharmaceuticals, Inc. B................      20,180
  1,300   Monsanto Co. .....................................      70,369
    632   Novartis AG ADR...................................      30,279
    815   OSI Pharmaceuticals, Inc. BH......................      53,024
  1,277   Sanofi-Aventis S.A. IM............................      95,069
      9   Sanofi-Aventis S.A. ADR...........................         346
                                                              ----------
                                                                 601,180
                                                              ----------
          SERVICES -- 5.6%
  1,550   Cablevision Systems Corp. Class A B...............      42,455
  2,546   Comcast Corp. Special Class A B...................      80,479
  1,561   Fluor Corp. ......................................      83,587
    581   Liberty Media International, Inc. B...............      26,285
  6,225   Publishing & Broadcasting Ltd. I..................      78,980
    738   Starwood Hotels & Resorts Worldwide, Inc. ........      42,734
  3,340   Walt Disney Co. ..................................      95,618
                                                              ----------
                                                                 450,138
                                                              ----------
          TECHNOLOGY -- 27.6%
  6,999   Altera Corp. B....................................     134,379
  2,133   America Movil S.A. de C.V. ADR H..................     113,182
  1,980   Amphenol Corp. Class A............................      77,885
  4,148   AT&T Corp. .......................................      79,600
  2,633   Broadcom Corp. Class A B..........................      83,812
  2,500   Cisco Systems, Inc. B.............................      45,100
  1,509   Cognex Corp. H....................................      39,405
    943   Cooper Industries Ltd. Class A H..................      65,539
  1,444   Electronic Arts, Inc. BH..........................      92,881
  2,785   EMC Corp. B.......................................      36,478

--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
COMMON STOCK -- (CONTINUED)
          TECHNOLOGY -- (CONTINUED)
  7,762   Foxconn International Holdings BM.................  $    3,861
  4,970   General Electric Co. .............................     179,573
 28,046   Hon Hai Precision Industry Co. Ltd. I.............     123,294
    785   International Business Machines Corp. ............      73,297
    796   Lam Research Corp. B..............................      21,306
  3,645   Microsoft Corp. ..................................      95,793
  2,529   Motorola, Inc. ...................................      39,808
  3,294   Nextel Communications, Inc. Class A BH............      94,511
  5,537   Oracle Corp. B....................................      76,239
    480   Research In Motion Ltd. B.........................      34,241
    613   Samsung Electronics Co. Ltd. I....................     296,225
  6,487   Sprint Corp. H....................................     154,576
  2,412   Symbol Technologies, Inc. ........................      44,138
  4,153   Time Warner, Inc. B...............................      74,750
    712   Turkcell Iletisim Hizmet ADR H....................      12,759
  1,131   UTStarcom, Inc. BH................................      18,576
  1,004   VeriSign, Inc. B..................................      25,933
  2,175   Yahoo!, Inc. B....................................      76,568
  3,150   ZTE Corp. B.......................................      10,137
                                                              ----------
                                                               2,223,846
                                                              ----------
          TRANSPORTATION -- 1.8%
 63,179   Air China Ltd. B..................................      22,478
  2,018   CSX Corp. ........................................      80,647
  2,150   JetBlue Airways Corp. BH..........................      42,550
    461   Northwest Airlines Corp. BH.......................       3,409
                                                              ----------
                                                                 149,084
                                                              ----------
          Total common stock
            (cost $6,832,934)...............................  $7,939,310
                                                              ----------
PREFERRED STOCKS -- 0.0%
          TECHNOLOGY -- 0.0%
  6,325   SensAble Technologies, Inc. Class C Private
            Placement IV....................................          @@
                                                              ----------
          Total preferred stocks
            (cost $4,000)...................................  $       @@
                                                              ----------
SHORT-TERM INVESTMENTS -- 13.0%
          FINANCE -- 5.0%
 11,168   ABN AMRO Joint Repurchase Agreement,
            2.43%, 2-1-2005 @...............................      11,168
106,606   CS First Boston Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................     106,606
  9,737   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.43%, 2-1-2005 @...............................       9,737
 43,658   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.50%, 2-1-2005 @...............................      43,658
101,529   J.P. Morgan Chase Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................     101,529
134,018   UBS Securities Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................     134,018
                                                              ----------
                                                                 406,716
                                                              ----------

                                                                MARKET
SHARES                                                         VALUE U
-------                                                       ----------
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- 8.0%
640,879   BNY Institutional Cash Reserve Fund...............  $  640,879
  3,786   Evergreen Institutional Money Market Fund.........       3,786
     69   Lehman Brothers Repurchase Agreement..............          69
                                                              ----------
                                                                 644,734
                                                              ----------
          Total short-term investments
            (cost $1,051,450)...............................  $1,051,450
                                                              ----------
          Total investments in securities
            (cost $7,888,384) O.............................  $8,990,760
          Other assets and liabilities......................  $ (916,684)
                                                              ----------
          Total net assets..................................  $8,074,076
                                                              ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 31.93% of total net assets at January 31, 2005.

  B  Currently non-income producing.

O At January 31, 2005, the cost of securities for federal income tax purposes is $7,892,816 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $1,238,379
      Unrealized depreciation.......................    (140,435)
                                                      ----------
      Net unrealized appreciation...................  $1,097,944
                                                      ==========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY           COST BASIS
      --------   ----------           --------           ----------
                              SensAble Technologies,
                              Inc.
      2000         6,325                                  $ 4,000
                              Spirit Finance
      2003         1,093                                   10,929

     The aggregate value of these securities at January 31, 2005 was $11,705, which represents 0.14% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $118,814, which represents 1.47% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $1,507,413, which represents 18.67% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

 THE HARTFORD CAPITAL APPRECIATION FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                         MARKET          CONTRACT                                   APPRECIATION
DESCRIPTION                          TRANSACTION          VALUE           AMOUNT           DELIVERY DATE           (DEPRECIATION)
-----------                          -----------         ------          --------          -------------           --------------
Euro                                     Buy             $69,584         $69,556          February 2, 2005              $28
Euro                                     Buy               9,240           9,239          February 2, 2005                1
Euro                                     Buy              16,147          16,144          February 3, 2005                3
Euro                                    Sell               6,810           6,809          February 1, 2005               (1)
Euro                                    Sell                 353             353          February 2, 2005               @@
British Pound                           Sell               7,285           7,294          February 1, 2005                9
British Pound                           Sell               2,295           2,295          February 2, 2005               @@
British Pound                           Sell                 196             196          February 3, 2005               @@
Hong Kong Dollars                        Buy               3,900           3,900          February 3, 2005               @@
Japanese Yen                            Sell              10,977          10,991          February 1, 2005               14
Japanese Yen                            Sell               8,893           8,925          February 2, 2005               32
Japanese Yen                            Sell              11,649          11,647          February 3, 2005               (2)
South Africa Rand                       Sell               1,913           1,905          February 1, 2005               (8)
South Africa Rand                       Sell               1,671           1,673          February 2, 2005                2
South Africa Rand                       Sell               2,009           2,015          February 3, 2005                6
                                                                                                                        ---
                                                                                                                        $84
                                                                                                                        ===

@ Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE                     COUPON RATE     EXPIRATION DATE
                                                                -------------                     -----------     ---------------
    ABN AMRO Joint Repurchase Agreement         U.S. Treasury Bond                                      8.125%            2019
    CS First Boston Joint Repurchase
      Agreement                                 Federal Farm Credit Disc. Note                           0.00%            2005
                                                Farm Credit System Financial Assistance Corp.            8.80%            2005
                                                FHLB                                              0.00%-6.625%       2005-2023
                                                SLMA Disc. Note                                          0.00%            2022
    Deutsche Bank Securities Joint
      Repurchase Agreement                      FNMA                                               4.00%-7.09%       2009-2034
    Deutsche Bank Securities Joint
      Repurchase Agreement                      U.S. Treasury Note                                       2.15%            2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                                 FNMA                                               3.92%-9.00%       2007-2035
    UBS Securities Joint Repurchase
      Agreement                                 FHLMC                                             3.50%-12.25%       2007-2035
                                                FNMA                                               4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
AFFILIATED INVESTMENT COMPANIES -- 98.7%
EQUITY FUNDS -- 41.9%
  146    Hartford Capital Appreciation Fund, Class Y B.....  $ 5,117
  212    Hartford Disciplined Equity Fund, Class Y.........    2,453
  172    Hartford Global Leaders Fund, Class Y B...........    3,040
  168    Hartford International Capital Appreciation Fund,
           Class Y.........................................    2,079
   96    Hartford International Small Company, Class Y.....    1,301
  331    Hartford MidCap Value Fund, Class Y...............    4,258
   32    Hartford SmallCap Growth Fund, Class Y B..........      842
  373    Hartford Stock Fund, Class Y B....................    6,751
  237    Hartford Value Opportunities Fund, Class Y B......    3,630
                                                             -------
         Total equity funds
           (cost $28,024)..................................  $29,471
                                                             -------
FIXED INCOME FUNDS -- 54.1%
  691    Hartford High Yield Fund, Class Y.................    5,625
   79    Hartford Income Fund, Class Y.....................      837
  813    Hartford Inflation Plus Fund, Class Y.............    8,884
1,215    Hartford Short Duration Fund, Class Y.............   12,121
  968    Hartford Total Return Bond Fund, Class Y..........   10,660
                                                             -------
         Total fixed income funds
           (cost $38,079)..................................  $38,127
                                                             -------
MONEY MARKET FUND -- 2.7%
1,905    Hartford Money Market Fund, Class Y...............    1,905
                                                             -------
         Total money market fund
           (cost $1,905)...................................  $ 1,905
                                                             -------
         Total investments in securities
           (cost $68,008) O................................  $69,503
                                                             -------
         Other assets and liabilities......................  $   946
                                                             -------
         Total net assets..................................  $70,449
                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $68,008 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,597
      Unrealized depreciation..........................    (102)
                                                         ------
      Net unrealized appreciation......................  $1,495
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 99.7%
         BASIC MATERIALS -- 5.4%
  39     3M Co. ...........................................  $  3,265
 121     Gillette Co. .....................................     6,132
 127     Kimberly-Clark Corp. .............................     8,333
  16     Phelps Dodge Corp. ...............................     1,512
   3     Temple-Inland, Inc. ..............................       216
                                                             --------
                                                               19,458
                                                             --------
         CAPITAL GOODS -- 7.4%
  32     Eaton Corp. ......................................     2,203
  72     General Dynamics Corp. ...........................     7,403
 119     Graco, Inc. ......................................     4,228
  10     Ingersoll-Rand Co. Class A........................       707
  55     Pitney Bowes, Inc. ...............................     2,461
  95     United Technologies Corp. ........................     9,595
                                                             --------
                                                               26,597
                                                             --------
         CONSUMER CYCLICAL -- 7.0%
  55     Best Buy Co., Inc. ...............................     2,953
  87     D.R. Horton, Inc. ................................     3,465
 168     Delphi Corp. .....................................     1,272
 115     Gap, Inc. ........................................     2,538
  37     Genuine Parts Co. ................................     1,549
  20     Lennar Corp. Class A..............................     1,101
 135     Ltd. Brands, Inc. ................................     3,204
 100     McDonald's Corp. .................................     3,245
  23     NIKE, Inc. Class B................................     1,975
 129     Supervalu, Inc. ..................................     4,090
                                                             --------
                                                               25,392
                                                             --------
         CONSUMER STAPLES -- 8.1%
 128     Altria Group, Inc. ...............................     8,151
  54     Coca-Cola Co. ....................................     2,245
 143     PepsiCo, Inc. ....................................     7,658
  20     Procter & Gamble Co. .............................     1,081
  84     UST, Inc. ........................................     4,240
  97     Weyerhaeuser Co. .................................     6,022
                                                             --------
                                                               29,397
                                                             --------
         ENERGY -- 8.7%
 104     ChevronTexaco Corp. ..............................     5,679
  75     ConocoPhillips....................................     6,987
  57     Devon Energy Corp. ...............................     2,318
  88     Exxon Mobil Corp. ................................     4,551
  48     Marathon Oil Corp. ...............................     1,875
  87     Occidental Petroleum Corp. .......................     5,056
  69     Unocal Corp. .....................................     3,278
  30     Valero Energy Corp. ..............................     1,561
                                                             --------
                                                               31,305
                                                             --------
         FINANCE -- 23.1%
  96     ACE Ltd. .........................................     4,145
  15     Aetna, Inc. ......................................     1,944
 295     Bank of America Corp. ............................    13,679
  85     Capital One Financial Corp. ......................     6,677
 326     Citigroup, Inc. ..................................    16,007
  55     Comerica, Inc. ...................................     3,171
 193     Countrywide Financial Corp. ......................     7,145
  37     Fannie Mae........................................     2,415
 106     Freddie Mac.......................................     6,901

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         FINANCE -- (CONTINUED)
  14     General Growth Properties, Inc. ..................  $    446
   7     Goldman Sachs Group, Inc. ........................       744
  77     MBIA, Inc. .......................................     4,582
  64     Medco Health Solutions, Inc. B....................     2,733
  39     National City Corp. ..............................     1,372
 170     St. Paul Travelers Companies, Inc. ...............     6,363
  81     UnumProvident Corp. ..............................     1,386
  50     XL Capital Ltd. Class A...........................     3,724
                                                             --------
                                                               83,434
                                                             --------
         HEALTH CARE -- 10.4%
  75     Abbott Laboratories...............................     3,367
  71     Amgen, Inc. B.....................................     4,425
  26     Cephalon, Inc. B..................................     1,274
  50     Forest Laboratories, Inc. B.......................     2,060
  85     Genzyme Corp. B...................................     4,959
 106     Gilead Sciences, Inc. B...........................     3,522
  49     HCA, Inc. ........................................     2,186
  62     Humana, Inc. B....................................     2,125
 196     King Pharmaceuticals, Inc. B......................     2,061
 248     Pfizer, Inc. .....................................     5,993
 151     Schering-Plough Corp. ............................     2,810
  67     Wyeth.............................................     2,647
                                                             --------
                                                               37,429
                                                             --------
         SERVICES -- 4.8%
 132     Accenture Ltd. Class A B..........................     3,441
  99     Cendant Corp. ....................................     2,327
  55     Comcast Corp. Class A B...........................     1,775
  22     Gannett Co., Inc. ................................     1,729
  16     McGraw-Hill Companies, Inc. ......................     1,457
  21     Omnicom Group, Inc. ..............................     1,791
  81     Viacom, Inc. Class B..............................     3,032
  66     Waste Management, Inc. ...........................     1,902
                                                             --------
                                                               17,454
                                                             --------
         TECHNOLOGY -- 22.1%
  38     Adobe Systems, Inc. ..............................     2,185
  41     CenturyTel, Inc. .................................     1,333
 385     Cisco Systems, Inc. B.............................     6,944
 174     Dell, Inc. B......................................     7,279
  38     Electronic Arts, Inc. B...........................     2,419
 130     First Data Corp. .................................     5,280
 146     General Electric Co. .............................     5,264
 319     Intel Corp. ......................................     7,159
  79     International Business Machines Corp. ............     7,390
 463     Microsoft Corp. ..................................    12,157
 380     Motorola, Inc. ...................................     5,975
  65     Nextel Communications, Inc. Class A B.............     1,865
 198     Oracle Corp. B....................................     2,724
  31     Scientific-Atlanta, Inc. .........................       937
 133     Sprint Corp. .....................................     3,165
  65     Tektronix, Inc. ..................................     1,873
 331     Time Warner, Inc. B...............................     5,956
                                                             --------
                                                               79,905
                                                             --------
         UTILITIES -- 2.7%
  28     Ameren Corp. .....................................     1,408
  85     American Electric Power Co., Inc. ................     3,007

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         UTILITIES -- (CONTINUED)
 117     Exelon Corp. .....................................  $  5,174
                                                             --------
                                                                9,589
                                                             --------
         Total common stock
           (cost $321,314).................................  $359,960
                                                             --------
SHORT-TERM INVESTMENTS -- 0.1%
         FINANCE -- 0.1%
  11     ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................  $     11
 109     CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       109
  10     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................        10
  45     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................        45
 104     J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       104
 137     UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       137
                                                             --------
         Total short-term investments
           (cost $416).....................................       416
                                                             --------
         Total investments in securities
           (cost $321,730) O...............................  $360,376
         Other assets and liabilities......................  $    676
                                                             --------
         Total net assets..................................  $361,052
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $322,580 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $46,913
      Unrealized depreciation.........................   (9,117)
                                                        -------
      Net unrealized appreciation.....................  $37,796
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
    ABN AMRO Joint Repurchase Agreement          U.S. Treasury Bond                                     8.125%            2019
    CS First Boston Joint Repurchase
      Agreement                                  Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
    Deutsche Bank Securities Joint Repurchase
      Agreement                                  FNMA                                              4.00%-7.09%       2009-2034
    Deutsche Bank Securities Joint Repurchase
      Agreement                                  U.S. Treasury Note                                      2.15%            2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                                  FNMA                                              3.92%-9.00%       2007-2035
    UBS Securities Joint Repurchase Agreement    FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

 THE HARTFORD DIVIDEND & GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE U
------                                                       ----------
COMMON STOCK -- 96.7%
         BASIC MATERIALS -- 8.8%
  811    Abitibi-Consolidated, Inc. .......................  $    4,428
  887    Alcoa, Inc. ......................................      26,184
  213    Bowater, Inc. H...................................       8,075
1,186    DuPont (E.I.) de Nemours & Co. ...................      56,424
  265    Gillette Co. .....................................      13,456
  745    International Paper Co. ..........................      29,147
  457    Kimberly-Clark Corp. .............................      29,912
  227    Rio Tinto plc ADR.................................      28,461
  618    Rohm & Haas Co. H.................................      27,354
  193    Temple-Inland, Inc. H.............................      12,300
                                                             ----------
                                                                235,741
                                                             ----------
         CAPITAL GOODS -- 5.9%
  304    Deere & Co. ......................................      21,093
  355    General Dynamics Corp. ...........................      36,643
  295    Honeywell International, Inc. ....................      10,618
  448    Parker-Hannifin Corp. ............................      29,198
  552    Pitney Bowes, Inc. ...............................      24,710
  190    United Technologies Corp. ........................      19,159
1,090    Xerox Corp. B.....................................      17,314
                                                             ----------
                                                                158,735
                                                             ----------
         CONSUMER CYCLICAL -- 6.4%
  412    Avery Dennison Corp. .............................      24,727
  288    Caterpillar, Inc. ................................      25,616
1,615    Delphi Corp. .....................................      12,255
  718    Family Dollar Stores, Inc. .......................      24,007
  349    Genuine Parts Co. ................................      14,752
1,071    McDonald's Corp. .................................      34,677
  957    TJX Companies, Inc. ..............................      23,951
  290    Yum! Brands, Inc. ................................      13,442
                                                             ----------
                                                                173,427
                                                             ----------
         CONSUMER STAPLES -- 8.6%
  722    Altria Group, Inc. ...............................      46,104
  667    Coca-Cola Co. ....................................      27,653
  513    Coca-Cola Enterprises, Inc. ......................      11,263
  440    Colgate-Palmolive Co. ............................      23,097
  930    EnCana Corp. .....................................      54,966
  474    General Mills, Inc. ..............................      25,096
  215    Sara Lee Corp. ...................................       5,048
  632    Weyerhaeuser Co. .................................      39,449
                                                             ----------
                                                                232,676
                                                             ----------
         ENERGY -- 13.2%
  318    Anadarko Petroleum Corp. .........................      21,028
  705    BP plc ADR........................................      42,014
1,033    ChevronTexaco Corp. ..............................      56,190
1,644    Exxon Mobil Corp. ................................      84,837
  190    Occidental Petroleum Corp. .......................      11,110
  482    Progress Energy, Inc. ............................      21,315
  675    Royal Dutch Petroleum Co. NY Shares...............      39,467
  421    Schlumberger Ltd. ................................      28,624
  463    Total S.A. ADR....................................      49,828
                                                             ----------
                                                                354,413
                                                             ----------
         FINANCE -- 18.4%
  267    ACE Ltd. .........................................      11,584
  514    American International Group, Inc. ...............      34,086
1,267    Bank of America Corp. ............................      58,751

                                                               MARKET
SHARES                                                        VALUE U
------                                                       ----------
         FINANCE -- (CONTINUED)
1,687    Citigroup, Inc. ..................................  $   82,767
  280    Franklin Resources, Inc. .........................      18,994
  473    Freddie Mac.......................................      30,889
  134    Goldman Sachs Group, Inc. ........................      14,430
  693    J.P. Morgan Chase & Co. ..........................      25,863
  445    Marsh & McLennan Companies, Inc. .................      14,469
  415    MBIA, Inc. .......................................      24,777
  810    MBNA Corp. .......................................      21,535
  336    Merrill Lynch & Co., Inc. ........................      20,166
  310    Prudential Financial, Inc. .......................      16,701
  259    St. Paul Travelers Companies, Inc. ...............       9,738
  313    State Street Corp. ...............................      14,021
  732    Synovus Financial Corp. ..........................      19,865
  312    UBS AG............................................      25,374
  433    XL Capital Ltd. Class A...........................      32,365
  261    Zions Bancorp.....................................      17,694
                                                             ----------
                                                                494,069
                                                             ----------
         HEALTH CARE -- 8.7%
1,262    Abbott Laboratories...............................      56,815
  590    AstraZeneca plc ADR...............................      22,199
  619    Baxter International, Inc. .......................      20,898
  160    Cardinal Health, Inc. ............................       8,994
  480    Lilly (Eli) & Co. ................................      26,008
  260    McKesson Corp. ...................................       8,971
  343    Novartis AG ADR...................................      16,413
  751    Pfizer, Inc. .....................................      18,145
1,622    Schering-Plough Corp. ............................      30,112
  676    Wyeth.............................................      26,798
                                                             ----------
                                                                235,353
                                                             ----------
         SERVICES -- 3.8%
  479    Comcast Corp. Class A B...........................      15,424
  507    Comcast Corp. Special Class A B...................      16,010
  280    Gannett Co., Inc. ................................      22,411
  413    Viacom, Inc. Class B..............................      15,418
1,138    Waste Management, Inc. ...........................      33,014
                                                             ----------
                                                                102,277
                                                             ----------
         TECHNOLOGY -- 14.7%
  589    BellSouth Corp. ..................................      15,450
  512    Broadcom Corp. Class A B..........................      16,303
  987    EMC Corp. B.......................................      12,925
  302    Emerson Electric Co. .............................      20,320
  157    Freescale Semiconductor, Inc. Class B B...........       2,740
  916    General Electric Co. .............................      33,099
  608    International Business Machines Corp. ............      56,790
1,316    Microsoft Corp. ..................................      34,571
1,701    Motorola, Inc. ...................................      26,775
1,370    SBC Communications, Inc. .........................      32,561
  597    Sprint Corp. .....................................      14,224
1,084    Texas Instruments, Inc. ..........................      25,164
1,668    Time Warner, Inc. B...............................      30,026
1,399    Verizon Communications, Inc. .....................      49,806
  357    Whirlpool Corp. ..................................      24,382
                                                             ----------
                                                                395,136
                                                             ----------
         TRANSPORTATION -- 4.3%
  426    Canadian Pacific Railway Ltd. ADR.................      14,331
  952    CSX Corp. ........................................      38,059
  422    Norfolk Southern Corp. ...........................      14,726

--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE U
------                                                       ----------
COMMON STOCK -- (CONTINUED)
         TRANSPORTATION -- (CONTINUED)
  881    Southwest Airlines Co. ...........................  $   12,763
  587    Union Pacific Corp. ..............................      35,003
                                                             ----------
                                                                114,882
                                                             ----------
         UTILITIES -- 3.9%
  205    Dominion Resources, Inc. .........................      14,244
1,006    Exelon Corp. .....................................      44,510
  408    FPL Group, Inc. ..................................      31,300
  376    Pinnacle West Capital Corp. ......................      15,683
                                                             ----------
                                                                105,737
                                                             ----------
         Total common stock
           (cost $2,269,482)...............................  $2,602,446
                                                             ----------
SHORT-TERM INVESTMENTS -- 4.1%
         FINANCE -- 3.1%
2,268    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................       2,268
21,650   CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      21,650
1,977    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................       1,977
8,866    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       8,866
20,619   J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      20,619
27,217   UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      27,217
                                                             ----------
                                                                 82,597
                                                             ----------

                                                               MARKET
SHARES                                                        VALUE U
------                                                       ----------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 1.0%
27,511   BNY Institutional Cash Reserve Fund...............  $   27,511
                                                             ----------
         Total short-term investments
           (cost $110,108).................................  $  110,108
                                                             ----------
         Total investments in securities
           (cost $2,379,590) O.............................  $2,712,554
                                                             ----------
         Other assets and liabilities......................     (21,392)
                                                             ----------
         Total net assets..................................  $2,691,162
                                                             ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.05% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $2,385,531 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $370,484
      Unrealized depreciation........................   (43,461)
                                                       --------
      Net unrealized appreciation....................  $327,023
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 H   Security is fully or partially on loan at January 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
    ABN AMRO Joint Repurchase Agreement          U.S. Treasury Bond                                     8.125%            2019
    CS First Boston Joint Repurchase
      Agreement                                  Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
    Deutsche Bank Securities Joint Repurchase
      Agreement                                  FNMA                                              4.00%-7.09%       2009-2034
    Deutsche Bank Securities Joint Repurchase
      Agreement                                  U.S. Treasury Note                                      2.15%            2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                                  FNMA                                              3.92%-9.00%       2007-2035
    UBS Securities Joint Repurchase Agreement    FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE U
------                                                       ---------
COMMON STOCK -- 98.4%
         BASIC MATERIALS -- 11.3%
   58    Air Products and Chemicals, Inc. .................  $  3,393
  285    Alcoa, Inc. ......................................     8,401
  177    Dow Chemical Co. .................................     8,773
  167    DuPont (E.I.) de Nemours & Co. ...................     7,938
   68    Kimberly-Clark Corp. .............................     4,457
   68    PPG Industries, Inc. .............................     4,679
                                                             --------
                                                               37,641
                                                             --------
         CAPITAL GOODS -- 1.4%
80...    Rockwell Automation, Inc. ........................     4,531
                                                             --------
         CONSUMER CYCLICAL -- 6.7%
  171    Caterpillar, Inc. ................................    15,244
  189    General Motors Corp. .............................     6,965
                                                             --------
                                                               22,209
                                                             --------
         CONSUMER STAPLES -- 6.1%
  100    Altria Group, Inc. ...............................     6,351
   77    General Mills, Inc. ..............................     4,061
   67    Heinz (H.J.) Co. .................................     2,531
  100    Kellogg Co. ......................................     4,462
   47    Weyerhaeuser Co. .................................     2,914
                                                             --------
                                                               20,319
                                                             --------
         ENERGY -- 9.3%
  101    BP plc ADR........................................     6,010
   28    ChevronTexaco Corp. ..............................     1,520
   81    ConocoPhillips....................................     7,500
  310    Exxon Mobil Corp. ................................    15,971
                                                             --------
                                                               31,001
                                                             --------
         FINANCE -- 37.7%
    6    ACE Ltd. .........................................       265
  341    Bank of America Corp. ............................    15,802
   40    Chubb Corp. ......................................     2,967
  333    Citigroup, Inc. ..................................    16,309
   51    Comerica, Inc. ...................................     2,951
   42    Fannie Mae........................................     2,703
   68    First Horizon National Corp. .....................     2,912
   24    General Growth Properties, Inc. ..................       759
  102    Goldman Sachs Group, Inc. ........................    11,022
  198    J.P. Morgan Chase & Co. ..........................     7,395
  162    Merrill Lynch & Co., Inc. ........................     9,723
  132    Morgan Stanley....................................     7,389
  216    National City Corp. ..............................     7,693
  141    PNC Financial Services Group, Inc.................     7,614
  123    SunTrust Banks, Inc. .............................     8,835
  109    U.S. Bancorp......................................     3,281
   61    Wachovia Corp. ...................................     3,355
   25    Washington Mutual, Inc. ..........................     1,026
  105    Wells Fargo & Co. ................................     6,460
   94    XL Capital Ltd. Class A...........................     7,046
                                                             --------
                                                              125,507
                                                             --------
         HEALTH CARE -- 6.2%
  118    Abbott Laboratories...............................     5,322
  101    Baxter International, Inc. .......................     3,395
  160    Pfizer, Inc. .....................................     3,870
  199    Wyeth.............................................     7,901
                                                             --------
                                                               20,488
                                                             --------
         SERVICES -- 1.1%
   46    Gannett Co., Inc. ................................     3,715
                                                             --------
         TECHNOLOGY -- 7.1%
  139    BellSouth Corp. ..................................     3,654
  100    Emerson Electric Co. .............................     6,730
   84    Hewlett-Packard Co. ..............................     1,648
  247    SBC Communications, Inc. .........................     5,865
  137    Sprint Corp. .....................................     3,267
   71    Verizon Communications, Inc. .....................     2,511
                                                             --------
                                                               23,675
                                                             --------

                                                              MARKET
SHARES                                                        VALUE U
------                                                       ---------
         TRANSPORTATION -- 1.7%
  110    Shell Transport & Trading Co. plc ADR.............  $  5,801
                                                             --------
         UTILITIES -- 9.8%
   15    Constellation Energy Group, Inc. .................       745
  140    Dominion Resources, Inc. .........................     9,720
   59    Entergy Corp. ....................................     4,130
  144    Exelon Corp. .....................................     6,385
   80    FPL Group, Inc. ..................................     6,156
   59    SCANA Corp. ......................................     2,304
   44    TXU Corp. ........................................     3,031
                                                             --------
                                                               32,471
                                                             --------
         Total common stock
           (cost $304,207).................................  $327,358
                                                             --------

SHORT-TERM INVESTMENTS -- 1.5%
         BANKING -- 1.5%
  134    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................  $    134
1,276    CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     1,276
  117    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................       117
  522    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       522
1,215    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     1,215
1,604    UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     1,604
                                                             --------

         Total short-term investments
           (cost $4,868)...................................  $  4,868
                                                             --------
         Total investments in securities
           (cost $309,075) O ..............................  $332,226
                                                             --------
         Other assets and liabilities......................  $    531
                                                             --------
         Total net assets..................................  $332,757
                                                             ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.55% of total net assets at January 31, 2005.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $309,103 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $28,883
      Unrealized depreciation.........................   (5,760)
                                                        -------
      Net unrealized appreciation.....................  $23,123
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE                     COUPON RATE     EXPIRATION DATE
                                                                -------------                     -----------     ---------------
      ABN AMRO Joint Repurchase Agreement       U.S. Treasury Bond                                      8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                               Federal Farm Credit Disc. Note                           0.00%            2005
                                                Farm Credit System Financial Assistance Corp.            8.80%            2005
                                                FHLB                                              0.00%-6.625%       2005-2023
                                                SLMA Disc. Note                                          0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                    FNMA                                               4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                    U.S. Treasury Note                                       2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                               FNMA                                               3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                               FHLMC                                             3.50%-12.25%       2007-2035
                                                FNMA                                               4.00%-9.50%       2008-2035

 @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 100.6%
         BASIC MATERIALS -- 3.1%
 108     Alcoa, Inc. ......................................  $  3,190
                                                             --------
         CAPITAL GOODS -- 8.8%
  30     Deere & Co. ......................................     2,097
  81     International Game Technology.....................     2,526
  44     United Technologies Corp. ........................     4,440
                                                             --------
                                                                9,063
                                                             --------
         CONSUMER CYCLICAL -- 6.0%
  35     Caterpillar, Inc. ................................     3,136
  75     Home Depot, Inc. .................................     3,107
                                                             --------
                                                                6,243
                                                             --------
         CONSUMER STAPLES -- 10.3%
  82     Coca-Cola Co. ....................................     3,419
  68     Colgate-Palmolive Co. ............................     3,583
  69     Procter & Gamble Co. .............................     3,652
                                                             --------
                                                               10,654
                                                             --------
         ENERGY -- 10.8%
  38     ConocoPhillips....................................     3,535
  56     Occidental Petroleum Corp. .......................     3,269
  64     Schlumberger Ltd. ................................     4,341
                                                             --------
                                                               11,145
                                                             --------
         FINANCE -- 19.4%
  72     American International Group, Inc. ...............     4,760
 112     Citigroup, Inc. ..................................     5,508
  97     Marsh & McLennan Companies, Inc. .................     3,136
  62     Morgan Stanley....................................     3,447
  70     State Street Corp. ...............................     3,150
                                                             --------
                                                               20,001
                                                             --------
         HEALTH CARE -- 16.9%
  56     Amgen, Inc. B.....................................     3,492
  41     Genzyme Corp. B...................................     2,363
  77     Lilly (Eli) & Co. ................................     4,160
  50     Medtronic, Inc. ..................................     2,635
 198     Pfizer, Inc. .....................................     4,779
                                                             --------
                                                               17,429
                                                             --------
         SERVICES -- 6.3%
 130     Accenture Ltd. Class A B..........................     3,384
  39     Gannett Co., Inc. ................................     3,154
                                                             --------
                                                                6,538
                                                             --------
         TECHNOLOGY -- 19.0%
  73     Broadcom Corp. Class A B..........................     2,324
 210     Cisco Systems, Inc. B.............................     3,794

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         TECHNOLOGY -- (CONTINUED)
  48     Lockheed Martin Corp. ............................  $  2,758
 202     Microsoft Corp. ..................................     5,316
 162     Motorola, Inc. ...................................     2,551
 162     Time Warner, Inc. B...............................     2,914
                                                             --------
                                                               19,657
                                                             --------
         Total common stock
           (cost $101,413).................................  $103,920
                                                             --------
SHORT-TERM INVESTMENTS -- 0.0%
         BANKING -- 0.0%
  @@     ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................        @@
   4     CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................         4
  @@     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................        @@
   2     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................         2
   4     J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................         4
   5     UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................         5
                                                             --------
         Total short-term investments
           (cost $15)......................................        15
                                                             --------
         Total investments in securities
           (cost $101,428) O...............................  $103,935
         Other assets and liabilities......................  $   (606)
                                                             --------
         Total net assets..................................  $103,329
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $102,498 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 5,244
      Unrealized depreciation.........................   (3,807)
                                                        -------
      Net unrealized appreciation.....................  $ 1,437
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement         U.S. Treasury Bond                                    8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                 Federal Farm Credit Disc. Note                         0.00%            2005
                                                  Farm Credit System Financil Assistance Corp.           8.80%            2005
                                                  FHLB                                            0.00%-6.625%       2005-2023
                                                  SLMA Disc. Note                                        0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                      FNMA                                             4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                      U.S. Treasury Note                                     2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                 FNMA                                             3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                 FHLMC                                           3.50%-12.25%       2007-2035
                                                  FNMA                                             4.00%-9.50%       2008-2035

 @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCK -- 92.9%
         AUDIO AND VIDEO EQUIPMENT -- 1.7%
    1    Samsung Electronics Co. Ltd. I....................  $   261
                                                             -------
         CABLE & OTHER SUBSCRIPTION PROGRAMMING -- 0.3%
    1    Comcast Corp. Class A B...........................       39
                                                             -------
         INFORMATION -- SOFTWARE PUBLISHERS -- 9.3%
  109    KongZhong Corp. ADR BH............................      892
   40    Openwave Systems, Inc. B..........................      541
                                                             -------
                                                               1,433
                                                             -------
         OTHER INFORMATION SERVICES -- 0.3%
   22    Primus Telecommunications Group, Inc. B...........       51
                                                             -------
         OTHER TELECOMMUNICATIONS -- 42.7%
   47    Brasil Telecom S.A. ADR H.........................      597
  560    China Telecom Corp. Ltd. I........................      209
   36    France Telecom S.A. IM............................    1,137
   10    KT Corp. ADR......................................      214
   27    P.T. Telekomunikasi Indonesia ADR.................      554
    3    Sprint Corp. .....................................       72
  161    Telecom Italia S.p.A. I...........................      518
   32    Telekom Austria AG IM.............................      601
   24    Telemar Norte Leste S.A. .........................      539
   69    Telenor ASA IM....................................      636
   21    Telkom South Africa Ltd. ADR......................    1,483
                                                             -------
                                                               6,560
                                                             -------
         TELECOMMUNICATION RESELLERS -- 2.1%
    4    Chunghwa Telecom Co. Ltd. ADR.....................       93
    1    Maroc Telecom BM..................................        9
    4    Telefonica S.A. ADR...............................      218
                                                             -------
                                                                 320
                                                             -------
         WIRED TELECOMMUNICATIONS CARRIERS -- 12.5%
    1    ALLTEL Corp. .....................................       72
    7    Deutsche Telekom AG BI............................      151
  184    Eircom Group plc M................................      443
    7    General Communication, Inc. Class A B.............       72
  123    Koninklijke (Royal) KPN N.V. I....................    1,183
                                                             -------
                                                               1,921
                                                             -------
         WIRELESS COMMUNICATIONS SERVICES -- 2.1%
  173    Dobson Communications Corp. B.....................      318
                                                             -------
         WIRELESS TELECOMMUNICATIONS CARRIERS -- 21.9%
   38    Citizens Communications Co. ......................      510
   47    Nextel Communications, Inc. Class A B.............    1,354
   34    Philippine Long Distance Telephone Co. BI.........      866
    9    Turkcell Iletisim Hizmet ADR......................      156
   68    UbiquiTel, Inc. B.................................      473
                                                             -------
                                                               3,359
                                                             -------
         Total common stock
           (cost $11,457)..................................  $14,262
                                                             -------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
PREFERRED STOCKS -- 3.9%
         INFORMATION -- OTHER TELECOMMUNICATIONS -- 3.9%
   42    Tele Norte Leste Participacoes S.A. ADR...........  $   599
                                                             -------
         Total preferred stocks
           (cost $594).....................................  $   599
                                                             -------
         Total long-term investments
           (cost $12,051)..................................  $14,861
                                                             -------

SHORT-TERM INVESTMENTS -- 9.3%
         BANKING -- 2.0%
    8    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................        8
   82    CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       82
    7    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................        7
   35    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       35
   78    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       78
  103    UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      103
                                                             -------
                                                                 313
                                                             -------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 7.3%
1,113    BNY Institutional Cash Reserve Fund...............    1,113
                                                             -------
         Total short-term investments
           (cost $1,426)...................................  $ 1,426
                                                             -------
         Total investments in securities
           (cost $13,477) O................................  $16,287
         Other assets and liabilities......................     (937)
                                                             -------
         Total net assets..................................  $15,350
                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 74.01% of total net assets at January 31, 2005.

 B   Currently non-income producing.

 O At January 31, 2005, the cost of securities for federal income tax purposes is $13,477 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,427
      Unrealized depreciation..........................    (617)
                                                         ------
      Net unrealized appreciation......................  $2,810
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $2,826, which represents 18.41% of total net assets.

 I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $5,562, which represents 36.23% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    ------------    ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase           Federal Farm Credit Disc. Note                          0.00%
        Agreement                                                                                                         2005
                                                 Farm Credit System Financial Assistance Corp.                            2005
                                                                                                         8.80%
                                                 FHLB                                                                2005-2023
                                                                                                  0.00%-6.625%
                                                 SLMA Disc. Note                                                          2022
                                                                                                         0.00%
      Deutsche Bank Securities Joint             FNMA                                              4.00%-7.09%
        Repurchase Agreement                                                                                         2009-2034
      Deutsche Bank Securities Joint             U.S. Treasury Note                                      2.15%
        Repurchase Agreement                                                                                              2006
      J. P. Morgan Chase Joint Repurchase        FNMA                                              3.92%-9.00%
        Agreement                                                                                                    2007-2035
      UBS Securities Joint Repurchase            FHLMC                                            3.50%-12.25%
        Agreement                                                                                                    2007-2035
                                                 FNMA                                                                2008-2035
                                                                                                   4.00%-9.50%

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE :
------                                                       -------
COMMON STOCK -- 95.4%
         AGENCIES, BROKERAGES, OTHER INSURANCE
         ACTIVITIES -- 2.0%
   13    Marsh & McLennan Companies, Inc. .................  $   416
                                                             -------
         COMMERCIAL BANKING -- 10.5%
   86    Capitalia S.p.A. IH...............................      390
   12    UBS AG I..........................................    1,000
   52    Westpac Banking Corp. I...........................      770
                                                             -------
                                                               2,160
                                                             -------
         CONSUMER LENDING -- 1.9%
    6    Takefuji Corp. I..................................      397
                                                             -------
         DEPOSITORY CREDIT BANKING -- 30.7%
   59    Banco Bilbao Vizcaya Argentaria S.A. IH...........      989
   21    Bank of America Corp. ............................      969
    4    Bank of Hawaii Corp. .............................      192
   13    Canadian Western Bank.............................      268
   21    Citigroup, Inc. ..................................    1,015
   16    Golden West Financial Corp. ......................    1,047
   37    Hibernia Corp. Class A............................      963
   36    HSBC Holdings plc I...............................      597
    6    Northern Trust Corp. .............................      275
                                                             -------
                                                               6,315
                                                             -------
         INSURANCE CARRIERS -- 22.0%
   20    ACE Ltd. .........................................      864
    8    AMBAC Financial Group, Inc. ......................      592
   16    American International Group, Inc. ...............    1,027
    7    MBIA, Inc. .......................................      430
    3    Prudential Financial, Inc. .......................      162
   11    Reinsurance Group of America......................      527
   21    St. Paul Travelers Companies, Inc. ...............      770
    9    UnumProvident Corp. ..............................      154
                                                             -------
                                                               4,526
                                                             -------
         INTERNATIONAL TRADE FINANCING (FOREIGN
         BANKS) -- 9.6%
   16    Bayerische Hypo-und Vereinsbank AG BI.............      349
   41    Royal Bank of Scotland Group plc I................    1,376
   14    St. George Bank Ltd. H............................      263
                                                             -------
                                                               1,988
                                                             -------
         MONETARY AUTHORITIES -- CENTRAL BANK -- 3.9%
    3    Canadian Imperial Bank of Commerce H..............      188
    r    Mitsubishi Tokyo Financial Group, Inc. I..........      605
                                                             -------
                                                                 793
                                                             -------
         NONDEPOSITORY CREDIT BANKING -- 1.9%
    6    Freddie Mac.......................................      392
                                                             -------
         OTHER FINANCIAL INVESTMENT ACTIVITIES -- 5.9%
   @@    Eaton Vance Corp. ................................        5
    6    Franklin Resources, Inc. .........................      394
   53    Nordea Bank AB I..................................      491
    7    State Street Corp. ...............................      323
                                                             -------
                                                               1,213
                                                             -------

                                                             MARKET
SHARES                                                       VALUE :
------                                                       -------
         REAL ESTATE CREDIT (MORTGAGE BANKING) -- 2.2%
   12    Countrywide Financial Corp. ......................  $   451
                                                             -------
         SECURITIES, COMMODITIES AND BROKERAGE -- 4.8%
    5    Goldman Sachs Group, Inc. ........................      496
    8    Merrill Lynch & Co., Inc. ........................      493
                                                             -------
                                                                 989
                                                             -------
         Total common stock
           (cost $16,912)..................................  $19,640
                                                             -------
SHORT-TERM INVESTMENTS -- 10.4%
         BANKING -- 3.2%
   18    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................       18
  174    CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      174
   16    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................       16
   71    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       71
  166    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      166
  218    UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      218
                                                             -------
                                                                 663
                                                             -------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 7.2%
1,471    Navigator Prime Portfolio.........................    1,471
                                                             -------
         Total short-term investments
           (cost $2,134)...................................  $ 2,134
                                                             -------
         Total investments in securities
           (cost $19,046) O................................  $21,774
         Other assets and liabilities......................   (1,187)
                                                             -------
         Total net assets..................................  $20,587
                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 37.32% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $19,204 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,011
      Unrealized depreciation..........................    (441)
                                                         ------
      Net unrealized appreciation......................  $2,570
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $6,964, which represents 33.83% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase           Federal Farm Credit Disc. Note
        Agreement                                                                                        0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint             FNMA
        Repurchase Agreement                                                                       4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint             U.S. Treasury Note
        Repurchase Agreement                                                                             2.15%            2006
      J. P. Morgan Chase Joint Repurchase        FNMA
        Agreement                                                                                  3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase            FHLMC
        Agreement                                                                                 3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                        VALUE U
--------                                                       --------
COMMON STOCK -- 97.0%
           BASIC CHEMICAL MANUFACTURING -- 1.1%
     101   Bayer AG I........................................  $  3,259
      10   Lanxess B.........................................       194
                                                               --------
                                                                  3,453
                                                               --------
           DATA PROCESSING SERVICES -- 2.0%
     409   NDCHealth Corp. ..................................     6,359
                                                               --------
           DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 4.2%
     385   McKesson Corp. ...................................    13,272
                                                               --------
           ELECTRICAL EQUIP MANUF -- 0.9%
     138   Olympus Corp. IH..................................     2,880
                                                               --------
           ELECTROMEDICAL MANUFACTURING -- 4.9%
     292   Medtronic, Inc. ..................................    15,322
                                                               --------
           GENERAL MEDICAL AND SURGICAL HOSPITALS -- 2.1%
     163   Triad Hospitals, Inc. B...........................     6,637
                                                               --------
           HEALTH AND PERSONAL CARE STORES -- 2.1%
   1,909   Rite Aid Corp. ...................................     6,757
                                                               --------
           INSURANCE CARRIERS -- 4.0%
      49   Aetna, Inc. ......................................     6,238
     105   PacifiCare Health Systems, Inc. BH................     6,442
                                                               --------
                                                                 12,680
                                                               --------
           MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 3.4%
     200   Baxter International, Inc. .......................     6,739
      40   Becton, Dickinson & Co. ..........................     2,260
      62   Terumo Corp. I....................................     1,793
                                                               --------
                                                                 10,792
                                                               --------
           NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 2.2%
      42   Beckman Coulter, Inc. ............................     2,821
     394   Bruker BioSciences Corp. B........................     1,420
     176   CTI Molecular Imaging, Inc. BH....................     2,591
                                                               --------
                                                                  6,832
                                                               --------
           OFFICES OF PHYSICIANS -- 0.8%
      62   Edwards Lifesciences Corp. B......................     2,527
                                                               --------
           OUTPATIENT CARE CENTERS -- 1.0%
     113   Health Net, Inc. B................................     3,290
                                                               --------
           PHARMACEUTICAL & MEDICINE MANUFACTURING -- 54.8%
     340   Abbott Laboratories...............................    15,298
     101   Abgenix, Inc. BH..................................       883
     212   Amylin Pharmaceuticals, Inc. BH...................     4,753
       r   Anadys Pharmaceuticals, Inc. B....................         3
     102   Array BioPharma, Inc. B...........................       901
     479   AstraZeneca plc ADR...............................    18,025
     112   AtheroGenics, Inc. BH.............................     2,079
      74   Cephalon, Inc. BH.................................     3,636
      42   Cytokinetics, Inc. BH.............................       413
     227   Eisai Co. Ltd. I..................................     7,366
     163   Forest Laboratories, Inc. B.......................     6,757
     289   Fujisawa Pharmaceutical Co. Ltd. I................     7,451
     232   Genzyme Corp. B...................................    13,522

                                                                MARKET
 SHARES                                                        VALUE U
--------                                                       --------
           PHARMACEUTICAL & MEDICINE MANUFACTURING --
           (CONTINUED)
      98   Hospira, Inc. B...................................  $  2,832
     393   King Pharmaceuticals, Inc. B......................     4,130
     187   Lilly (Eli) & Co. ................................    10,127
     216   Novartis AG I.....................................    10,379
      76   NPS Pharmaceuticals, Inc. BH......................     1,252
      32   Onyx Pharmaceuticals, Inc. BH.....................       929
      25   OSI Pharmaceuticals, Inc. B.......................     1,628
     192   Sankyo Co. Ltd. I.................................     4,275
     244   Sanofi-Aventis S.A. ADR...........................     9,089
   1,000   Schering-Plough Corp. ............................    18,560
      67   Schwarz Pharma AG H...............................     3,008
     499   Shionogi & Co. Ltd. IH............................     6,287
      66   Takeda Pharmaceutical Co. Ltd. I..................     3,136
      64   UCB S.A. .........................................     3,112
      74   Vertex Pharmaceuticals, Inc. BH...................       749
     133   Watson Pharmaceuticals, Inc. B....................     3,958
     208   Wyeth.............................................     8,239
                                                               --------
                                                                172,777
                                                               --------
           PROFESSIONAL, SCIENTIFIC, AND TECHNICAL
           SERVICES -- 0.8%
     312   Exelixis, Inc. BH.................................     2,422
                                                               --------
           SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES --12.7%
     288   Applera Corp. -- Celera Genomics Group B..........     3,826
     202   Ciphergen Biosystems, Inc. BH.....................       607
     145   CV Therapeutics, Inc. BH..........................     2,978
     468   Elan Corp. plc ADR BH.............................    12,598
     139   Gilead Sciences, Inc. B...........................     4,604
     251   Human Genome Sciences, Inc. BH....................     2,993
      57   ICOS Corp. BH.....................................     1,432
     156   Medicines Co. BH..................................     4,297
     418   Millennium Pharmaceuticals, Inc. B................     3,851
     152   Regeneron Pharmaceutical, Inc. BH.................     1,091
      78   Zymogenetics, Inc. BH.............................     1,607
                                                               --------
                                                                 39,884
                                                               --------
           Total common stock
             (cost $286,718).................................  $305,884
                                                               --------
SHORT-TERM INVESTMENTS -- 15.8%
           BANKING -- 3.2%
     279   ABN AMRO Joint Repurchase Agreement,
             2.43%, 2-1-2005 @...............................  $    279
   2,666   CS First Boston Joint Repurchase Agreement,
             2.50%, 2-1-2005 @...............................     2,666
     244   Deutsche Bank Securities Joint Repurchase
             Agreement,
             2.43%, 2-1-2005 @...............................       244
   1,092   Deutsche Bank Securities Joint Repurchase
             Agreement,
             2.50%, 2-1-2005 @...............................     1,092
   2,539   J.P. Morgan Chase Joint Repurchase Agreement,
             2.50%, 2-1-2005 @...............................     2,539
   3,352   UBS Securities Joint Repurchase Agreement,
             2.50%, 2-1-2005 @...............................     3,352
                                                               --------
                                                                 10,172
                                                               --------

--------------------------------------------------------------------------------

 SHARES
--------
SHORT-TERM INVESTMENTS -- (CONTINUED)
           SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
           LENDING -- 12.6%
  39,769   Navigator Prime Portfolio.........................  $ 39,769
                                                               --------
           Total short-term investments
             (cost $49,941)..................................  $ 49,941
                                                               --------
           Total investments in securities
             (cost $336,659) O...............................  $355,825
           Other assets and liabilities......................   (40,380)
                                                               --------
           Total net assets..................................  $315,445
                                                               ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.44% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $337,492 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 38,675
      Unrealized depreciation........................   (20,342)
                                                       --------
      Net unrealized appreciation....................  $ 18,333
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $46,826, which represents 14.84% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE                     COUPON RATE     EXPIRATION DATE
                                                                -------------                     ------------    ---------------
    ABN AMRO Joint Repurchase Agreement         U.S. Treasury Bond                                      8.125%            2019
    CS First Boston Joint Repurchase            Federal Farm Credit Disc. Note                           0.00%
      Agreement                                                                                                           2005
                                                Farm Credit System Financial Assistance Corp.                             2005
                                                                                                         8.80%
                                                FHLB                                                                 2005-2023
                                                                                                  0.00%-6.625%
                                                SLMA Disc. Note                                                           2022
                                                                                                         0.00%
    Deutsche Bank Securities Joint              FNMA                                               4.00%-7.09%
      Repurchase Agreement                                                                                           2009-2034
    Deutsche Bank Securities Joint              U.S. Treasury Note                                       2.15%
      Repurchase Agreement                                                                                                2006
    J. P. Morgan Chase Joint Repurchase         FNMA                                               3.92%-9.00%
      Agreement                                                                                                      2007-2035
    UBS Securities Joint Repurchase             FHLMC                                             3.50%-12.25%
      Agreement                                                                                                      2007-2035
                                                FNMA                                                                 2008-2035
                                                                                                   4.00%-9.50%

@@Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                         VALUE U
-------                                                       ---------
COMMON STOCK -- 99.2%
          CANADA -- 1.7%
     75   Canadian National Railway Co. H...................  $   4,428
    118   Research In Motion Ltd. B.........................      8,419
                                                              ---------
                                                                 12,847
                                                              ---------
          FRANCE -- 8.5%
  1,124   Alcatel S.A. BIH..................................     16,115
  1,755   Alstom B..........................................      1,625
    246   AXA I.............................................      5,979
    225   JC Decaux S.A. BI.................................      6,009
     49   Pernod-Ricard IH..................................      6,992
     76   Pinault-Printemps-Redoute S.A. I..................      8,002
    120   Publicis Groupe I.................................      3,785
    433   Vivendi Universal S.A. BI.........................     13,699
                                                              ---------
                                                                 62,206
                                                              ---------
          GERMANY -- 6.2%
     50   Adidas-Salomon AG IH..............................      7,534
    116   Allianz AG IHM....................................     13,696
    372   Bayerische Hypo-und Vereinsbank AG BIH............      8,149
     52   Muenchener Rueckversicherungs-Gesellschaft AG I...      5,969
    152   Schering AG I.....................................     10,305
                                                              ---------
                                                                 45,653
                                                              ---------
          HONG KONG -- 2.4%
 11,256   CNOOC Ltd. IH.....................................      5,967
  1,972   Esprit Holdings Ltd. IM...........................     11,403
                                                              ---------
                                                                 17,370
                                                              ---------
          INDIA -- 1.1%
    127   Infosys Technologies Ltd. ADR H...................      8,367
                                                              ---------
          INDONESIA -- 0.5%
    192   P.T. Telekomunikasi Indonesia ADR.................      3,986
                                                              ---------
          IRELAND -- 5.8%
  1,471   Elan Corp. plc ADR BH.............................     39,625
     66   Ryanair Holdings plc ADR B........................      3,100
                                                              ---------
                                                                 42,725
                                                              ---------
          ITALY -- 1.5%
    281   Autostrade S.p.A. IH..............................      8,133
    657   Banca Intesa S.p.A. IH............................      3,055
                                                              ---------
                                                                 11,188
                                                              ---------
          JAPAN -- 4.7%
    588   Bank of Yokohama Ltd. I...........................      3,706
      1   Japan Tobacco, Inc. I.............................      9,822
    418   Mitsubishi Securities Co. Ltd. IH.................      4,055
     79   Nippon Electric Glass Co. Ltd. I..................      1,040
    130   Trend Micro, Inc. IH..............................      5,828
      2   UFJ Holdings, Inc. BIH............................      9,804
                                                              ---------
                                                                 34,255
                                                              ---------
          LUXEMBOURG -- 0.7%
    393   SES Global IM.....................................      4,806
                                                              ---------
          MEXICO -- 1.0%
    129   Grupo Televisa S.A. ADR...........................      7,595
                                                              ---------
          NETHERLANDS -- 6.5%
    287   ASML Holding N.V. B...............................      4,723
    369   European Aeronautic Defence and Space Co. IH......     11,326
    200   ING Groep N.V. I..................................      5,771
  2,174   Koninklijke Ahold N.V. BI.........................     17,960
    203   Koninklijke (Royal) KPN N.V. BI...................      7,762
                                                              ---------
                                                                 47,542
                                                              ---------
          RUSSIA -- 0.4%
     83   RAO Gazprom Class S ADR HM........................      2,916
                                                              ---------

                                                               MARKET
SHARES                                                         VALUE U
-------                                                       ---------
          SOUTH KOREA -- 2.1%
    470   Kia Motors Corp. BI...............................  $   5,779
     95   L.G. Philips LCD Co. Ltd. BH......................      4,093
     12   Samsung Electronics Co. Ltd. I....................      5,642
                                                              ---------
                                                                 15,514
                                                              ---------
          SPAIN -- 1.0%
    455   Banco Bilbao Vizcaya Argentaria S.A. IH...........      7,667
                                                              ---------
          SWEDEN -- 1.6%
    238   Assa Abloy AB IH..................................      3,776
     23   SKF AB B Shares...................................      1,038
  2,485   Telefonaktiebolaget LM Ericsson BI................      7,297
                                                              ---------
                                                                 12,111
                                                              ---------
          SWITZERLAND -- 0.5%
     68   Adecco S.A. BI....................................      3,557
                                                              ---------
          TAIWAN -- 1.2%
    587   AU Optronics Corp. ADR............................      9,076
                                                              ---------
          UNITED KINGDOM -- 12.7%
    249   British Airways plc BI............................      1,252
  1,876   Capita Group plc I................................     12,695
    106   Carnival plc I....................................      6,345
  4,016   Carphone Warehouse Group plc I....................     13,270
  3,041   EMI Group plc I...................................     15,181
    536   GUS plc I.........................................      9,764
     84   Imperial Tobacco Group plc I......................      2,217
    806   Rolls-Royce Group plc I...........................      3,972
    617   Standard Chartered plc I..........................     11,333
  6,642   Vodafone Group plc I..............................     17,168
                                                              ---------
                                                                 93,197
                                                              ---------
          UNITED STATES -- 39.1%
    256   Abbott Laboratories...............................     11,530
    111   Apollo Group, Inc. Class A B......................      8,695
    241   Apple Computer, Inc. B............................     18,548
    215   Baxter International, Inc. .......................      7,268
    232   Cisco Systems, Inc. B.............................      4,183
     49   Citigroup, Inc. ..................................      2,386
    333   Comcast Corp. Special Class A B...................     10,517
    470   Corning, Inc. B...................................      5,141
    426   Dell, Inc. B......................................     17,786
     30   eBay, Inc. B......................................      2,421
    174   Electronic Arts, Inc. B...........................     11,182
    371   Forest Laboratories, Inc. B.......................     15,408
    535   General Electric Co. .............................     19,340
    183   Gilead Sciences, Inc. B...........................      6,051
    129   Gillette Co. .....................................      6,528
     93   Goldman Sachs Group, Inc. ........................      9,987
    259   Home Depot, Inc. .................................     10,678
    309   IVAX Corp. BH.....................................      4,640
    392   Microsoft Corp. ..................................     10,289
    330   Monster Worldwide, Inc. BH........................     10,319
    149   Pixar BH..........................................     12,945
    542   Schering-Plough Corp. ............................     10,063
  1,796   Sirius Satellite Radio, Inc. B....................     11,889
    353   Staples, Inc. ....................................     11,541
     82   Transocean, Inc. B................................      3,608
    322   Tyco International Ltd. ..........................     11,626
    289   Viacom, Inc. Class B..............................     10,780
    107   Wellpoint, Inc. B.................................     13,037
    257   Yahoo!, Inc. B....................................      9,052
                                                              ---------
                                                                287,438
                                                              ---------
          Total common stock
            (Cost $654,220).................................  $ 730,016
                                                              ---------
SHORT-TERM INVESTMENTS -- 18.8%
          UNITED STATES -- 0.0%
      5   ABN AMRO Joint Repurchase Agreement,
            2.43%, 2-1-2005 @...............................          5

--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                         VALUE U
-------                                                       ---------
     51   CS First Boston Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................  $      51
      5   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.43%, 2-1-2005 @...............................          5
     21   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.50%, 2-1-2005 @...............................         21
     49   J.P. Morgan Chase Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................         49
     65   UBS Securities Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................         65
                                                              ---------
                                                                    196
                                                              ---------
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
          LENDING -- 18.8%
137,959   Navigator Prime Portfolio.........................    137,959
                                                              ---------
          Total short-term investments
            (cost $138,155).................................  $ 138,155
                                                              ---------
          Total investments in securities
            (cost $792,375) O...............................  $ 868,171
          Other Assets and Liabilities......................  $(132,523)
                                                              ---------
          Total net assets..................................  $ 735,648
                                                              =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $798,950 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $77,373
      Unrealized depreciation.........................   (8,152)
                                                        -------
      Net unrealized appreciation.....................  $69,221
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.
  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $32,821, which represents 4.46% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $343,587, which represents 46.71% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                                             CONTRACT           DELIVERY            APPRECIATION
DESCRIPTION                             TRANSACTION       MARKET VALUE        AMOUNT              DATE             (DEPRECIATION)
-----------                             -----------       ------------       --------           --------           --------------
Swiss Francs                                Buy              $1,331           $1,336        February 1, 2005             (5)
Swiss Francs                                Buy                 578              579        February 2, 2005             (1)
Euro                                        Buy               1,049            1,049        February 2, 2005             @@
Euro                                       Sell               1,763            1,763        February 1, 2005             @@
Euro                                        Buy                 539              539        February 3, 2005             @@
Euro                                       Sell               2,232            2,232        February 2, 2005             @@
Japanese Yen                                Buy                 228              228        February 1, 2005             @@
Japanese Yen                               Sell               1,706            1,712        February 2, 2005             @@
                                                                                                                        ---
                                                                                                                        $@@
                                                                                                                        ===

@ Repurchase agreements collateralized as follows:

                                                           SECURITY TYPE                       COUPON RATE        EXPIRATION DATE
                                                           -------------                       -----------        ---------------
    ABN AMRO Joint Repurchase Agreement    U.S. Treasury Bond                                        8.125%               2019
    CS First Boston Joint Repurchase
      Agreement                            Federal Farm Credit Disc. Note                             0.00%               2005
                                           Farm Credit System Financil Assistance Corp.               8.80%               2005
                                           FHLB                                                0.00%-6.625%          2005-2023
                                           SLMA Disc. Note                                            0.00%               2022
    Deutsche Bank Securities Joint
      Repurchase Agreement                 FNMA                                                 4.00%-7.09%          2009-2034
    Deutsche Bank Securities Joint
      Repurchase Agreement                 U.S. Treasury Note                                         2.15%               2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                            FNMA                                                 3.92%-9.00%          2007-2035
    UBS Securities Joint Repurchase
      Agreement                            FHLMC                                               3.50%-12.25%          2007-2035
                                           FNMA                                                 4.00%-9.50%          2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
COMMON STOCK -- 99.4%
         COMMUNICATIONS EQUIPMENT -- 13.7%
  109    Cisco Systems, Inc. B.............................  $ 1,970
  133    Motorola, Inc. ...................................    2,087
  174    Nokia Oyj ADR.....................................    2,653
   34    Scientific-Atlanta, Inc. .........................    1,036
                                                             -------
                                                               7,746
                                                             -------
         COMPUTER AND PERIPHERAL -- 19.1%
   77    Dell, Inc. B......................................    3,199
  273    Hon Hai Precision Industry Co. Ltd. I.............    1,200
   31    Hutchinson Technology, Inc. B.....................    1,101
   53    International Business Machines Corp. ............    4,961
   17    Symbol Technologies, Inc. ........................      313
                                                             -------
                                                              10,774
                                                             -------
         COMPUTER SYSTEMS DESIGN & RELATED SERVICES -- 5.7%
    7    Automatic Data Processing, Inc. ..................      313
   71    BISYS Group, Inc. B...............................    1,096
    7    CheckFree Corp. B.................................      285
   32    DST Systems, Inc. B...............................    1,547
                                                             -------
                                                               3,241
                                                             -------
         DATA PROCESSING SERVICES -- 4.7%
   65    First Data Corp. .................................    2,640
                                                             -------
         ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT
         OTHER -- 3.3%
  172    Corning, Inc. B...................................    1,877
                                                             -------
         INFORMATION -- SOFTWARE PUBLISHERS -- 15.9%
   10    Computer Associates International, Inc. ..........      283
   37    Electronic Arts, Inc. B...........................    2,400
  194    Microsoft Corp. ..................................    5,090
   51    Red Hat, Inc. BH..................................      549
   20    Salesforce.com, Inc. B............................      278
   13    VeriSign, Inc. B..................................      341
                                                             -------
                                                               8,941
                                                             -------
         INTERNET PROVIDERS & WEB SEARCH PORT -- 7.1%
   10    S1 Corp. B........................................       83
  111    Yahoo!, Inc. B....................................    3,919
                                                             -------
                                                               4,002
                                                             -------
         MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING
         SERVICES -- 2.7%
   48    Accenture Ltd. Class A B..........................    1,243
    9    Monster Worldwide, Inc. B.........................      275
                                                             -------
                                                               1,518
                                                             -------
         OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.5%
   10    TaTa Consulting BM................................      283
                                                             -------
         RETAIL -- ELECTRONIC SHOPPING AND MAIL-ORDER
         HOUSES -- 1.3%
    9    eBay, Inc. B......................................      709
                                                             -------
         SEMICONDUCTOR, ELECTRONIC COMPONENT -- 21.6%
   49    Analog Devices, Inc. .............................    1,744
   59    Applied Materials, Inc. B.........................      941
   56    ASM International N.V. BH.........................      971

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
         SEMICONDUCTOR, ELECTRONIC COMPONENT -- (CONTIN-
         UED)
   26    Broadcom Corp. Class A B..........................  $   831
  112    Fairchild Semiconductor International, Inc. B.....    1,604
  157    Flextronics International Ltd. B..................    2,227
   75    Lam Research Corp. B..............................    1,999
  203    ON Semiconductor Corp. B..........................      742
   30    QLogic Corp. B....................................    1,136
                                                             -------
                                                              12,195
                                                             -------
         WASTE MANAGEMENT -- BUSINESS SUPPORT
         SERVICES -- 1.2%
   23    Iron Mountain, Inc. B.............................      657
                                                             -------
         WASTE MANAGEMENT -- EMPLOYMENT SERVICES -- 0.6%
    7    Manpower, Inc. ...................................      336
                                                             -------
         WIRELESS TELECOMMUNICATIONS CARRIERS -- 2.0%
   55    Avaya, Inc. B.....................................      788
    5    Research In Motion Ltd. B.........................      349
                                                             -------
                                                               1,137
                                                             -------
         Total common stock
           (cost $52,734)..................................  $56,056
                                                             -------
SHORT-TERM INVESTMENTS -- 4.0%
         BANKING -- 1.6%
   24    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................       24
  234    CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      234
   21    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................       21
   96    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       96
  223    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      223
  294    UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................      294
                                                             -------
                                                                 892
                                                             -------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 2.4%
1,364    BNY Institutional Cash Reserve Fund...............    1,364
                                                             -------
         Total short-term investments
           (cost $2,256)...................................  $ 2,256
                                                             -------
         Total investments in securities
           (cost $54,990) O................................  $58,312
         Other assets and liabilities......................  $(1,904)
                                                             -------
         Total net assets..................................  $56,408
                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.12% of total net asset at January 31, 2005.

  B  Currently non-income producing.

--------------------------------------------------------------------------------

  O At January 31, 2005, the cost of securities for federal income tax purposes is $56,191 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 4,036
      Unrealized depreciation.........................   (1,915)
                                                        -------
      Net unrealized appreciation.....................  $ 2,121
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $283, which represents 0.50% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $1,200, which represents 2.13% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

 @  Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase           Federal Farm Credit Disc. Note                          0.00%
        Agreement                                                                                                         2005
                                                 Farm Credit System Financial Assistance Corp.                            2005
                                                                                                         8.80%
                                                 FHLB                                                                2005-2023
                                                                                                  0.00%-6.625%
                                                 SLMA Disc. Note                                                          2022
                                                                                                         0.00%
      Deutsche Bank Securities Joint             FNMA                                              4.00%-7.09%
        Repurchase Agreement                                                                                         2009-2034
      Deutsche Bank Securities Joint             U.S. Treasury Note                                      2.15%
        Repurchase Agreement                                                                                              2006
      J. P. Morgan Chase Joint Repurchase        FNMA                                              3.92%-9.00%
        Agreement                                                                                                    2007-2035
      UBS Securities Joint Repurchase            FHLMC                                            3.50%-12.25%
        Agreement                                                                                                    2007-2035
                                                 FNMA                                                                2008-2035
                                                                                                   4.00%-9.50%

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
AFFILIATED INVESTMENT COMPANIES -- 98.3%
EQUITY FUNDS -- 78.2%
    482     Hartford Capital Appreciation Fund, Class Y B.....  $ 16,870
  1,121     Hartford Disciplined Equity Fund, Class Y.........    12,968
    322     Hartford Dividend and Growth Fund, Class Y........     6,000
    639     Hartford Global Leaders Fund, Class Y B...........    11,315
    439     Hartford Growth Fund, Class Y B...................     7,471
    922     Hartford International Capital Appreciation Fund,
              Class Y.........................................    11,392
    258     Hartford International Small Company, Class Y.....     3,505
    264     Hartford MidCap Value Fund, Class Y...............     3,395
    599     Hartford Small Company Fund, Class Y B............     9,855
    376     Hartford SmallCap Growth Fund, Class Y B..........     9,959
  1,883     Hartford Value Fund, Class Y......................    19,151
    898     Hartford Value Opportunities Fund, Class Y B......    13,725
                                                                --------
            Total equity funds
              (cost $119,838).................................  $125,606
                                                                --------
FIXED INCOME FUNDS -- 20.1%
    924     Hartford Inflation Plus Fund, Class Y.............    10,104
    379     Hartford Short Duration Fund, Class Y.............     3,786
  1,301     Hartford Total Return Bond Fund, Class Y..........    14,323
    420     Hartford U.S. Government Securities Fund, Class
              Y...............................................     4,032
                                                                --------
            Total fixed income funds
              (cost $32,161)..................................  $ 32,245
                                                                --------
            Total investments in securities
              (cost $151,999) O...............................  $157,851
                                                                --------
            Other assets and liabilities......................  $  2,756
                                                                --------
            Total net assets..................................  $160,607
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $151,999 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $5,917
      Unrealized depreciation..........................     (65)
                                                         ------
      Net unrealized appreciation......................  $5,852
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 97.4%
         BASIC MATERIALS -- 1.8%
  328    Gillette Co. .....................................  $ 16,631
                                                             --------
         CAPITAL GOODS -- 1.0%
   87    General Dynamics Corp. ...........................     9,008
                                                             --------
         CONSUMER CYCLICAL -- 12.0%
  208    AutoZone, Inc. B..................................    18,602
  422    CDW Corp. ........................................    24,700
  183    Coach, Inc. B.....................................    10,280
  305    eBay, Inc. B......................................    24,829
  146    Johnson Controls, Inc. ...........................     8,665
  192    Lennar Corp. Class A..............................    10,835
  397    PetsMart, Inc. ...................................    12,010
                                                             --------
                                                              109,921
                                                             --------
         ENERGY -- 1.8%
  331    Petro-Canada......................................    17,098
                                                             --------
         FINANCE -- 14.1%
   77    Aetna, Inc. ......................................     9,841
  139    Capital One Financial Corp. ......................    10,871
  190    Citigroup, Inc. ..................................     9,309
1,305    Countrywide Financial Corp. ......................    48,285
  246    Freddie Mac.......................................    16,057
  154    Golden West Financial Corp. ......................     9,972
   76    Progressive Corp. ................................     6,330
  119    State Street Corp. ...............................     5,313
  112    Wellpoint, Inc. B.................................    13,596
                                                             --------
                                                              129,574
                                                             --------
         HEALTH CARE -- 19.1%
  467    Abbott Laboratories...............................    21,009
  877    AstraZeneca plc ADR...............................    32,987
  480    Elan Corp. plc ADR BH.............................    12,928
  303    Forest Laboratories, Inc. B.......................    12,576
  126    Genzyme Corp. B...................................     7,343
  290    Gilead Sciences, Inc. B...........................     9,605
  393    Lilly (Eli) & Co. ................................    21,291
  591    Medtronic, Inc. ..................................    31,021
  249    Sanofi-Aventis S.A. ADR...........................     9,251
  977    Schering-Plough Corp. ............................    18,134
                                                             --------
                                                              176,145
                                                             --------
         SERVICES -- 14.5%
  334    Accenture Ltd. Class A B..........................     8,709
  578    Apollo Group, Inc. Class A B......................    45,188
  285    Comcast Corp. Special Class A B...................     8,997
  130    Moody's Corp. ....................................    10,922
  244    Omnicom Group, Inc. H.............................    20,690
  178    Pixar BH..........................................    15,514
  721    XM Satellite Radio Holdings, Inc. Class A BH......    22,995
                                                             --------
                                                              133,015
                                                             --------
         TECHNOLOGY -- 33.1%
  196    America Movil S.A. de C.V. ADR....................    10,409
1,270    Cisco Systems, Inc. B.............................    22,907
  214    Danaher Corp. ....................................    11,768

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         TECHNOLOGY -- (CONTINUED)
  913    Dell, Inc. B......................................  $ 38,117
  767    Electronic Arts, Inc. B...........................    49,366
  597    First Data Corp. .................................    24,323
  806    General Electric Co. .............................    29,107
   24    Google, Inc. BH...................................     4,719
  243    Lexmark International, Inc. ADR B.................    20,252
  834    Microsoft Corp. ..................................    21,930
  463    Research In Motion Ltd. BH........................    32,977
1,105    Yahoo!, Inc. B....................................    38,897
                                                             --------
                                                              304,772
                                                             --------
         Total common stock
           (cost $811,466).................................  $896,164
                                                             --------
SHORT-TERM INVESTMENTS -- 8.0%
         FINANCE -- 2.5%
  616    ABN AMRO Joint Repurchase Agreement, 2.43%,
           2-1-2005 @......................................       616
5,878    CS First Boston Joint Repurchase Agreement, 2.50%,
           2-1-2005 @......................................     5,878
  537    Deutsche Bank Securities Joint Repurchase
           Agreement, 2.43%, 2-1-2005 @....................       537
2,407    Deutsche Bank Securities Joint Repurchase
           Agreement, 2.50%, 2-1-2005 @....................     2,407
5,598    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     5,598
7,390    UBS Securities Joint Repurchase Agreement, 2.50%,
           2-1-2005 @......................................     7,390
                                                             --------
                                                               22,426
                                                             --------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 5.5%
50,946   BNY Institutional Cash Reserve Fund...............    50,946
                                                             --------
         Total short-term investments
           (cost $73,372)..................................  $ 73,372
                                                             --------
         Total investments in securities
           (cost $884,838) O...............................  $969,536
         Other assets and liabilities......................   (49,819)
                                                             --------
         Total net assets..................................  $919,717
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.57% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $885,987 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $107,006
      Unrealized depreciation........................   (23,457)
                                                       --------
      Net unrealized appreciation....................  $ 83,549
                                                       ========

 U   For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H   Security is fully or partially on loan at January 31, 2005.

 THE HARTFORD GROWTH FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@  Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE                     COUPON RATE     EXPIRATION DATE
                                                                -------------                     -----------     ---------------
    ABN AMRO Joint Repurchase Agreement         U.S. Treasury Bond                                      8.125%            2019
    CS First Boston Joint Repurchase
      Agreement                                 Federal Farm Credit Disc. Note                           0.00%            2005
                                                Farm Credit System Financial Assistance Corp.            8.80%            2005
                                                FHLB                                              0.00%-6.625%       2005-2023
                                                SLMA Disc. Note                                          0.00%            2022
    Deutsche Bank Securities Joint
      Repurchase Agreement                      FNMA                                               4.00%-7.09%       2009-2034
    Deutsche Bank Securities Joint
      Repurchase Agreement                      U.S. Treasury Note                                       2.15%            2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                                 FNMA                                               3.92%-9.00%       2007-2035
    UBS Securities Joint Repurchase
      Agreement                                 FHLMC                                             3.50%-12.25%       2007-2035
                                                FNMA                                               4.00%-9.50%       2008-2035

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE U
------                                                       ---------
COMMON STOCK -- 102.2%
         BASIC MATERIALS -- 5.3%
  227    Alkermes, Inc. BH.................................  $   2,876
  179    Arch Coal, Inc. ..................................      6,550
  218    Cemex S.A. de C.V. ADR............................      8,178
  272    Jarden Corp. B....................................     12,496
  135    Precision Castparts Corp. ........................      9,469
                                                             ---------
                                                                39,569
                                                             ---------
         CAPITAL GOODS -- 4.4%
  184    Bucyrus International, Inc. ......................      6,745
  349    European Aeronautic Defence and Space Co. IH......     10,703
   99    Ingersoll-Rand Co. Class A........................      7,364
  378    Tempur-Pedic International, Inc. B................      8,075
                                                             ---------
                                                                32,887
                                                             ---------
         CONSUMER CYCLICAL -- 14.2%
  687    American Tower Corp. Class A BH...................     12,441
  150    Best Buy Co., Inc. ...............................      8,090
  177    Chico's FAS, Inc. B...............................      9,303
  267    Dollar General Corp. .............................      5,398
  157    Electronics Boutique Holdings Corp. BH............      5,509
  259    Family Dollar Stores, Inc. .......................      8,664
  235    GameStop Corp. Class A BH.........................      4,488
  102    GameStop Corp. Class B B..........................      1,983
  198    Kohl's Corp. B....................................      9,317
  409    Michaels Stores, Inc. ............................     12,561
   38    Panera Bread Co. Class A BH.......................      1,948
1,116    Rinker Group Ltd. I...............................      9,683
  291    Sotheby's Holdings, Inc. Class A B................      5,213
   92    Stewart and Stevenson Services, Inc. .............      1,870
  295    Tiffany & Co. ....................................      9,269
                                                             ---------
                                                               105,737
                                                             ---------
         ENERGY -- 3.7%
  588    Chesapeake Energy Corp. ..........................     10,328
  178    Halliburton Co. ..................................      7,333
  194    Petro-Canada......................................     10,023
                                                             ---------
                                                                27,684
                                                             ---------
         FINANCE -- 5.9%
  227    Citigroup, Inc. ..................................     11,129
  215    Countrywide Financial Corp. H.....................      7,951
  110    Freddie Mac.......................................      7,188
  163    Northern Trust Corp. .............................      7,118
  243    State Street Corp. ...............................     10,884
                                                             ---------
                                                                44,270
                                                             ---------
         HEALTH CARE -- 19.8%
  190    Advanced Neuromodulation Systems, Inc. B..........      7,519
  235    Amylin Pharmaceuticals, Inc. B....................      5,275
  337    AstraZeneca plc ADR...............................     12,671
  142    AtheroGenics, Inc. BH.............................      2,634
  211    Auxilium Pharmaceuticals, Inc. B..................      1,478
  196    Cephalon, Inc. B..................................      9,624
  497    Elan Corp. plc ADR BH.............................     13,371
  291    Forest Laboratories, Inc. B.......................     12,102
  287    Gilead Sciences, Inc. B...........................      9,486
  173    HCA, Inc. ........................................      7,689
  328    Health Management Associates, Inc. Class A........      7,242
  121    ICOS Corp. BH.....................................      3,034

                                                              MARKET
SHARES                                                        VALUE U
------                                                       ---------
         HEALTH CARE -- (CONTINUED)
  143    Medicines Co. B...................................  $   3,931
  306    Medtronic, Inc. ..................................     16,041
  322    Millennium Pharmaceuticals, Inc. B................      2,967
  158    NPS Pharmaceuticals, Inc. BH......................      2,600
   52    OSI Pharmaceuticals, Inc. B.......................      3,366
  648    Schering-Plough Corp. ............................     12,023
  578    Shionogi & Co. Ltd. I.............................      7,282
  368    Symmetry Medical, Inc. B..........................      7,413
                                                             ---------
                                                               147,748
                                                             ---------
         SERVICES -- 19.0%
  364    Accenture Ltd. Class A B..........................      9,472
  131    Adecco S.A. BI....................................      6,825
  155    Apollo Group, Inc. Class A BH.....................     12,151
   13    Cablevision Systems Corp. Class A B...............        345
  612    Cendant Corp. ....................................     14,413
  286    Comcast Corp. Special Class A B...................      9,034
  102    Corporate Executive Board Co. ....................      6,499
  489    Education Management Corp. B......................     15,615
  239    Life Time Fitness, Inc. B.........................      6,258
  295    Manpower, Inc. ...................................     14,332
  396    Monster Worldwide, Inc. B.........................     12,391
    5    Per-Se Technologies, Inc. B.......................         71
  124    Red Robin Gourmet Burgers, Inc. B.................      5,864
  678    Sirius Satellite Radio, Inc. BH...................      4,490
   97    Stericycle, Inc. B................................      4,963
   40    Strayer Education, Inc. ..........................      4,305
  203    Viacom, Inc. Class B..............................      7,561
  207    XM Satellite Radio Holdings, Inc. Class A BH......      6,612
                                                             ---------
                                                               141,201
                                                             ---------
         TECHNOLOGY -- 28.0%
  448    Amdocs Ltd. B.....................................     13,334
  172    Comverse Technology, Inc. B.......................      3,833
  505    Crown Castle International Corp. B................      8,285
  280    Dell, Inc. B......................................     11,710
  222    EDO Corp. ........................................      7,106
  215    Electronic Arts, Inc. B...........................     13,814
  250    First Data Corp. .................................     10,189
  723    Foxconn International Holdings Ltd. BM............        360
  262    FuelCell Energy, Inc. BH..........................      2,386
  305    General Electric Co. .............................     11,034
  219    Given Imaging Ltd. BH.............................      7,310
  113    Lexmark International, Inc. ADR B.................      9,377
   89    NAVTEQ Corp. B....................................      3,419
  318    Network Appliance, Inc. B.........................     10,125
  525    Nokia Oyj ADR.....................................      8,025
  164    NTL, Inc. B.......................................     11,130
  155    Research In Motion Ltd. B.........................     11,064
  470    Salesforce.com, Inc. B............................      6,440
  215    Sigmatel, Inc. B..................................      8,453
  489    Smiths Group plc I................................      7,765
  390    Take-Two Interactive Software, Inc. BH............     13,737
4,146    Techtronic Industries Co. Ltd. I..................      9,270
  266    Verint Systems, Inc. B............................     10,146
  276    Wireless Facilities, Inc. B.......................      2,351
  217    Yahoo!, Inc. B....................................      7,655
                                                             ---------
                                                               208,318
                                                             ---------

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE U
------                                                       ---------
COMMON STOCK -- (CONTINUED)
         TRANSPORTATION -- 1.9%
  391    GOL Linhas Aereas Inteligentes S.A. ADR BH........  $  11,535
  285    Sirva, Inc. B.....................................      2,527
                                                             ---------
                                                                14,062
                                                             ---------
         Total common stock
           (cost $671,526).................................  $ 761,476
                                                             ---------
SHORT-TERM INVESTMENTS -- 12.0%
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 12.0%
89,523   BNY Institutional Cash Reserve Fund...............     89,523
                                                             ---------
         Total short-term investments
           (cost $89,523)..................................  $  89,523
                                                             ---------
         Total investments in securities
           (cost $761,049) O...............................  $ 850,999
         Other assets and liabilities......................   (106,109)
                                                             ---------
         Total net assets..................................  $ 744,890
                                                             =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.79% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $761,172 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $108,581
      Unrealized depreciation........................   (18,754)
                                                       --------
      Net unrealized appreciation....................  $ 89,827
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $360, which represents 0.05% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $51,528, which represents 6.92% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                          MARKET         CONTRACT                                   APPRECIATION
DESCRIPTION                           TRANSACTION         VALUE           AMOUNT           DELIVERY DATE           (DEPRECIATION)
-----------                           -----------         ------         --------         ----------------         --------------
Australian Dollar                        Sell             $2,214          $2,210          February 1, 2005              $ (4)
Hong Kong Dollar                         Sell             1,010            1,010          February 1, 2005                @@
Hong Kong Dollar                          Buy               363              363          February 3, 2005                @@
                                                                                                                        ----
                                                                                                                        $ (4)
                                                                                                                        ====

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 0.7%
            FINANCE -- 0.7%
 $ 2,400    GMAC Commercial Mortgage Securities, Inc.,
              7.10%, 5-15-2030 X..............................  $  2,529
      71    Home Equity Asset Trust,
              5.25%, 4-27-2034 M..............................        71
                                                                --------
            Total asset backed and commercial mortgage
              securities
              (cost $2,600)...................................  $  2,600
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 4.9%
            BASIC MATERIALS -- 0.5%
   1,000    Methanex Corp.,
              8.75%, 8-15-2012 H..............................     1,181
     650    Potlatch Corp.,
              12.50%, 12-1-2009...............................       796
                                                                --------
                                                                   1,977
                                                                --------
            CAPITAL GOODS -- 0.9%
   3,835    Bombardier, Inc.,
              6.30%, 5-1-2014 HM..............................     3,289
                                                                --------
            CONSUMER CYCLICAL -- 0.4%
   1,440    Dana Corp.,
              5.85%, 1-15-2015 M..............................     1,409
                                                                --------
            FINANCE -- 1.1%
   3,000    General Motors Acceptance Corp.,
              6.75%, 12-1-2014 H..............................     2,941
   1,060    Turanalem Finance BV,
              8.50%, 2-10-2015 *M.............................     1,043
                                                                --------
                                                                   3,984
                                                                --------
            TECHNOLOGY -- 1.1%
   3,095    Intelsat Ltd.,
              6.50%, 11-1-2013................................     2,592
   1,205    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................     1,310
                                                                --------
                                                                   3,902
                                                                --------
            UTILITIES -- 0.9%
   1,535    Centerpoint Energy, Inc.,
              6.85%, 6-1-2015.................................     1,710
     125    El Paso Electric Co.,
              9.40%, 5-1-2011.................................       137
   1,400    Empresa Nacional de Electricidad S.A.,
              8.35%, 8-1-2013.................................     1,642
                                                                --------
                                                                   3,489
                                                                --------
            Total corporate bonds: investment grade
              (cost $17,914)..................................  $ 18,050
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 93.0%
            BASIC MATERIALS -- 15.1%
   1,500    Abitibi-Consolidated Finance L.P.,
              7.875%, 8-1-2009................................     1,564
     775    Airgas, Inc.,
              9.125%, 10-1-2011...............................       858
     395    AK Steel Corp.,
              7.75%, 6-15-2012 H..............................       406

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $   895    AK Steel Corp.,
              7.875%, 2-15-2009 H.............................  $    917
   1,995    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 M.............................     1,995
   2,295    Ball Corp.,
              6.875%, 12-15-2012..............................     2,444
     610    Boise Cascade LLC,
              7.125%, 10-15-2014 M............................       639
   2,130    Bowater Canada Finance,
              7.95%, 11-15-2011...............................     2,282
     400    Bowater, Inc.,
              6.50%, 6-15-2013 H..............................       400
   1,310    California Steel Industries, Inc.,
              6.125%, 3-15-2014 H.............................     1,294
   1,735    Cascades, Inc.,
              7.25%, 2-15-2013................................     1,813
   1,000    Century Aluminum Co.,
              7.50%, 8-15-2014 M..............................     1,067
   1,696    Crown European Holdings S.A.,
              9.50%, 3-1-2011 H...............................     1,891
     700    Foundation PA Coal Co.,
              7.25%, 8-1-2014 M...............................       733
   2,340    Georgia-Pacific Corp.,
              8.125%, 5-15-2011...............................     2,691
   2,750    Georgia-Pacific Corp.,
              8.875%, 2-1-2010................................     3,183
     260    Hercules, Inc.,
              6.60%, 8-1-2027.................................       265
      90    Huntsman International LLC, (EURO)
              10.125%, 7-1-2009...............................       123
   1,820    Huntsman International LLC,
              9.875%, 3-1-2009................................     1,984
      22    IMC Global, Inc.,
              10.875%, 6-1-2008...............................        26
   1,430    Intertape Polymer Group, Inc.,
              8.50%, 8-1-2014 M...............................     1,444
     300    Jefferson Smurfit Corp.,
              7.50%, 6-1-2013.................................       310
   1,210    Jefferson Smurfit Corp.,
              8.25%, 10-1-2012 H..............................     1,283
   1,750    Nalco Co., (EURO)
              7.75%, 11-15-2011...............................     2,521
   1,760    Nalco Co.,
              7.75%, 11-15-2011...............................     1,888
     240    Norampac, Inc.,
              6.75%, 6-1-2013.................................       251
     555    Norske Skog Canada Ltd.,
              7.375%, 3-1-2014 H..............................       560
     880    Norske Skog Canada Ltd.,
              8.625%, 6-15-2011...............................       928
   1,345    Nova Chemicals Corp.,
              6.50%, 1-15-2012................................     1,404
   2,425    Novelis, Inc.,
              7.25%, 2-15-2015 M..............................     2,486
     835    Oregon Steel Mills, Inc.,
              10.00%, 7-15-2009 H.............................       927
   1,445    Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................     1,608

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $ 1,250    Owens-Brockway Glass Container, Inc.,
              8.875%, 2-15-2009...............................  $  1,352
   1,485    Peabody Energy Corp.,
              6.875%, 3-15-2013 H.............................     1,589
   1,730    Plastipak Holdings, Inc.,
              10.75%, 9-1-2011................................     1,946
     115    PolyOne Corp.,
              10.625%, 5-15-2010 H............................       128
   1,615    PolyOne Corp.,
              8.875%, 5-1-2012 H..............................     1,736
   1,300    Rhodia S.A.,
              10.25%, 6-1-2010 H..............................     1,479
     440    Steel Dynamics, Inc.,
              9.50%, 3-15-2009 H..............................       482
   1,050    Stone Container Corp.,
              8.375%, 7-1-2012................................     1,113
     965    Stone Container Corp.,
              9.75%, 2-1-2011.................................     1,054
     645    United States Steel Corp.,
              9.75%, 5-15-2010................................       737
     419    United States Steel LLC,
              10.75%, 8-1-2008 H..............................       495
   1,655    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................     1,742
                                                                --------
                                                                  56,038
                                                                --------
            CAPITAL GOODS -- 4.0%
   1,105    Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013 H............................     1,169
     340    Cummins, Inc.,
              6.75%, 2-15-2027................................       357
     190    Cummins, Inc.,
              7.125%, 3-1-2028................................       197
     305    Cummins, Inc.,
              9.50%, 12-1-2010................................       345
     425    Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012 H...............................       475
     670    Joy Global, Inc.,
              8.75%, 3-15-2012................................       750
   1,525    K2 Inc.,
              7.375%, 7-1-2014................................     1,637
   1,330    Rexnord Corp.,
              10.125%, 12-15-2012.............................     1,490
     910    Scientific Games Corp,
              6.25%, 12-15-2012 M.............................       924
   2,690    Terex Corp.,
              7.375%, 1-15-2014...............................     2,824
     930    Terex Corp.,
              9.25%, 7-15-2011................................     1,030
   1,100    Xerox Corp.,
              6.875%, 8-15-2011...............................     1,160
     400    Xerox Corp.,
              7.125%, 6-15-2010...............................       431
   1,120    Xerox Corp.,
              7.625%, 6-15-2013...............................     1,207
     570    Xerox Corp.,
              9.75%, 1-15-2009................................       658
                                                                --------
                                                                  14,654
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CONSUMER CYCLICAL -- 8.4%
 $ 1,675    Ahold Finance USA, Inc.,
              8.25%, 7-15-2010................................  $  1,893
     852    Collins & Aikman Floorcoverings, Inc.,
              9.75%, 2-15-2010................................       903
   1,275    D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................     1,293
   1,455    Delhaize America, Inc.,
              8.125%, 4-15-2011...............................     1,691
     635    Finlay Fine Jewelry Corp.,
              8.375%, 6-1-2012 H..............................       638
   2,520    Group 1 Automotive, Inc.,
              8.25%, 8-15-2013................................     2,646
     900    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................       936
   1,800    Invista,
              9.25%, 5-1-2012 M...............................     1,980
   1,400    J.C. Penney Co., Inc.,
              7.65%, 8-15-2016 H..............................     1,600
   1,665    Levi Strauss & Co.,
              9.75%, 1-15-2015 M..............................     1,619
     570    Navistar International Corp.,
              7.50%, 6-15-2011 H..............................       608
   1,100    Pep Boys Manny Moe & Jack Corp.,
              7.50%, 12-15-2014 H.............................     1,111
     910    Perry Ellis International, Inc.,
              8.875%, 9-15-2013...............................       946
     670    Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................       707
     850    Russel Metals, Inc.,
              6.375%, 3-1-2014 H..............................       850
   1,430    Sealy Mattress Co.,
              8.25%, 6-15-2014................................     1,459
   3,300    Sonic Automotive, Inc.,
              8.625%, 8-15-2013...............................     3,515
   1,640    Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012...............................     1,726
   2,544    TRW Automotive, Inc.,
              9.375%, 2-15-2013...............................     2,862
     860    United Auto Group, Inc.,
              9.625%, 3-15-2012...............................       937
     450    United Components, Inc.,
              9.375%, 6-15-2013...............................       473
     475    Warnaco, Inc.,
              8.875%, 6-15-2013...............................       523
                                                                --------
                                                                  30,916
                                                                --------
            CONSUMER STAPLES -- 4.0%
     720    DEL Laboratories, Inc.,
              8.00%, 2-1-2012 M...............................       713
     890    Dole Food Co., Inc.,
              7.25%, 6-15-2010 H..............................       909
     910    Dole Food Co., Inc.,
              8.625%, 5-1-2009................................       997
   1,560    Johnsondiversey, Inc.,
              9.625%, 5-15-2012...............................     1,739
     950    Pierre Foods, Inc.,
              9.875%, 7-15-2012 M.............................       993
   1,750    Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................     1,969

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CONSUMER STAPLES -- (CONTINUED)
 $   315    Pilgrim's Pride Corp.,
              9.625%, 9-15-2011...............................  $    350
   2,500    Premium Standard Farms, Inc.,
              9.25%, 6-15-2011 H..............................     2,675
     215    Remy Cointreau, (EURO)
              6.50%, 7-1-2010 M...............................       298
   1,185    Smithfield Foods, Inc.,
              8.00%, 10-15-2009...............................     1,308
     960    Tembec Industries, Inc.,
              7.75%, 3-15-2012................................       912
   1,960    Tembec Industries, Inc., 8.625%, 6-30-2009 H......     1,948
                                                                --------
                                                                  14,811
                                                                --------
            ENERGY -- 5.3%
     625    Chesapeake Energy Corp.,
              6.875%, 1-15-2016...............................       650
     555    Chesapeake Energy Corp.,
              7.75%, 1-15-2015................................       603
     415    Citgo Petroleum Corp.,
              6.00%, 10-15-2011 M.............................       412
   2,650    Coastal Corp.,
              7.75%, 6-15-2010 H..............................     2,753
   2,340    Comstock Resources, Inc.,
              6.875%, 3-1-2012................................     2,387
   1,055    CONSOL Energy, Inc.,
              7.875%, 3-1-2012 H..............................     1,189
   1,070    El Paso CGP Co.,
              6.50%, 6-1-2008.................................     1,078
   1,885    Giant Industries, Inc.,
              8.00%, 5-15-2014 H..............................     1,949
     195    Houston Exploration Co.,
              7.00%, 6-15-2013................................       205
     944    Magnum Hunter Resources, Inc.,
              9.60%, 3-15-2012 H..............................     1,078
   1,410    Newpark Resources, Inc.,
              8.625%, 12-15-2007..............................     1,424
     700    Plains Exploration & Production Co.,
              8.75%, 7-1-2012.................................       775
     840    Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................       983
     410    Premcor Refining Group, Inc,
              6.125%, 5-1-2011................................       425
   1,580    Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................     1,770
   1,100    Stone Energy Corp.,
              6.75%, 12-15-2014 M.............................     1,075
     975    Whiting Petroleum Corp.,
              7.25%, 5-1-2012.................................     1,007
                                                                --------
                                                                  19,763
                                                                --------
            FINANCE -- 6.2%
   2,335    BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014 M.............................     2,592
   1,650    Burns Philip Capital Property Ltd.,
              9.75%, 7-15-2012................................     1,798
   1,700    Colombia (Republic of),
              8.25%, 12-22-2014...............................     1,747
     390    Couche-Tard U.S. Finance Corp.,
              7.50%, 12-15-2013...............................       412

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $   435    Forest City Enterprises, Inc.,
              7.625%, 6-1-2015................................  $    461
   3,415    Host Marriott L.P.,
              7.00%, 8-15-2012 M..............................     3,569
   2,145    IPC Acquistion Corp.,
              11.50%, 12-15-2009..............................     2,381
     475    La Quinta Properties, Inc.,
              7.00%, 8-15-2012................................       496
   1,250    La Quinta Properties, Inc.,
              8.875%, 3-15-2011...............................     1,380
     615    Peru (Republic of),
              8.75%, 11-21-2033...............................       658
   1,250    Rainbow National Services LLC,
              10.375%, 9-1-2014 M.............................     1,472
   1,090    Senior Housing Properties Trust,
              7.875%, 4-15-2015...............................     1,194
     485    United Rentals North America, Inc.,
              6.50%, 2-15-2012................................       477
   1,000    United Rentals North America, Inc.,
              7.75%, 11-15-2013 H.............................       972
   1,680    Universal City Florida Holdings Co.,
              8.375%, 5-1-2010 M..............................     1,747
     700    Ventas Realty L.P. Capital Corp.,
              6.625%, 10-15-2014 M............................       707
     605    Ventas Realty L.P. Capital Corp.,
              8.75%, 5-1-2009.................................       669
     225    Western Financial Bank,
              9.625%, 5-15-2012...............................       257
                                                                --------
                                                                  22,989
                                                                --------
            HEALTH CARE -- 3.7%
     665    Curative Health Services, Inc.,
              10.75%, 5-1-2011................................       598
     585    General Nutrition Centers, Inc.,
              8.50%, 12-1-2010................................       527
   1,345    HCA, Inc.,
              5.50%, 12-1-2009................................     1,339
     645    HCA, Inc.,
              6.375%, 1-15-2015...............................       649
   1,875    Jean Coutu Group, Inc.,
              8.50%, 8-1-2014 HM..............................     1,870
     680    Omnicare, Inc.,
              8.125%, 3-15-2011...............................       728
   1,640    Polypore International, Inc.,
              11.00%, 10-1-2012
              (Zero coupon through 10-1-2008, thereafter,
              10.50%) EM......................................     1,025
     975    Polypore, Inc.,
              8.75%, 5-15-2012................................     1,002
   2,300    Province Healthcare Co.,
              7.50%, 6-1-2013.................................     2,576
   1,600    Tenet Healthcare Corp.,
              6.50%, 6-1-2012.................................     1,424
     580    United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................       651
   1,190    Warner Chilcott Corp.,
              8.75%, 2-1-2015 M...............................     1,223
                                                                --------
                                                                  13,612
                                                                --------

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- 15.7%
 $ 3,235    Allied Waste North America, Inc.,
              5.75%, 2-15-2011................................  $  2,952
     400    Allied Waste North America, Inc.,
              7.875%, 4-15-2013...............................       397
   1,900    Allied Waste North America, Inc.,
              8.875%, 4-1-2008................................     1,986
     290    Allied Waste North America, Inc.,
              9.25%, 9-1-2012.................................       307
     960    Argosy Gaming Co.,
              7.00%, 1-15-2014................................     1,056
     525    Boyd Gaming Corp.,
              6.75%, 4-15-2014................................       538
   1,905    Boyd Gaming Corp.,
              7.75%, 12-15-2012 H.............................     2,048
     970    Boyd Gaming Corp.,
              8.75%, 4-15-2012................................     1,069
     460    Browning-Ferris Industries, Inc.,
              6.375%, 1-15-2008...............................       451
     500    Browning-Ferris Industries, Inc.,
              7.875%, 3-15-2005...............................       500
   1,000    Canwest Media, Inc.,
              7.625%, 4-15-2013 H.............................     1,080
     985    Carriage Services, Inc.,
              7.875%, 1-15-2015 M.............................     1,016
     225    CBD Media, Inc.,
              8.625%, 6-1-2011................................       235
   1,110    Cenveo Corp.,
              7.875%, 12-1-2013...............................       971
     750    CSC Holdings, Inc.,
              7.25%, 7-15-2008 H..............................       793
   1,700    CSC Holdings, Inc.,
              7.625%, 4-1-2011................................     1,853
     650    CSC Holdings, Inc.,
              8.125%, 7-15-2009...............................       713
   1,945    Dex Media West LLC Finance,
              5.875%, 11-15-2011 M............................     1,901
   3,275    EchoStar DBS Corp.,
              5.75%, 10-1-2008................................     3,300
   1,600    Grupo Posadas S.A. de CV,
              8.75%, 10-4-2011 M..............................     1,720
     591    HMH Properties, Inc.,
              7.875%, 8-1-2008................................       607
   1,190    Intrawest Corp.,
              7.50%, 10-15-2013...............................     1,250
     900    Intrawest Corp.,
              7.50%, 10-15-2013 M.............................       945
     555    Iron Mountain, Inc.,
              7.75%, 1-15-2015................................       567
   3,660    John Q. Hammons Hotels, Inc.
              8.875%, 5-15-2012...............................     4,117
   1,095    Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015 M...............................     1,100
     905    Lamar Media Corp.,
              7.25%, 1-1-2013.................................       973
   1,180    Mandalay Resort Group,
              6.50%, 7-31-2009 H..............................     1,236
   1,155    Medianews Group, Inc.,
              6.875%, 10-1-2013...............................     1,149
   1,750    MGM Mirage, Inc.,
              6.75%, 9-1-2012.................................     1,833

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $ 1,085    Mohegan Tribal Gaming Authority,
              7.125%, 8-15-2014...............................  $  1,127
     535    Mohegan Tribal Gaming Authority,
              8.00%, 4-1-2012 H...............................       576
   1,430    Premier Entertainment Biloxi LLC,
              10.75%, 2-1-2012................................     1,552
     175    Primedia, Inc.,
              7.625%, 4-1-2008 H..............................       178
     700    Primedia, Inc.,
              8.00%, 5-15-2013................................       718
   1,000    Quebecor Media, Inc.,
              11.125%, 7-15-2011..............................     1,125
     420    R.H. Donnelley Financial Corp. I,
              8.875%, 12-15-2010 M............................       465
   1,485    Sensus Metering Systems, Inc.,
              8.625%, 12-15-2013..............................     1,530
   2,000    Service Corp. International,
              6.75%, 4-1-2016 H...............................     2,000
     670    Service Corp. International,
              7.70%, 4-15-2009................................       710
     300    Service Corp. International,
              7.875%, 2-1-2013................................       321
     920    Station Casinos, Inc.,
              6.50%, 2-1-2014.................................       948
   1,320    Station Casinos, Inc.,
              6.00%, 4-1-2012.................................     1,353
     500    Sun Media Corp.,
              7.625%, 2-15-2013 H.............................       533
   2,300    Unisys Corp.,
              6.875%, 3-15-2010...............................     2,369
   1,362    Venetian Casino Resort LLC,
              11.00%, 6-15-2010...............................     1,539
   2,270    Wynn Las Vegas LLC Corp.,
              6.625%, 12-1-2014 M.............................     2,230
                                                                --------
                                                                  57,937
                                                                --------
            TECHNOLOGY -- 17.6%
     730    American Cellular Corp.,
              10.00%, 8-1-2011................................       673
   2,090    Amkor Technology, Inc.,
              7.75%, 5-15-2013 H..............................     1,860
   4,313    AT&T Corp.,
              8.05%, 11-15-2011 H.............................     5,003
     266    AT&T Corp.,
              8.35%, 1-15-2025................................       274
     300    Bio-Rad Laboratories, Inc.,
              6.125%, 12-15-2014 M............................       304
   1,660    Centennial Cellular Operating Co.,
              10.125%, 6-15-2013..............................     1,880
     780    Charter Communications Holdings II,
              10.25%, 9-15-2010...............................       811
   2,195    Charter Communications Holdings LLC,
              10.00%, 4-1-2009 H..............................     1,849
   1,575    Charter Communications Operating LLC,
              8.00%, 4-30-2012 M..............................     1,587
   3,580    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014 H.............................     3,634

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
 $   655    Citizens Communications Co.,
              6.25%, 1-15-2013................................  $    653
   2,560    DirecTV Holdings LLC,
              8.375%, 3-15-2013...............................     2,883
   1,680    Fimep S.A.,
              10.50%, 2-15-2013...............................     1,987
   1,285    Fisher Scientific International, Inc.,
              8.125%, 5-1-2012................................     1,418
     900    Flextronics International Ltd.,
              6.50%, 5-15-2013................................       911
     925    Houghton Mifflin Co.,
              8.25%, 2-1-2011.................................       967
   1,000    Itron, Inc.,
              7.75%, 5-15-2012 M..............................     1,003
     945    L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       966
   1,200    L-3 Communications Corp.,
              7.625%, 6-15-2012...............................     1,308
   3,209    Lucent Technologies, Inc.,
              6.45%, 3-15-2029................................     2,864
     394    MCI, Inc.,
              6.91%, 5-1-2007.................................       403
     394    MCI, Inc.,
              7.69%, 5-1-2009.................................       411
   3,038    MCI, Inc.,
              8.735%, 5-1-2014................................     3,323
   3,270    Nextel Communications, Inc.,
              7.375%, 8-1-2015................................     3,605
   2,500    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................     2,813
   4,900    Qwest Capital Funding, Inc.,
              7.25%, 2-15-2011 H..............................     4,704
     590    Qwest Corp.,
              6.875%, 9-15-2033...............................       531
     215    Qwest Corp.,
              7.25%, 10-15-2035 H.............................       204
   1,850    Qwest Corp.,
              9.125%, 3-15-2012 M.............................     2,104
   1,850    Rayovac Corp.,
              7.375%, 2-1-2015 *M.............................     1,866
   1,220    Rayovac Corp.,
              8.50%, 10-1-2013 H..............................     1,308
   4,240    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................     4,219
     200    Rogers Cantel, Inc.,
              9.75%, 6-1-2016 H...............................       240
   2,200    Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................     2,217
     300    Rogers Wireless Communications, Inc.,
              9.625%, 5-1-2011................................       354
   1,670    Sanmina-SCI Corp.,
              10.375%, 1-15-2010..............................     1,896
   1,200    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................     1,362
   1,020    Triton PCS, Inc.,
              8.75%, 11-15-2011 H.............................       796
                                                                --------
                                                                  65,191
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            TRANSPORTATION -- 1.0%
 $   825    CP Ships Ltd.,
              10.375%, 7-15-2012..............................  $    957
   2,900    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................     2,886
                                                                --------
                                                                   3,843
                                                                --------
            UTILITIES -- 12.0%
   4,610    AES Corp.,
              8.75%, 5-15-2013 M..............................     5,163
   1,295    Calpine Canada Energy Finance,
              8.50%, 5-1-2008 H...............................       952
     150    Calpine Corp.,
              8.625%, 8-15-2010 H.............................       104
   2,355    CMS Energy Corp.,
              6.30%, 2-1-2012.................................     2,350
     350    CMS Energy Corp.,
              7.50%, 1-15-2009................................       371
     910    CMS Energy Corp.,
              7.75%, 8-1-2010 H...............................       982
     430    CMS Energy Corp.,
              8.50%, 4-15-2011................................       480
   3,360    Dynegy Holdings, Inc.,
              10.125%, 7-15-2013 M............................     3,730
     500    Edison Mission Energy Corp.,
              7.73%, 6-15-2009................................       530
   4,100    Edison Mission Energy Corp.,
              9.875%, 4-15-2011...............................     4,792
     900    El Paso Corp.,
              7.875%, 6-15-2012 H.............................       936
     665    Kansas Gas & Electric Co.,
              8.29%, 3-29-2016................................       685
   2,015    Monongahela Power Co.,
              7.36%, 1-15-2010 H..............................     2,212
   1,055    Nevada Power Co.,
              5.875%, 1-15-2015 M.............................     1,058
     400    Nevada Power Co.,
              8.50%, 1-1-2023.................................       411
   4,600    NRG Energy, Inc.,
              8.00%, 12-15-2013 M.............................     4,956
   1,055    Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................     1,029
     730    Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................       794
     625    Southern Star Central Corp.,
              8.50%, 8-1-2010.................................       689
   5,170    Tennessee Gas Pipeline Co.,
              7.50%, 4-1-2017 H...............................     5,713
   1,587    Texas Genco LLC,
              6.875%, 12-15-2014 M............................     1,643
   2,035    Transcontinental Gas Pipeline Corp.,
              7.00%, 8-15-2011................................     2,228
     800    Transcontinental Gas Pipeline Corp.,
              8.875%, 7-15-2012...............................       971
   1,540    Utilicorp United, Inc.,
              7.625%, 11-15-2009..............................     1,592
                                                                --------
                                                                  44,371
                                                                --------
            Total corporate bonds:
              non-investment grade
              (cost $333,702).................................  $344,125
                                                                --------

 THE HARTFORD HIGH YIELD FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 0.0%
            BASIC MATERIALS -- 0.0%
 $     1    Solutia (Warrants) B V ...........................        @@
                                                                --------
            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc.
              Class A  I B V .................................        @@
                                                                --------
            TECHNOLOGY -- 0.0%
       1    Minorplanet Systems USA, Inc. (Warrants)
               I B V .........................................        @@
                                                                --------
            Total common stock
              (cost $34)......................................  $     @@
                                                                --------
PREFERRED STOCKS -- 0.0%
            TECHNOLOGY -- 0.0%
      20    Adelphia Communications Corp., 7.50%, Conv. Ser
              F...............................................         8
                                                                --------
            Total preferred stocks
              (cost $488).....................................  $      8
                                                                --------
            Total Long-Term Investments
              (cost $354,738).................................  $364,783
                                                                --------
PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 15.3%
            FINANCE -- 0.1%
 $   200    US Treasury Bill,
              2.21%, 3-17-2005 [ ]............................  $    199
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.2%
  56,561    Navigator Prime Portfolio.........................    56,561
                                                                --------
            Total short-term investments
              (cost $56,760)..................................  $ 56,760
                                                                --------
            Total investments in securities
              (cost $411,498) O...............................  $421,543
            Other assets and liabilities......................  $(51,422)
                                                                --------
            Total net assets..................................  $370,121
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.28% of total net assets at January 31, 2005.

  B  Currently non-income producing.
  O At January 31, 2005, the cost of securities for federal income tax purposes is $411,765 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $12,047
      Unrealized depreciation.........................   (2,269)
                                                        -------
      Net unrealized appreciation.....................  $ 9,778
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD     SHARES/                                      COST
      ACQUIRED     PAR                 SECURITY               BASIS
      --------   -------               --------               -----
      1994           1     Hosiery Corp. of America, Inc.      $21
                           Class A - 144A
      1997           1     Minorplanet Systems USA              13
                           (Warrants) - 144A
      2003           1     Solutia (Warrants)                   @@

     The aggregate value of these securities at January 31, 2005 rounds to zero.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $69,186, which represents 18.69% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005 rounds to zero.

 X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.

 E   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  * The cost of securities purchased on a when-issued basis at January 31, 2005 was $2,893.

 H   Security is fully or partially on loan at January 31, 2005.

  [ ]Security pledged as initial margin deposit for open futures contracts at January 31, 2005.

                                                                   UNREALIZED
                              NUMBER                              DEPRECIATION
                                OF                                     AT
      DESCRIPTION            CONTRACTS   POSITION   EXPIRATION     1/31/2005
      -----------            ---------   --------   ----------    ------------
      CBT 10 Year U.S.
        Treasury Note
        futures contracts       140       short      March 2005       $(16)
                                                                      ----

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                         MARKET         CONTRACT             DELIVERY               APPRECIATION
DESCRIPTION                          TRANSACTION         VALUE           AMOUNT                DATE                (DEPRECIATION)
-----------                          -----------         ------         --------         -----------------         --------------
Euro                                    Sell             2,042           2,042            February 2, 2005               $@@

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
AFFILIATED INVESTMENT COMPANIES -- 99.8%
FIXED INCOME FUNDS -- 84.8%
    359     Hartford High Yield Fund, Class Y.................  $ 2,918
     56     Hartford Income Fund, Class Y.....................      590
    290     Hartford Inflation Plus Fund, Class Y.............    3,166
    583     Hartford Short Duration Fund, Class Y.............    5,820
    444     Hartford Total Return Bond Fund, Class Y..........    4,885
                                                                -------
            Total fixed income funds
              (cost $17,395)..................................  $17,379
                                                                -------
MONEY MARKET FUND -- 15.0%
  3,075     Hartford Money Market Fund, Class Y...............  $ 3,075
                                                                -------
            Total money market fund
              (cost $3,075)...................................  $ 3,075
                                                                -------
            Total investments in securities
              (cost $20,470) O................................  $20,454
                                                                -------
            Other assets and liabilities......................  $    36
                                                                -------
            Total net assets..................................  $20,490
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $20,470 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation............................  $ 36
      Unrealized depreciation............................   (52)
                                                           ----
      Net unrealized depreciation........................  $(16)
                                                           ====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 0.3%
            GENERAL OBLIGATIONS -- 0.3%
 $  150     Illinois GO,
              5.10%, Taxable Pension 6-1-2033.................  $   149
                                                                -------
            Total municipal bonds (cost $150).................  $   149
                                                                -------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 13.1%
            FINANCE -- 13.1%
     69     AQ Finance CEB Trust,
              7.53%, 8-25-2033 XM.............................       69
     29     Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 M.............................       29
  4,187     Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................      120
  3,172     Banc of America Commercial Mortgage, Inc.,
              5.50%, 11-10-2039 WM............................       80
  8,230     Banc of America Commercial Mortgage, Inc.,
              5.75%, 6-1-2039 W...............................      100
     45     Bank One Issuance Trust,
              3.62%, 12-15-2010 X.............................       46
    200     Bear Stearns Commercial Mortgage Securities, Inc.,
              5.29%, 6-11-2041................................      209
  3,533     Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 WM.............................       79
     54     Chase Funding Mortgage Loan Asset-Backed
              Certificates,
              8.45%, 2-25-2030................................       56
     45     Chemical Master Credit Card Trust,
              7.09%, 2-15-2009................................       47
     75     Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................       75
  2,455     Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 WM............................      122
  6,438     Commercial Mortgage Pass-Through Certificates,
              5.50%, 3-10-2039 WM.............................      149
    200     CS First Boston Mortgage Securities Corp., 3.81%,
              12-15-2036......................................      199
  2,956     CS First Boston Mortgage Securities Corp., 4.15%,
              11-15-2037 WM...................................      123
     83     DLJ Mortgage Acceptance Corp.,
              7.50%, 12-17-2027 M.............................       84
     50     Equity One ABS, Inc.,
              5.03%, 7-25-2034 X..............................       50
    100     Equity One ABS, Inc.,
              5.46%, 12-25-2033...............................      101
    200     First Union-Lehman Brothers-Bank of America,
              6.56%, 11-18-2035...............................      214
    200     Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................      201
    100     Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................      101
    200     GE Capital Commercial Mortgage Corp.,
              5.00%, 12-10-2037...............................      207
    156     GMAC Commercial Mortgage Securities, Inc., 3.34%,
              5-10-2036.......................................      151
    200     GMAC Commercial Mortgage Securities, Inc., 4.65%,
              4-10-2040.......................................      203

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (CONTINUED)
 $  200     GMAC Commercial Mortgage Securities, Inc., 5.30%,
              8-10-2038.......................................  $   209
     62     Green Tree Financial Corp,
              5.76%, 11-1-2018................................       62
     50     Green Tree Financial Corp.,
              6.48%, 12-1-2030................................       52
     31     Green Tree Financial Corp.,
              7.30%, 1-15-2026................................       32
     22     Green Tree Financial Corp.,
              7.35%, 5-15-2027................................       24
    200     Greenwich Capital Commercial Funding Corp., 4.02%,
              1-5-2036........................................      199
     25     Home Equity Asset Trust,
              5.25%, 4-27-2034 M..............................       25
  4,880     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................      115
    200     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.13%, 1-12-2038................................      199
    172     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.33%, 12-12-2034...............................      173
    183     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.38%, 10-12-2037...............................      184
    188     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.95%, 11-12-2039...............................      191
  2,412     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 WM.............................       67
    190     J.P. Morgan Chase Commercial Mortgage Securities,
              Corp.,
              6.16%, 5-12-2034................................      209
    200     Merrill Lynch Mortgage Trust,
              4.92%, 10-12-2041...............................      203
    200     Morgan Stanley Capital I,
              4.17%, 12-15-2041...............................      200
    147     Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................      154
     62     Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       60
     30     Residential Asset Mortgage Products, Inc., 6.14%,
              6-25-2032.......................................       30
     50     Residential Asset Mortgage Products, Inc., 6.59%,
              6-25-2032.......................................       50
     22     Soundview Home Equity Loan Trust, Inc., 8.64%,
              5-25-2030.......................................       23
    200     Wachovia Bank Commercial Mortgage Trust, 4.39%,
              2-15-2041.......................................      199
    100     Wachovia Bank Commercial Mortgage Trust, 4.87%,
              2-15-2035.......................................      102
  7,090     Wachovia Bank Commercial Mortgage Trust, 5.50%,
              2-15-2041 WM....................................      159
 $   59     WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................  $    59

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $    5     Whole Auto Loan Trust,
              6.00%, 4-15-2009 M..............................  $     5
                                                                -------
                                                                  5,800
                                                                -------
            Total asset backed and
              commercial mortgage securities
              (cost $5,804)...................................  $ 5,800
                                                                -------
CORPORATE BONDS: INVESTMENT GRADE -- 25.5%
            BASIC MATERIALS -- 1.1%
    100     International Paper Co.,
              5.25%, 4-1-2016.................................      101
     65     Lubrizol Corp.,
              5.50%, 10-1-2014................................       67
    100     Phelps Dodge Corp.,
              9.50%, 6-1-2031.................................      150
    150     Rock-Tenn Co.,
              5.625%, 3-15-2013...............................      153
                                                                -------
                                                                    471
                                                                -------
            CAPITAL GOODS -- 1.1%
     55     American Standard, Inc.,
              7.375%, 2-1-2008................................       60
    100     Bombardier, Inc.,
              6.75%, 5-1-2012 M...............................       90
    150     Hutchinson Whampoa International Ltd.,
              6.25%, 1-24-2014 M..............................      160
     50     Tyco International Group S.A.,
              6.00%, 11-15-2013...............................       55
    100     Tyco International Group S.A.,
              6.375%, 2-15-2006...............................      103
                                                                -------
                                                                    468
                                                                -------
            CONSUMER CYCLICAL -- 2.2%
     75     CRH America, Inc.,
              5.30%, 10-15-2013...............................       78
    150     DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013...............................      163
     85     Dana Corp.,
              5.85%, 1-15-2015 M..............................       83
    150     Foster's Finance Corp.,
              4.875%, 10-1-2014 M.............................      148
    200     General Motors Corp.,
              7.125%, 7-15-2013...............................      199
    100     Ltd. Brands, Inc.,
              5.25%, 11-1-2014................................       99
    100     May Department Stores Co.,
              5.75%, 7-15-2014................................      104
    100     PHH Corp.,
              6.00%, 3-1-2008.................................      105
                                                                -------
                                                                    979
                                                                -------
            CONSUMER STAPLES -- 0.7%
    150     Northern Rock plc,
              5.60%, 4-30-2049 M..............................      156
    150     Tyson Foods, Inc.,
              8.25%, 10-1-2011................................      178
                                                                -------
                                                                    334
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            ENERGY -- 1.5%
 $  100     Gazprom International S.A.,
              7.20%, 2-1-2020 M...............................  $   106
    120     Pemex Project Funding Master Trust,
              7.375%, 12-15-2014..............................      134
    125     USX Corp.,
              9.375%, 2-15-2012...............................      159
    100     Valero Energy Corp.,
              7.50%, 4-15-2032................................      124
     75     XTO Energy, Inc.,
              4.90%, 2-1-2014.................................       75
     75     XTO Energy, Inc.,
              6.25%, 4-15-2013................................       83
                                                                -------
                                                                    681
                                                                -------
            FINANCE -- 8.8%
    125     ACE INA Holdings, Inc.,
              5.875%, 6-15-2014...............................      129
    150     Arden Realty L.P.,
              5.20%, 9-1-2011.................................      152
    125     Capital One Bank,
              5.125%, 2-15-2014...............................      126
    150     CIT Group, Inc.,
              5.125%, 9-30-2014...............................      152
    100     El Salvador (Republic of),
              8.50%, 7-25-2011 M..............................      114
     25     Farmers Exchange Capital,
              7.20%, 7-15-2048 M..............................       27
    100     Ford Motor Credit Co.,
              6.50%, 1-25-2007................................      103
    100     Ford Motor Credit Co.,
              7.00%, 10-1-2013................................      105
    100     Glencore Funding LLC,
              6.00%, 4-15-2014 M..............................       97
    125     Goldman Sachs Group, Inc.,
              5.15%, 1-15-2014................................      128
    100     Household Finance Corp.,
              7.00%, 5-15-2012................................      114
    100     HSBC Capital Funding L.P.,
              4.61%, 12-27-2049 M.............................       98
     25     HVB Funding Trust III,
              9.00%, 10-22-2031 M.............................       34
    165     iStar Financial, Inc.,
              5.70%, 3-1-2014.................................      169
     50     J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014...............................       51
    175     J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015.................................      179
    175     Key Bank N.A., Inc.,
              5.80%, 7-1-2014.................................      187
    150     Merrill Lynch & Co., Inc.,
              5.45%, 7-15-2014................................      157
    100     Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 M..............................      106
    175     Morgan Stanley,
              4.75%, 4-1-2014.................................      172
    100     Natexis AMBS Co. LLC,
              8.44%, 12-29-2049 M.............................      112
    100     Rabobank Capital Funding II,
              5.26%, 12-29-2049 M.............................      103

 THE HARTFORD INCOME FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   75     Russian Federation Government,
              5.00%, 3-31-2030................................  $    79
    100     Santander Central Hispano Issuances Ltd.,
              7.625%, 9-14-2010...............................      116
     75     Shurgard Storage Centers, Inc.,
              5.875%, 3-15-2013...............................       78
    100     South Africa (Republic of),
              7.375%, 4-25-2012...............................      115
    100     Swedbank Foreningssparbanken,
              9.00%, 12-31-2049 M.............................      120
    115     TuranAlem Finance B.V.,
              7.875%, 6-2-2010................................      115
    200     UFJ Finance Aruba AEC,
              6.75%, 7-15-2013................................      225
    100     Vornado Realty L.P.,
              4.75%, 12-1-2010................................       99
    100     Washington Mutual, Inc.,
              4.625%, 4-1-2014................................       97
     50     Westpac Capital Trust III,
              5.82%, 9-30-2013 M..............................       53
    100     Westpac Capital Trust IV,
              5.26%, 12-31-2049 M.............................      100
     70     Woori Bank,
              5.75%, 3-13-2014 M..............................       73
                                                                -------
                                                                  3,885
                                                                -------
            HEALTH CARE -- 1.2%
     15     Bausch & Lomb, Inc.,
              6.95%, 11-15-2007...............................       16
     53     Bausch & Lomb, Inc.,
              7.125%, 8-1-2028................................       58
    100     Boston Scientific Corp.,
              5.45%, 6-15-2014................................      104
     75     Manor Care, Inc.,
              6.25%, 5-1-2013.................................       81
    100     Universal Health Services, Inc.,
              6.75%, 11-15-2011...............................      110
    150     Wyeth,
              5.50%, 2-1-2014.................................      156
                                                                -------
                                                                    525
                                                                -------
            SERVICES -- 3.1%
    100     AMB Properties LP.,
              7.50%, 6-30-2018................................      117
     10     American Greetings Corp.,
              6.10%, 8-1-2028.................................       11
    150     Clear Channel Communications, Inc.,
              5.50%, 9-15-2014................................      149
    100     Comcast Cable Communications, Inc.,
              6.75%, 1-30-2011................................      112
     75     Harrah's Operating Co., Inc.,
              5.375%, 12-15-2013..............................       76
    100     Hilton Hotels Corp.,
              7.50%, 12-15-2017...............................      117
    150     Hyatt Equities LLC,
              6.875%, 6-15-2007 M.............................      157

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            SERVICES -- (CONTINUED)
 $  100     InterActive Corp.,
              7.00%, 1-15-2013................................  $   111
    125     Liberty Media Corp.,
              5.70%, 5-15-2013................................      122
    150     Marriott International, Inc.,
              7.875%, 9-15-2009...............................      171
    100     News America Holdings, Inc.,
              7.75%, 1-20-2024................................      121
     50     News America Holdings, Inc.,
              9.25%, 2-1-2013.................................       64
     50     Sun Microsystems, Inc.,
              7.65%, 8-15-2009................................       56
                                                                -------
                                                                  1,384
                                                                -------
            TECHNOLOGY -- 3.7%
    210     AT&T Wireless Services, Inc.,
              8.125%, 5-1-2012................................      254
    100     British Sky Broadcasting Group plc,
              6.875%, 2-23-2009...............................      109
    125     Cox Communications, Inc.,
              4.625%, 6-1-2013................................      120
    150     Deutsche Telekom International Finance B.V.,
              5.25%, 7-22-2013................................      155
    150     France Telecom S.A.,
              8.50%, 3-1-2011.................................      179
    210     Intelsat Ltd.,
              6.50%, 11-1-2013................................      176
    150     Motorola, Inc.,
              8.00%, 11-1-2011................................      180
    100     Sprint Capital Corp.,
              6.90%, 5-1-2019.................................      113
    150     Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................      163
    160     Turner Broadcasting System, Inc.,
              8.375%, 7-1-2013................................      197
                                                                -------
                                                                  1,646
                                                                -------
            TRANSPORTATION -- 0.5%
    110     Carnival Corp.,
              6.65%, 1-15-2028................................      127
    100     Continental Airlines, Inc.,
              6.56%, 2-15-2012................................      106
                                                                -------
                                                                    233
                                                                -------
            UTILITIES -- 1.6%
    155     Centerpoint Energy, Inc.,
              6.85%, 6-1-2015.................................      173
     75     Consumers Energy Co.,
              5.375%, 4-15-2013...............................       78
     50     Consumers Energy Co.,
              6.00%, 2-15-2014................................       54
    150     Duke Energy Corp.,
              5.30%, 10-1-2015................................      155
     75     Empresa Nacional de Electricidad S.A.,
              8.35%, 8-1-2013.................................       88
     33     Southern California Edison Co.,
              8.00%, 2-15-2007................................       36

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $  100     Tampa Electric Co., 6.375%,
              8-15-2012.......................................  $   110
                                                                -------
                                                                    694
                                                                -------
            Total corporate bonds: investment grade
              (cost $10,880)..................................  $11,300
                                                                -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 27.6%
            BASIC MATERIALS -- 4.7%
     60     AK Steel Corp.,
              7.75%, 6-15-2012................................       62
     40     AK Steel Corp.,
              7.875%, 2-15-2009...............................       41
    100     Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 M.............................      100
     45     Boise Cascade LLC,
              7.125%, 10-15-2014 M............................       47
    100     Bowater Canada Finance,
              7.95%, 11-15-2011...............................      107
     65     Bowater, Inc.,
              6.50%, 6-15-2013................................       65
    100     California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................       99
    100     Cascades, Inc.,
              7.25%, 2-15-2013................................      105
    100     Century Aluminum Co.,
              7.50%, 8-15-2014 M..............................      107
     70     Crown European Holdings S.A.,
              9.50%, 3-1-2011.................................       78
    100     Georgia-Pacific Corp.,
              8.875%, 5-15-2031...............................      128
     75     International Steel Group, Inc.,
              6.50%, 4-15-2014................................       81
    140     Intertape Polymer Group, Inc.,
              8.50%, 8-1-2014 M...............................      141
     85     Jefferson Smurfit Corp.,
              7.50%, 6-1-2013.................................       88
     15     Norampac, Inc.,
              6.75%, 6-1-2013.................................       16
     50     Norske Skog Canada Ltd.,
              7.375%, 3-1-2014................................       51
     80     Norske Skog Canada Ltd.,
              8.625%, 6-15-2011...............................       84
    100     Nova Chemicals Corp.,
              7.00%, 5-15-2006................................      104
    145     Novelis, Inc.,
              7.25%, 2-15-2015 M..............................      149
     75     Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................       83
     15     Peabody Energy Corp.,
              6.875%, 3-15-2013...............................       16
     75     Plastipak Holdings, Inc.,
              10.75%, 9-1-2011................................       84
     70     PolyOne Corp.,
              8.875%, 5-1-2012................................       75
     45     Rhodia S.A.,
              10.25%, 6-1-2010................................       51
     33     United States Steel LLC,
              10.75%, 8-1-2008................................       39

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 $   40     Vale Overseas Ltd.,
              8.25%, 1-17-2034................................  $    42
     52     Westlake Chemical Corp.,
              8.75%, 7-15-2011................................       58
                                                                -------
                                                                  2,101
                                                                -------
            CAPITAL GOODS -- 1.4%
     45     Cummins, Inc.,
              7.125%, 3-1-2028................................       47
     70     Cummins, Inc.,
              9.50%, 12-1-2010................................       79
    100     K2 Inc.,
              7.375%, 7-1-2014................................      107
    145     Rexnord Corp.,
              10.125%, 12-15-2012.............................      162
     20     Scientific Games Corp,
              6.25%, 12-15-2012 M.............................       20
     75     Terex Corp.,
              7.375%, 1-15-2014...............................       79
    100     Xerox Corp.,
              7.125%, 6-15-2010...............................      108
                                                                -------
                                                                    602
                                                                -------
            CONSUMER CYCLICAL -- 2.0%
    100     D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................      101
    100     Delhaize America, Inc.,
              8.125%, 4-15-2011...............................      116
     75     Group 1 Automotive, Inc.,
              8.25%, 8-15-2013................................       79
     75     Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................       78
     50     Invista,
              9.25%, 5-1-2012 M...............................       55
     50     Pep Boys Manny Moe & Jack Corp.,
              7.50%, 12-15-2014...............................       51
     75     Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................       79
     65     Russel Metals, Inc.,
              6.375%, 3-1-2014................................       65
     75     Sonic Automotive, Inc.,
              8.625%, 8-15-2013...............................       80
    105     Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012...............................      111
     25     United Components, Inc.,
              9.375%, 6-15-2013...............................       26
     30     Warnaco, Inc.,
              8.875%, 6-15-2013...............................       33
                                                                -------
                                                                    874
                                                                -------
            CONSUMER STAPLES -- 1.2%
     75     Del Monte Corp.,
              6.75%, 2-15-2015 *M.............................       76
     30     Del Monte Corp.,
              8.625%, 12-15-2012..............................       33
     90     Pierre Foods, Inc.,
              9.875%, 7-15-2012 M.............................       94
    100     Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................      113
    100     Smithfield Foods, Inc.,
              7.75%, 5-15-2013................................      111

 THE HARTFORD INCOME FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
 $  100     Tembec Industries, Inc.,
              7.75%, 3-15-2012................................  $    95
                                                                -------
                                                                    522
                                                                -------
            ENERGY -- 1.6%
     50     Citgo Petroleum Corp.,
              6.00%, 10-15-2011 M.............................       50
     65     Comstock Resources, Inc.,
              6.875%, 3-1-2012................................       66
     10     CONSOL Energy, Inc.,
              7.875%, 3-1-2012................................       11
    100     Giant Industries, Inc.,
              8.00%, 5-15-2014................................      103
     45     Houston Exploration Co.,
              7.00%, 6-15-2013................................       47
    100     Naftogaz Ukrainy,
              8.125%, 9-30-2009...............................      104
     38     Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................       45
     85     Premcor Refining Group, Inc.,
              6.75%, 2-1-2011.................................       91
     15     Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................       17
     50     Stone Energy Corp.,
              6.75%, 12-15-2014 M.............................       49
     50     Vintage Petroleum, Inc.,
              8.25%, 5-1-2012.................................       55
     70     Whiting Petroleum Corp.,
              7.25%, 5-1-2012.................................       72
                                                                -------
                                                                    710
                                                                -------
            FINANCE -- 5.4%
    115     BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014 M.............................      128
     88     Brazil (Republic of),
              3.125%, 4-15-2012 X.............................       84
    135     Brazil (Republic of),
              10.50%, 7-14-2014...............................      157
     50     Colombia (Republic of),
              8.25%, 12-22-2014...............................       51
    110     Columbia (Republic of),
              10.75%, 1-15-2013...............................      128
    100     Ecuador (Republic of),
              8.00%, 8-15-2030................................       92
    100     Forest City Enterprises, Inc.,
              6.50%, 2-1-2017.................................      100
     21     Forest City Enterprises, Inc.,
              7.625%, 6-1-2015................................       22
     75     IPC Acquisition Corp.,
              11.50%, 12-15-2009..............................       83
     40     Kazkommerts International,
              7.875%, 4-7-2014................................       40
     40     Kazkommerts International,
              7.875%, 4-7-2014 M..............................       40
    105     Lebanon (Republic of),
              5.88%, 11-30-2009 XM............................      104
    572     Lehman High Yield TRAIN,
              8.21%, 2004-1 8-1-2015 XM.......................      617

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (CONTINUED)
 $   70     Nigeria Promissory Note,
              5.09%, 1-5-2010.................................  $    67
     60     Panama (Republic of),
              8.875%, 9-30-2027...............................       67
     50     Panama (Republic of),
              9.625%, 2-8-2011................................       59
     60     Peru (Republic of),
              4.50%, 3-7-2017.................................       56
     90     Peru (Republic of),
              8.75%, 11-21-2033...............................       96
     50     Philippines (Republic of),
              8.375%, 3-12-2009...............................       53
    100     Philippines (Republic of),
              10.625%, 3-16-2025..............................      110
     50     Turkey (Republic of),
              12.00%, 12-15-2008..............................       61
     70     United Rentals North America, Inc.,
              6.50%, 2-15-2012................................       69
     35     Universal City Florida Holdings Co.,
              8.375%, 5-1-2010 M..............................       36
     75     Venezuela (Republic of),
              5.375%, 8-7-2010................................       69
                                                                -------
                                                                  2,389
                                                                -------
            HEALTH CARE -- 0.9%
     80     Coventry Health Care, Inc.,
              5.875%, 1-15-2012 M.............................       81
    100     HCA, Inc.,
              6.95%, 5-1-2012.................................      105
    100     Jean Coutu Group, Inc.,
              8.50%, 8-1-2014 M...............................      100
     60     Select Medical Corp.,
              9.50%, 6-15-2009................................       64
     65     Warner Chilcott Corp.,
              8.75%, 2-1-2015 M...............................       67
                                                                -------
                                                                    417
                                                                -------
            SERVICES -- 3.5%
    110     Allied Waste North America, Inc.,
              5.75%, 2-15-2011................................      100
     65     CBD Media, Inc.,
              8.625%, 6-1-2011................................       68
     30     Cenveo Corp.,
              7.875%, 12-1-2013...............................       26
    125     CSC Holdings, Inc.,
              7.625%, 7-15-2018...............................      138
    100     Dex Media West LLC Finance,
              5.875%, 11-15-2011 M............................       98
     70     EchoStar DBS Corp.,
              5.75%, 10-1-2008................................       71
     26     HMH Properties, Inc.,
              7.875%, 8-1-2008................................       27
     75     Intrawest Corp.,
              7.50%, 10-15-2013 M.............................       79
    100     ITT Corp.,
              7.375%, 11-15-2015..............................      112
    100     John Q. Hammons Hotels, Inc.
              8.875%, 5-15-2012...............................      112
     60     Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015 M...............................       60

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $   30     Lamar Media Corp.,
              7.25%, 1-1-2013.................................  $    32
     75     Medianews Group, Inc.,
              6.875%, 10-1-2013...............................       75
     50     Primedia, Inc.,
              7.625%, 4-1-2008................................       51
     50     Primedia, Inc.,
              8.00%, 5-15-2013................................       51
     45     R.H. Donnelley Financial Corp. I,
              8.875%, 12-15-2010 M............................       50
    110     Reader's Digest Association, Inc.,
              6.50%, 3-1-2011.................................      116
     35     Service Corp. International,
              6.50%, 3-15-2008................................       36
     20     Service Corp. International,
              6.75%, 4-1-2016.................................       20
    100     Service Corp. International,
              7.70%, 4-15-2009................................      106
    100     Wynn Las Vegas LLC Corp.,
              6.625%, 12-1-2014 M.............................       98
                                                                -------
                                                                  1,526
                                                                -------
            TECHNOLOGY -- 3.8%
     45     Amkor Technology, Inc.,
              7.75%, 5-15-2013................................       40
    115     AT&T Corp.,
              8.05%, 11-15-2011...............................      133
     75     Bio-Rad Laboratories, Inc.,
              6.125%, 12-15-2014 M............................       76
     35     Charter Communications Holdings LLC,
              10.00%, 4-1-2009................................       29
    130     Charter Communications Operating LLC,
              8.00%, 4-30-2012 M..............................      131
     80     Cincinnati Bell, Inc.,
              8.375%, 1-15-2014...............................       81
    125     Crown Castle International Corp.,
              10.75%, 8-1-2011................................      135
     80     DirecTV Holdings LLC,
              8.375%, 3-15-2013...............................       90
     60     Fimep S.A.,
              10.50%, 2-15-2013...............................       71
    100     Fisher Scientific International, Inc.,
              6.75%, 8-15-2014 M..............................      106
     65     Fisher Scientific International, Inc.,
              8.125%, 5-1-2012................................       72
     85     Houghton Mifflin Co.,
              8.25%, 2-1-2011.................................       89
     95     L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       97
     95     PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................      107
    135     Qwest Corp.,
              7.875%, 9-1-2011 M..............................      144
     50     Rayovac Corp.,
              7.375%, 2-1-2015*M..............................       50
    100     Rogers Cable, Inc.,
              6.25%, 6-15-2013................................      100

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
 $  150     Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................  $   151
                                                                -------
                                                                  1,702
                                                                -------
            TRANSPORTATION -- 0.9%
    100     Hornbeck Offshore Services, Inc.,
              6.125%, 12-1-2014 M.............................      100
    150     Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................      163
    150     Trinity Industries, Inc.,
              6.50%, 3-15-2014................................      149
                                                                -------
                                                                    412
                                                                -------
            UTILITIES -- 2.2%
     60     CMS Energy Corp.,
              8.50%, 4-15-2011................................       67
     50     Dynegy Holdings, Inc.,
              10.125%, 7-15-2013 M............................       56
     25     El Paso Corp.,
              7.875%, 6-15-2012...............................       26
     50     Montana Power Co.,
              7.30%, 12-1-2006 M..............................       52
    100     Nevada Power Co.,
              9.00%, 8-15-2013................................      115
    150     NRG Energy, Inc.,
              8.00%, 12-15-2013 M.............................      162
     55     Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................       54
    105     TECO Energy, Inc.,
              7.20%, 5-1-2011.................................      114
    100     Tennessee Gas Pipeline Co.,
              8.375%, 6-15-2032...............................      112
     35     Texas Genco LLC,
              6.875%, 12-15-2014 M............................       36
    100     Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................      103
     50     Transcontinental Gas Pipeline Corp.,
              7.00%, 8-15-2011................................       55
                                                                -------
                                                                    952
                                                                -------
            Total corporate bonds:
              non-investment grade
              (cost $11,784)..................................  $12,207
                                                                -------
U.S. GOVERNMENT SECURITIES -- 16.7%
            U.S. TREASURY SECURITIES -- 16.7%
  7,480     3.00% 2007........................................  $ 7,401
                                                                -------
            Total U.S. government securities
              (cost $7,426)...................................  $ 7,401
                                                                -------
U.S. GOVERNMENT AGENCIES -- 15.2%
            FEDERAL HOME LOAN MORTGAGE -- 9.7%
    200     4.10% 2014........................................  $   199
    690     5.50% 2032........................................      704
  3,070     6.625% 2009.......................................    3,413
                                                                -------
                                                                  4,316
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.5%
    714     5.00% 2017........................................      726

 THE HARTFORD INCOME FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
 $1,664     5.50% 2032-2033...................................  $ 1,697
                                                                -------
                                                                  2,423
                                                                -------
            Total U.S. government agencies
              (cost $6,715)...................................  $ 6,739
                                                                -------
            Total long-term investments
              (cost $42,759)..................................  $43,596
                                                                -------
SHORT-TERM INVESTMENTS -- 0.6%
            FINANCE -- 0.6%
     73     BNP Paribas Repurchase Agreement,
              2.40%, 2-1-2005 @...............................  $    73
     73     RBS Greenwich Repurchase Agreement,
              2.40%, 2-1-2005 @...............................       73
    108     UBS Warburg Repurchase Agreement,
              2.41%, 2-1-2005 @...............................      108
                                                                -------
            Total short-term investments
              (cost $254).....................................  $   254
                                                                -------
            Total investments in securities
              (cost $43,013) O................................  $43,850
                                                                -------
            Other assets and liabilities......................  $   420
                                                                -------
            Total net assets..................................  $44,270
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.43% of total net assets at January 31, 2005.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $43,013 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,027
      Unrealized depreciation..........................    (190)
                                                         ------
      Net unrealized appreciation......................  $  837
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $6,287, which represents 14.20% of total net assets.

  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2005.

  * The cost of securities purchased on a when-issued basis at January 31, 2005 was $126.

 @   Repurchase agreements collateralized as follows:

                                               COUPON     EXPIRATION
                            SECURITY            RATE         DATE
                            --------           ------     ----------
     BNP Paribas
       Repurchase
       Agreement       U.S. Treasury Bonds     6.125%-    2015-2027
                                               10.625%
                       U.S. Treasury Bill      2.560%        2005
     RBS Greenwitch
       Repurchase
       Agreement       U.S. Treasury Bond      5.375%        2031
     UBS Warburg
       Repurchase
       Agreement       U.S. Treasury Bonds     7.25%-     2016-2022
                                               9.125%

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE
SECURITIES -- 1.7%
            FINANCE -- 1.7%
$  1,620    American Express Credit Account Master Trust,
              2.98%, 2-15-2012 MX.............................  $  1,623
   4,000    CS First Boston Mortgage Securities Corp.,
              3.13%, 11-15-2014 MX............................     4,016
   1,900    Granite Mortgages plc,
              3.10%, 9-20-2044 X..............................     1,899
   2,000    Granite Mortgages plc,
              4.05%, 10-20-2041 X.............................     2,017
   3,000    Permanent Financing plc,
              3.28%, 6-10-2042 X..............................     3,022
   2,000    Wachovia Bank Commercial Mortgage Trust,
              2.94%, 10-15-2015 MX............................     2,003
                                                                --------
                                                                  14,580
                                                                --------
            Total asset backed and
              commercial mortgage securities
              (cost $14,558)..................................  $ 14,580
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 3.6%
            FINANCE -- 3.6%
  19,700    Bundesrepublic Deutschland,
              4.25%, 7-4-2014 (Euro)..........................  $ 27,201
   2,600    SLM Corp.,
              4.65%, 4-1-2009 X...............................     2,569
                                                                --------
                                                                  29,770
                                                                --------
            Total corporate bonds:
              investment grade
              (cost $29,796)..................................  $ 29,770
                                                                --------
U.S. GOVERNMENT SECURITIES -- 92.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.5%
   3,000    Tennessee Valley Authority,
              3.375%, 1-15-2007 J.............................  $  3,788
                                                                --------
            U.S. TREASURY SECURITIES -- 91.5%
  23,915    0.875% 2010 J.....................................    23,765
  24,000    1.625% 2015 J.....................................    23,956
  57,535    1.875% 2013 J.....................................    61,441
  89,192    2.00% 2014 J......................................    94,644
  49,170    2.375% 2025 J.....................................    53,602
  63,555    3.00% 2012 J......................................    75,035
  41,640    3.375% 2007-2032 J................................    55,272
  20,455    3.50% 2011 J......................................    25,338
 105,580    3.625% 2008-2028 J................................   144,375
 113,122    3.875% 2009-2029 J................................   166,866
  32,695    4.25% 2010 J......................................    42,689
                                                                --------
                                                                 766,983
                                                                --------
            Total U.S. government securities
              (cost $750,733).................................  $770,771
                                                                --------
            Total long-term investments
              (cost $795,087).................................  $815,121
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 4.2%
            FINANCE -- 4.2%
$  9,922    BNP Paribas Repurchase Agreement,
              2.40%, 2-1-2005 @...............................  $  9,922
   9,922    RBS Greenwich Repurchase Agreement,
              2.40%, 2-1-2005 @...............................     9,922
  14,819    UBS Warburg Repurchase Agreement,
              2.41%, 2-1-2005 @...............................    14,819
     750    U.S. Treasury Bill, 2.21%, 3-17-2005 M............       748
                                                                --------
                                                                  35,411
                                                                --------
            Total short-term investments
              (cost $35,411)..................................  $ 35,411
                                                                --------
            Total investments in securities
              (cost $830,498).................................  $850,532
            Other assets and liabilities......................   (12,523)
                                                                --------
            Total net assets..................................  $838,009
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.07% of total net assets at January 31, 2005.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $833,098 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $18,566
      Unrealized depreciation.........................   (1,132)
                                                        -------
      Net unrealized appreciation.....................  $17,434
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $7,642, which represents 0.91% of total net assets.

  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.

  E The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 THE HARTFORD INFLATION PLUS FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                         SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                         -------------        -----------      ---------------
      BNP Paribas Repurchase Agreement                                U.S. Treasury Bonds    6.125%-10.625%       2015-2027
                                                                      U.S. Treasury Bill             2.560%            2005
      RBS Greenwitch Repurchase Agreement                             U.S. Treasury Bond             5.375%            2031
      UBS Warburg Repurchase Agreement                                U.S. Treasury Bonds      7.25%-9.125%       2016-2022

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 93.2%
            CANADA -- 3.4%
      25    Canadian National Railway Co. H...................  $  1,475
      23    Petro-Canada......................................     1,188
      24    Research In Motion Ltd. B.........................     1,718
       8    Rona, Inc. B......................................       277
      15    SNC-Lavalin Group, Inc. ..........................       779
                                                                --------
                                                                   5,437
                                                                --------

            FRANCE -- 14.7%
     297    Alcatel S.A. BIH .................................     4,265
     362    Alstom B..........................................       335
      64    AXA I.............................................     1,559
      22    Cie Generale D'Optique Essilor International S.A.
              IH..............................................     1,553
      18    Club Mediterranee BH..............................       942
      73    France Telecom S.A. MIH...........................     2,280
       2    Galeries Lafayette S.A. H.........................       577
      52    JC Decaux S.A. BI.................................     1,390
      12    Pernod-Ricard IH..................................     1,713
      20    Pinault-Printemps-Redoute S.A. I..................     2,087
      49    Publicis Groupe I.................................     1,538
       5    Total S.A. I .....................................     1,118
      11    Unibail H.........................................     1,333
      82    Vivendi Universal S.A. BI.........................     2,587
                                                                --------
                                                                  23,277
                                                                --------

            GERMANY -- 7.0%
      16    Adidas-Salomon AG I...............................     2,376
      25    Allianz AG I......................................     3,000
      81    Bayerische Hypo-und Vereinsbank AG BI.............     1,775
      11    Muenchener Rueckversicherungs-Gesellschaft AG I...     1,258
      39    Schering AGI......................................     2,655
                                                                --------
                                                                  11,064
                                                                --------

            GREECE -- 1.5%
      72    EFG Eurobank Ergasias S.A. I......................     2,315
                                                                --------

            HONG KONG -- 3.2%
      39    CNOOC Ltd. ADR....................................     2,099
     528    Esprit Holdings Ltd. MI...........................     3,050
                                                                --------
                                                                   5,149

            INDIA -- 1.3%
      32    Infosys Technologies Ltd. ADR H...................     2,080
                                                                --------

            INDONESIA -- 0.4%
      30    P.T. Telekomunikasi Indonesia ADR.................       616
                                                                --------

            IRELAND -- 4.8%
     257    Elan Corp. plc ADR BH.............................     6,916
      14    Ryanair Holdings plc ADR B........................       646
                                                                --------
                                                                   7,562
                                                                --------

            ITALY -- 3.4%
      85    Autostrade S.p.A. I...............................     2,462
     257    Banca Intesa S.p.A. I.............................     1,197
     133    Saipem S.p.A. I...................................     1,677
                                                                --------
                                                                   5,336
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            JAPAN -- 13.6%
     207    Bank of Yokohama Ltd. I...........................  $  1,305
      @@    Japan Tobacco, Inc. I.............................     3,083
       9    Keyence Corp. I...................................     2,111
     281    Minebea Co. Ltd. IH...............................     1,224
     143    Mitsubishi Securities Co. Ltd. I..................     1,387
      @@    Mitsubishi Tokyo Financial Group, Inc. I..........     1,135
     218    Nikko Cordial Corp. I.............................     1,030
      47    Nippon Electric Glass Co. Ltd. I..................       619
     124    Pioneer Corp. IH..................................     2,115
     116    Sekisui House Ltd. IH.............................     1,345
      69    Suzuki Motor Corp. I..............................     1,263
      55    Trend Micro, Inc. IH..............................     2,443
      @@    UFJ Holdings, Inc. BI.............................     2,468
                                                                --------
                                                                  21,528
                                                                --------
            LUXEMBOURG -- 1.3%
     175    SES Global MI.....................................     2,143
                                                                --------

            MEXICO -- 1.4%
      37    Grupo Televisa S.A. ADR...........................     2,183
                                                                --------

            NETHERLANDS -- 8.1%
      84    ASML Holding N.V. B...............................     1,372
      97    European Aeronautic Defence and Space Co. IH......     2,974
      52    ING Groep N.V. I..................................     1,505
     460    Koninklijke Ahold N.V. BI.........................     3,800
      84    Koninklijke (Royal) KPN N.V. BI...................     3,201
                                                                --------
                                                                  12,852
                                                                --------

            NORWAY -- 1.0%
     143    Tandberg ASA HI...................................     1,548
                                                                --------

            RUSSIA -- 0.4%
      20    RAO Gazprom Class S ADR MH........................       693
                                                                --------
            SOUTH KOREA -- 4.6%
      37    Hyundai Motor Co. Ltd. I..........................     2,130
     104    Kia Motors Corp. BI...............................     1,283
      53    L.G. Philips LCD Co. Ltd. BH......................     2,282
       3    Samsung Electronics Co. Ltd. I....................     1,545
                                                                --------
                                                                   7,240
                                                                --------

            SPAIN -- 1.6%
     148    Banco Bilbao Vizcaya Argentaria S.A. IH...........     2,503
                                                                --------

            SWEDEN -- 1.9%
      73    Assa Abloy AB IH..................................     1,163
       6    SKF AB B Shares...................................       259
      53    Telefonaktiebolaget LM Ericsson ADR BH............     1,563
                                                                --------
                                                                   2,985
                                                                --------
            SWITZERLAND -- 2.4%
      14    Adecco S.A. BI ...................................       738
       7    Kuehne & Nagel International AG MI................     1,359
      59    Swatch Group AG I.................................     1,650
                                                                --------
                                                                   3,747
                                                                --------

            TAIWAN -- 1.6%
     163    AU Optronics Corp. ADR............................     2,520
                                                                --------


 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- 15.6%
     143    BP plc I..........................................  $  1,416
      52    British Airways plc BI............................       262
     415    Capita Group plc I................................     2,808
      36    Carnival plc I....................................     2,167
   1,036    Carphone Warehouse Group plc I....................     3,423
     688    EMI Group plc I...................................     3,436
     131    GUS plc I.........................................     2,389
      92    Imperial Tobacco Group plc I......................     2,409
     368    Rolls-Royce Group plc I...........................     1,814
      91    Standard Chartered plc I..........................     1,667
   1,117    Vodafone Group plc I..............................     2,886
                                                                --------
                                                                  24,677
                                                                --------
            Total common stock
              (cost $137,169).................................  $147,455
                                                                --------
SHORT-TERM INVESTMENTS -- 24.8%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.4%
  29,162    Navigator Prime Portfolio.........................    29,162
                                                                --------

            UNITED STATES -- 6.4%
     278    ABM AMRO Joint Repurchase Agreement,
              2.43%, 2-1-2005.................................       278
   2,656    CS First Boston Joint Repurchase Agreement,
              2.50%, 2-1-2005.................................     2,656
   1,088    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.50%, 2-1-2005.................................     1,088
     243    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.43%, 2-1-2005.................................       243
   2,530    J.P. Morgan Chase Joint Repurchase Agreement,
              2.50%, 2-1-2005.................................     2,530
   3,340    UBS Securities Joint Repurchase Agreement,
              2.50%, 2-1-2005.................................     3,340
                                                                --------
                                                                  10,135
                                                                --------
            Total short-term investments
              (cost $39,297)..................................  $ 39,297
                                                                --------
            Total investments in securities
              (cost $176,466) O...............................  $186,752
            Other assets and liabilities......................   (28,530)
                                                                --------
            Total net assets..................................  $158,222
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $177,099 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $10,911
      Unrealized depreciation.........................   (1,258)
                                                        -------
      Net unrealized appreciation.....................  $ 9,653
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $9,525, which represents 6.02% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $115,602, which represents 73.06% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                               MARKET       CONTRACT                                APPRECIATION
DESCRIPTION                                  TRANSACTION       VALUE         AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                                  -----------       ------       --------         -------------         --------------
Canadian Dollar                                Buy              $ 82          $ 82          February 1, 2005            $@@
Canadian Dollar                                Buy                 7             7          February 2, 2005             @@
Canadian Dollar                                Buy                22            22          February 3, 2005             @@
Swiss Francs                                   Buy               233           234          February 1, 2005             (1)
Swiss Francs                                   Buy               120           120          February 2, 2005             @@
Euro                                           Buy               216           216          February 2, 2005             @@
Euro                                          Sell               511           511          February 1, 2005             @@
Euro                                           Buy               111           111          February 3, 2005             @@
Euro                                          Sell               702           702          February 2, 2005             @@
Japanese Yen                                   Buy               147           147          February 1, 2005             @@
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FNMA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE U
-------                                                       --------
COMMON STOCK -- 95.6%
          AUSTRALIA -- 0.8%
     84   Publishing & Broadcasting Ltd. I..................  $  1,066
                                                              --------

          AUSTRIA -- 0.7%
     21   Wienerberger AG IH................................       988
                                                              --------

          BELGIUM -- 1.1%
     37   Belgacom S.A. BMI.................................     1,550
                                                              --------

          CANADA -- 5.5%
     12   Cameco Corp. .....................................       409
     25   EnCana Corp. H....................................     1,479
     35   Fairmont Hotels & Resorts, Inc. ..................     1,102
     27   Petro-Canada......................................     1,382
     13   Research In Motion Ltd. B.........................       927
     79   Talisman Energy, Inc. H...........................     2,356
                                                              --------
                                                                 7,655
                                                              --------

          DENMARK -- 0.9%
     28   Carlsberg A/S Class B IH..........................     1,309
                                                              --------

          EGYPT -- 0.9%
     41   Orascom Telecom Holding GDR B.....................     1,290
                                                              --------

          FRANCE -- 13.0%
     88   Alcatel S.A. BI...................................     1,264
  1,643   Alstom BH.........................................     1,520
     48   AXA IH............................................     1,175
     26   Cie Generale D'Optique Essilor International S.A.
            IH..............................................     1,808
     56   Credit Agricole S.A. IH...........................     1,676
     54   France Telecom S.A. IH............................     1,701
      8   L' Air Liquide I..................................     1,359
     13   Sanofi-Aventis S.A. IH............................       983
     39   Societe Television Francaise 1 IH.................     1,272
     13   Total S.A. IH.....................................     2,859
     84   Vivendi Universal S.A. BIH........................     2,644
                                                              --------
                                                                18,261
                                                              --------

          GERMANY -- 6.2%
     10   Allianz AG MI.....................................     1,238
     16   BASF AGI..........................................     1,074
     73   Bayerische Hypo-und Vereinsbank AG BI.............     1,601
     44   Deutsche Lufthansa AG BIH.........................       613
     96   Deutsche Telekom AG BI............................     2,079
     18   Muenchener Rueckversicherungs-Gesellschaft AG
            IH..............................................     2,058
                                                              --------
                                                                 8,663
                                                              --------

          HONG KONG -- 2.4%
    272   Esprit Holdings Ltd. MI...........................     1,573
    339   Hysan Development Co. Ltd. I......................       648
    121   Sun Hung Kai Properties Ltd. I....................     1,121
                                                              --------
                                                                 3,342
                                                              --------

          INDIA -- 0.6%
     19   Infosys Technologies Ltd.I........................       884
                                                              --------

          INDONESIA -- 0.7%
     45   P.T. Telekomunikasi Indonesia ADR.................       925
                                                              --------


                                                               MARKET
SHARES                                                        VALUE U
-------                                                       --------
          IRELAND -- 1.9%
     64   Elan Corp. plc ADR BH.............................  $  1,734
     72   Ryanair Holdings plc BI...........................       591
      7   Ryanair Holdings plc ADR BH.......................       309
                                                              --------
                                                                 2,634
                                                              --------

          ITALY -- 4.1%
    315   Capitalia S.p.A. IH...............................     1,426
    147   ENI-Ente Nazionale Idrocarburi S.p.A. IH..........     3,582
     94   Geox S.p.A. BM....................................       696
                                                              --------
                                                                 5,704
                                                              --------

          JAPAN -- 17.4%
     38   Canon, Inc. I.....................................     1,984
     86   Central Glass Co. Ltd. I..........................       609
     51   Eisai Co. Ltd. I..................................     1,655
     38   Electric Power Development Co. Ltd. M.............     1,126
     14   Fast Retailing Co. Ltd. IH........................       960
     29   Fuji Photo Film Co. Ltd. I........................     1,045
     @@   Japan Tobacco, Inc. I.............................     3,146
      5   Keyence Corp. I...................................     1,079
     @@   Mitsubishi Tokyo Financial Group, Inc. I..........     1,362
      9   NIDEC Corp. I.....................................     1,045
     72   Nippon Electric Glass Co. Ltd. IH.................       948
      9   ORIX Corp. I......................................     1,206
     67   Sankyo Co. Ltd. I.................................     1,483
     30   Shin-Etsu Chemical Co. Ltd. I.....................     1,166
     21   Takeda Pharmaceutical Co. Ltd. I..................       973
     25   Takefuji Corp. I..................................     1,747
     @@   UFJ Holdings, Inc. BI.............................     1,452
     37   World Co. Ltd. H..................................     1,341
                                                              --------
                                                                24,327
                                                              --------

          MALAYSIA -- 0.5%
    476   Astro All Asia Networks plc B.....................       689
                                                              --------

          MEXICO -- 1.3%
     48   Cemex S.A. de C.V. ADR............................     1,784
                                                              --------

          NETHERLANDS -- 5.9%
     78   Aegon N.V. I......................................     1,056
     78   ASML Holding N.V. BIH.............................     1,275
     18   ASML Holding N.V. B...............................       300
     78   European Aeronautic Defence and Space Co. IH......     2,401
     38   Koninklijke (Royal) KPN N.V. BI...................     1,453
    208   Koninklijke Ahold N.V. BI.........................     1,717
                                                              --------
                                                                 8,202
                                                              --------

          PHILIPPINES -- 0.6%
     32   Philippine Long Distance Telephone Co. BI.........       827
                                                              --------

          SOUTH KOREA -- 1.3%
     93   Kia Motors Corp. BI...............................     1,140
      7   Samsung SDI Co. Ltd. I............................       744
                                                              --------
                                                                 1,884
                                                              --------

          SPAIN -- 1.0%
     83   Banco Bilbao Vizcaya Argentaria S.A. IH...........     1,407
                                                              --------


--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE U
-------                                                       --------
COMMON STOCK -- (CONTINUED)
          SWEDEN -- 4.3%
    178   Nordea Bank AB I..................................  $  1,649
     36   SKF AB B Shares...................................     1,645
    120   Swedish Match AB I................................     1,449
    418   Telefonaktiebolaget LM Ericsson BI................     1,227
                                                              --------
                                                                 5,970
                                                              --------

          SWITZERLAND -- 4.9%
      8   Nestle S.A. I.....................................     2,138
     43   Novartis AG I.....................................     2,058
     32   UBS AG I..........................................     2,637
                                                              --------
                                                                 6,833
                                                              --------

          TAIWAN -- 1.4%
  1,224   Taiwan Semiconductor Manufacturing Co. Ltd. I.....     2,036
                                                              --------

          TURKEY -- 0.5%
     42   Turkcell Iletisim Hizmet ADR......................       744
                                                              --------

          UNITED KINGDOM -- 16.4%
     75   AstraZeneca plc I.................................     2,807
    121   Aviva plc I.......................................     1,448
    104   BHP Billiton plc I................................     1,296
    324   Centrica plc I....................................     1,428
    292   EMI Group plc I...................................     1,459
     93   Enterprise Inns plc I.............................     1,311
     94   Imperial Tobacco Group plc I......................     2,472
     41   Reckitt Benckiser plc I...........................     1,232
    230   Rolls-Royce Group plc I...........................     1,136
    127   Royal Bank of Scotland Group plc I................     4,218
    926   Vodafone Group plc I..............................     2,394
    158   WPP Group plc I...................................     1,722
                                                              --------
                                                                22,923
                                                              --------

          UNITED STATES -- 1.3%
     19   Schlumberger Ltd. ................................     1,313
     32   UTStarcom, Inc. BH................................       524
                                                              --------
                                                                 1,837
                                                              --------

          Total common stock
            (cost $118,940).................................  $133,734
                                                              --------
SHORT-TERM INVESTMENTS -- 27.0%
          SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
          LENDING -- 20.2%
 28,319   Navigator Prime Portfolio.........................    28,319
                                                              --------

          UNITED STATES -- 6.8%
    261   ABN AMRO Joint Repurchase Agreement,
            2.43%, 2-1-2005 @...............................       261
  2,490   CS First Boston Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................     2,490

                                                               MARKET
SHARES                                                        VALUE U
-------                                                       --------
          UNITED STATES -- (CONTINUED)
    227   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.43%, 2-1-2005 @...............................  $    227
  1,020   Deutsche Bank Securities Joint Repurchase
            Agreement,
            2.50%, 2-1-2005 @...............................     1,020
  2,371   J.P. Morgan Chase Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................     2,371
  3,130   UBS Securities Joint Repurchase Agreement,
            2.50%, 2-1-2005 @...............................     3,130
                                                              --------
                                                                 9,499
                                                              --------
          Total short-term investments
            (cost $37,818)..................................  $ 37,818
                                                              --------
          Total investments in securities O
            (cost $156,758).................................  $171,552
          Other assets and liabilities......................   (31,720)
                                                              --------
          Total net assets..................................  $139,832
                                                              ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.33% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $156,929 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $16,272
      Unrealized depreciation.........................   (1,649)
                                                        -------
      Net unrealized appreciation.....................  $14,623
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $6,183, which represents 4.42% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $110,139, which represents 78.77% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET        CONTRACT                            APPRECIATION
DESCRIPTION                                     TRANSACTION        VALUE         AMOUNT        DELIVERY DATE       (DEPRECIATION)
-----------                                     -----------       ------        --------       -------------       --------------
British Pound                                       Buy           $   444       $   445           2/1/2005              $(1)
British Pound                                       Buy               343           343           2/2/2005               @@
Japanese Yen                                        Buy                90            90           2/1/2005               @@
Japanese Yen                                        Buy               284           285           2/2/2005               (1)
Japanese Yen                                        Buy                73            73           2/3/2005               @@
Swedish Krona                                       Buy               220           220           2/2/2005               @@
Swedish Krona                                       Buy               187           187           2/3/2005               @@
Euro                                                Buy             1,626         1,631           2/3/2005               (5)
British Pound                                      Sell             1,293         1,335          3/23/2005               42
Swiss Franc                                        Sell             1,333         1,388          3/23/2005               55
Swiss Franc                                        Sell                94            94           2/1/2005               @@
                                                                                                                        ---
                                                                                                                        $90
                                                                                                                        ===

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FNMA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 96.8%
         AUSTRALIA -- 2.4%
  572    Adsteam Marine Ltd. IH............................  $    682
  121    AWB Ltd. I........................................       435
  413    Commonwealth Property Office Fund.................       397
  198    Harvey Norman Holdings Ltd. IH....................       452
  429    Macquarie Office Trust IH.........................       433
   22    Minara Resources Ltd. B...........................        31
                                                             --------
                                                                2,430
                                                             --------
         AUSTRIA -- 0.3%
   53    Iluka Resources Ltd. I............................       255
                                                             --------
         BERMUDA -- 0.6%
  108    Benfield Group Ltd. plc I.........................       610
                                                             --------
         BRAZIL -- 0.6%
   48    Brasil Telecom S.A. ADR...........................       610
                                                             --------
         CAYMAN ISLANDS -- 0.0%
2,016    Far East Pharmaceutical Technology Co. Ltd.
           BH V I..........................................        @@
                                                             --------
         CHINA -- 1.7%
1,272    Beijing Capital International Airport Co. Ltd.
           Class H I.......................................       542
3,522    China Oilfield Services Ltd. I....................     1,175
                                                             --------
                                                                1,717
                                                             --------
         DENMARK -- 2.0%
   28    Carlsberg A/S Class B IH..........................     1,332
   34    FLS Industries A/S Class B BI.....................       641
                                                             --------
                                                                1,973
                                                             --------
         FINLAND -- 0.8%
   28    Tietoenator Oyj...................................       811
                                                             --------
         FRANCE -- 11.0%
2,941    Alstom BH.........................................     2,722
   12    Atos Origin BIH...................................       738
    8    Bacou-Dalloz H....................................       680
    6    Clarins S.A. .....................................       377
   19    Dassault Systemes S.A. IH.........................       863
   41    M6-Metropole Television IH........................     1,172
   67    NRJ Group H.......................................     1,613
   32    Publicis Groupe IH................................     1,018
   23    Remy Cointreau IH.................................       926
   30    Sodexho Alliance S.A. H...........................       896
                                                             --------
                                                               11,005
                                                             --------
         GERMANY -- 4.6%
   48    Comdirect Bank AG BI..............................       449
   20    Deutsche Postbank AG BMH..........................       908
   33    ELMOS Semiconductor AG I..........................       519
   24    Heidelberger Druckmaschinen AG BI.................       812
   29    Hochtief AG IH....................................       930
   52    Kontron AG BI.....................................       508
   22    MLP AG I..........................................       377
    6    United Internet AG I..............................       164
                                                             --------
                                                                4,667
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         GREECE -- 1.9%
  208    Aktor S.A. Technical Co. .........................  $    948
   42    Hellenic Petroleum S.A. I.........................       472
   15    Titan Cement Co. S.A. ............................       481
                                                             --------
                                                                1,901
                                                             --------
         HONG KONG -- 0.6%
1,594    i-CABLE Communications Ltd. ......................       562
                                                             --------
         ITALY -- 7.8%
  296    AEM S.p.A. I......................................       670
   33    Benetton Group S.p.A. I...........................       434
   89    Brembo S.p.A. IH..................................       732
   79    Caltagirone Editore S.p.A. I......................       748
   42    Permasteelisa S.p.A. I............................       760
  642    Pirelli & Co. S.p.A. IH...........................       914
   19    Recordati S.p.A. I................................       507
   55    Saipem S.p.A. I...................................       698
  373    Sorin S.p.A. BIH..................................     1,230
   25    Tod's S.p.A. I....................................     1,088
                                                             --------
                                                                7,781
                                                             --------
         JAPAN -- 22.8%
  250    77 Bank Ltd. I....................................     1,811
    3    Aichi Bank Ltd. ..................................       304
   11    Asatsu-DK, Inc. I.................................       311
   24    Disco Corp. IH....................................     1,102
    r    eAccess Ltd. IH...................................       302
  217    Ebara Corp. IH....................................     1,006
   11    Eneserve Corp. IH.................................       391
   16    Fujimi, Inc. I....................................       469
   32    Futaba Corp. I....................................       814
  133    Gunma Bank Ltd. I.................................       785
   10    Hogy Medical Co. Ltd. IH..........................       436
   59    Hosiden Corp. I...................................       621
   18    Japan Petroleum Exploration Co. Ltd. BIH..........       724
   48    Kobayashi Pharmaceutical Co. Ltd. ................     1,253
   37    Komori Corp. I....................................       566
    3    Kose Corp. IH.....................................       117
   17    Milbon Co. Ltd. H.................................       490
   82    Mochida Pharmaceutical Co. Ltd. I.................       507
   32    Mori Seiki Co. Ltd. I.............................       338
   86    Nikon Corp. IH....................................     1,128
   24    Nippon Shinyaku Co. Ltd. I........................       200
   14    OBIC Business Consultants Co. Ltd. I..............       717
    6    OBIC Co. Ltd. IH..................................     1,144
   36    Pioneer Corp. IH..................................       614
  119    Shiga Bank Ltd. I.................................       731
   30    Taiyo Ink Manufacturing Co. Ltd. .................     1,162
   88    Tanabe Seiyaku Co. Ltd. I.........................       931
   82    The Bank of Nagoya Ltd. I.........................       513
   34    THK Co. Ltd. IH...................................       686
   50    Tokyo Ohka Kogyo Co. Ltd. I.......................     1,022
   56    Toppan Forms Co. Ltd. I...........................       702
   17    Towa Pharmaceutical Co. Ltd. .....................       397
   19    Union Tool Co. I..................................       636
                                                             --------
                                                               22,930
                                                             --------
         LIECHTENSTEIN -- 0.5%
    3    Verwaltungs-und Privat-Bank AG I..................       463
                                                             --------

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         MALAYSIA -- 0.3%
  105    Resorts World BHD I...............................  $    279
                                                             --------
         NETHERLANDS -- 6.2%
   29    ASM International N.V. BIH........................       501
  220    Equant N.V. BIH...................................     1,209
   15    Exact Holding N.V. ...............................       481
   36    Qiagen N.V. BI....................................       385
   24    Unit 4 Agresso N.V. BI............................       357
   55    VNU N.V. IH.......................................     1,621
   94    Wolters Kluwer N.V. I.............................     1,694
                                                             --------
                                                                6,248
                                                             --------
         NEW ZEALAND -- 1.9%
  289    Air New Zealand Ltd. B............................       334
  560    Carter Hold Harvey Ltd. I.........................       868
  269    Warehouse Group Ltd. .............................       753
                                                             --------
                                                                1,955
                                                             --------
         SINGAPORE -- 0.3%
  294    MobileOne Ltd. I..................................       327
                                                             --------
         SOUTH KOREA -- 2.8%
   90    Daewoo Securities Co. Ltd. BIH....................       509
  215    Industrial Bank of Korea IH.......................     1,738
   19    LG Household & Health Care Ltd. I.................       564
                                                             --------
                                                                2,811
                                                             --------
         SPAIN -- 1.0%
   52    Prosegur, Compania de Seguridad S.A. I............     1,023
                                                             --------
         SWEDEN -- 2.1%
   47    Eniro AB I........................................       474
   28    Munters AB I......................................       755
  161    Teleca AB Class B BI..............................       871
                                                             --------
                                                                2,100
                                                             --------
         SWITZERLAND -- 4.0%
   31    Baloise Holding AG I..............................     1,479
   10    BB Biotech AG I...................................       601
    7    Ems-Chemie Holding AG I...........................       652
    4    Julius Baer Holding AG IH.........................     1,262
                                                             --------
                                                                3,994
                                                             --------
         UNITED KINGDOM -- 20.6%
  318    Aggreko plc I.....................................       979
  169    AMVESCAP plc I....................................     1,112
   52    Cambridge Antibody Technology Group plc BI........       745
   61    Capital Radio plc.................................       486
  155    De La Rue plc I...................................     1,100
  980    Dimension Data Holdings plc BI....................       771
  204    easyJet plc B.....................................       847
   66    Expro International Group plc I...................       510
  375    Group 4 Securicor plc B...........................       949
   84    GWR Group plc I...................................       400
  144    Hiscox plc I......................................       496
  175    Jardine Lloyd Thompson Group plc..................     1,222
  223    LogicaCMG plc I...................................       742

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         UNITED KINGDOM -- (CONTINUED)
  342    Misys plc I.......................................  $  1,388
  434    PHS Group plc I...................................       720
  220    Premier Farnell plc...............................       728
  482    Rentokil Initial plc I............................     1,381
  421    Royal & Sun Alliance Insurance Group plc I........       680
  219    Sage Group plc I..................................       814
  180    Scottish & Newcastle plc I........................     1,483
   60    Shire Pharmaceuticals Group plc BI................       697
   70    Smiths Group plc I................................     1,107
   64    SurfControl plc BI................................       725
  111    Yule Catto & Co. plc I............................       615
                                                             --------
                                                               20,697
                                                             --------
         Total common stock
           (cost $87,920)..................................  $ 97,149
                                                             --------
SHORT-TERM INVESTMENTS -- 24.7%
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 22.0%
22,111   Navigator Prime Portfolio.........................    22,111
                                                             --------
         UNITED STATES -- 2.7%
   75    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................        75
  714    CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       714
   65    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................        65
  293    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       293
  680    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       680
  898    UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       898
                                                             --------
                                                                2,725
                                                             --------
         Total short-term investments
           (cost $24,836)..................................  $ 24,836
                                                             --------
         Total investments in securities
           (cost $112,756) O...............................  $121,985
         Other assets and liabilities......................   (21,606)
                                                             --------
         Total net assets..................................  $100,379
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B    Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $113,303 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 9,856



   Unrealized depreciation.........................   (1,174)
                                                     -------



   Net unrealized appreciation.....................  $ 8,682
                                                     =======

--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities
       Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD     SHARES/                            COST
      ACQUIRED     PAR            SECURITY          BASIS
      --------   -------          --------          -----
      2004        2,016    Far East Pharmaceutical  $293
                           Technology Co. Ltd.

       The aggregate value of these securities at January 31, 2005 rounds to zero.

    M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $908, which represents 0.90% of total net assets.

    I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $76,707, which represents 76.42% of total net assets.

    H  Security is fully or partially on loan at January 31, 2005.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET        CONTRACT                            APPRECIATION
DESCRIPTION                                     TRANSACTION        VALUE         AMOUNT        DELIVERY DATE       (DEPRECIATION)
-----------                                     -----------       ------        --------       -------------       --------------
Australian Dollar                                 Buy             $   197       $   197           2/2/2005                 @@
Australian Dollar                                 Buy                  92            92           2/3/2005                 @@
Australian Dollar                                 Buy               1,208         1,041          3/31/2005                167
Australian Dollar                                Sell               1,208         1,148          3/31/2005                (60)
British Pound Dollar                             Sell               1,109         1,057          3/31/2005                (52)
British Pound Dollar                             Sell               3,997         3,997          6/30/2005               (100)
British Pound Dollar                             Sell               8,097         8,245         11/30/2005                148
Euro                                              Buy                  41            41           2/1/2005                 @@
Euro                                              Buy                  73            73           2/2/2005                 @@
Euro                                              Buy                  34            34           2/3/2005                 @@
Euro                                             Sell                  14            14           2/1/2005                 @@
Euro                                             Sell                 886           866          9/30/2005                (20)
Euro                                             Sell              11,041        11,242         11/30/2005                201
Hong Kong Dollars                                Sell               4,608         4,608           2/1/2005                 @@
Japanese Yen                                     Sell                 110           110           2/1/2005                 @@
Japanese Yen                                     Sell                 149           150           2/2/2005                  1
Japanese Yen                                     Sell                  72            72           2/3/2005                 @@
New Zealand Dollar                               Sell               3,243         3,215         10/31/2005                (28)
Singapore Dollar                                 Sell                   5             5           2/3/2005                 @@
                                                                                                                      -------
                                                                                                                          257
                                                                                                                      =======

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FMNA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 100.0%
            BASIC MATERIALS -- 6.7%
   1,090    Cameco Corp. H....................................  $   37,448
     761    Cemex S.A. de C.V. ADR............................      28,537
     965    Pactiv Corp. BH...................................      21,442
     676    Precision Castparts Corp. ........................      47,551
     816    Rohm & Haas Co. ..................................      36,115
     578    Smurfit-Stone Container Corp. BH..................       8,695
                                                                ----------
                                                                   179,788
                                                                ----------
            CAPITAL GOODS -- 0.8%
   4,171    Rolls-Royce Group plc I...........................      20,557
                                                                ----------
            CONSUMER CYCLICAL -- 20.5%
     763    Abercrombie & Fitch Co. Class A...................      38,257
   1,838    American Tower Corp. Class A BH...................      33,303
     740    BorgWarner, Inc. .................................      39,736
     560    CDW Corp. ........................................      32,766
     282    Centex Corp. .....................................      17,308
     511    Coach, Inc. B.....................................      28,673
   1,132    D.R. Horton, Inc. ................................      45,015
     406    Fastenal Co. .....................................      24,383
     121    Genuine Parts Co. ................................       5,118
     506    Johnson Controls, Inc. ...........................      29,929
     685    Lear Corp. .......................................      37,006
     292    Lennar Corp. Class A..............................      16,478
     225    Liz Claiborne, Inc. ..............................       9,453
   1,394    Michaels Stores, Inc. ............................      42,853
     320    Mohawk Industries, Inc. BH........................      28,305
     368    Oshkosh Truck Corp. ..............................      27,029
     537    PACCAR, Inc. .....................................      37,966
     658    PetsMart, Inc. ...................................      19,876
     586    Ross Stores, Inc. ................................      16,766
     222    Scotts Co. Class A BH.............................      15,053
                                                                ----------
                                                                   545,273
                                                                ----------
            CONSUMER STAPLES -- 1.3%
     665    Constellation Brands, Inc. Class A BH.............      34,506
                                                                ----------
            ENERGY -- 10.0%
   2,063    Chesapeake Energy Corp. ..........................      36,247
     603    EOG Resources, Inc. ..............................      44,794
     712    GlobalSantaFe Corp. ..............................      25,158
     455    Nabors Industries Ltd. BH.........................      22,954
     412    Noble Corp. BH....................................      21,959
     867    Premcor, Inc. ....................................      41,616
     619    Valero Energy Corp. ..............................      32,217
   1,189    XTO Energy, Inc. .................................      42,707
                                                                ----------
                                                                   267,652
                                                                ----------
            FINANCE -- 23.0%
     251    AMBAC Financial Group, Inc. ......................      19,326
     527    Assurant, Inc. ...................................      17,130
     323    Bank of Hawaii Corp. .............................      15,484
     315    Blackrock, Inc. ..................................      25,254
     230    Brown & Brown, Inc. ..............................       9,967
     470    City National Corp. ..............................      32,815
   1,454    Countrywide Financial Corp. ......................      53,813
   1,169    Equifax, Inc. ....................................      33,086
     231    Everest Re Group Ltd. ............................      20,039
     393    Fidelity National Financial, Inc. ................      17,216

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     841    Gallagher (Arthur J.) & Co. ......................  $   24,939
     508    Golden West Financial Corp. ......................      32,808
     571    Hibernia Corp. Class A............................      15,031
   1,534    Host Marriott Corp. ..............................      24,536
     406    IPC Holdings Ltd. ................................      17,116
     494    iStar Financial, Inc. ............................      20,653
     581    Legg Mason, Inc. .................................      44,845
     845    Marsh & McLennan Companies, Inc. .................      27,446
     313    Medco Health Solutions, Inc. B....................      13,324
     110    PacifiCare Health Systems, Inc. B.................       6,750
   2,277    Providian Financial Corp. B.......................      37,975
     644    State Street Corp. ...............................      28,853
     257    Takefuji Corp. I..................................      18,058
     348    UnionBanCal Corp. ................................      21,418
      56    White Mountains Insurance Group Ltd. .............      32,978
                                                                ----------
                                                                   610,860
                                                                ----------
            HEALTH CARE -- 6.3%
   1,313    Biovail Corp. BH..................................      21,335
     353    Cephalon, Inc. BH.................................      17,354
     635    Edwards Lifesciences Corp. BH.....................      25,845
   1,326    Elan Corp. plc ADR BH.............................      35,720
     348    McKesson Corp. ...................................      12,008
   2,467    Millennium Pharmaceuticals, Inc. BH...............      22,722
     112    Quest Diagnostics, Inc. B.........................      10,664
     701    Watson Pharmaceuticals, Inc. BH...................      20,903
                                                                ----------
                                                                   166,551
                                                                ----------
            SERVICES -- 16.1%
     451    Alliance Data Systems Corp. BH....................      19,565
     316    Apollo Group, Inc. Class A BH.....................      24,731
   1,967    BISYS Group, Inc. B...............................      30,229
     546    CheckFree Corp. BH................................      21,309
   1,267    Education Management Corp. BH.....................      40,465
     793    GTECH Holdings Corp. .............................      18,536
     551    Harrah's Entertainment, Inc. .....................      34,813
     593    Lamar Advertising Co. BH..........................      25,492
     450    Manpower, Inc. ...................................      21,900
     339    MGM Mirage, Inc. BH...............................      24,365
     967    Monster Worldwide, Inc. BH........................      30,264
     394    NCR Corp. BH......................................      13,460
     617    Pixar BH..........................................      53,758
     739    Robert Half International, Inc. ..................      22,430
     499    Scripps (E.W.) Co. Class A........................      23,156
     353    Wynn Resorts Ltd. BH..............................      23,156
                                                                ----------
                                                                   427,629
                                                                ----------
            TECHNOLOGY -- 11.8%
   1,800    Amdocs Ltd. BH....................................      53,544
     509    Analog Devices, Inc. .............................      18,275
   2,509    Citizens Communications Co. ......................      33,841
     106    DaVita, Inc. B....................................       4,465
     951    EchoStar Communications Corp. Class A.............      29,006
     676    Electronic Arts, Inc. BH..........................      43,507
     165    International Rectifier Corp. BH..................       6,444
     963    Network Appliance, Inc. B.........................      30,649
     837    Polycom, Inc. B...................................      14,465
      54    Research In Motion Ltd. BH........................       3,835

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,244    Rockwell Collins, Inc. ...........................  $   53,368
     857    SanDisk Corp. BH..................................      21,170
      81    Symbol Technologies, Inc. ........................       1,481
                                                                ----------
                                                                   314,050
                                                                ----------
            TRANSPORTATION -- 0.8%
     455    ACE Aviation Holdings, Inc. B.....................      12,754
     119    Polaris Industries, Inc. .........................       8,026
                                                                ----------
                                                                    20,780
                                                                ----------
            UTILITIES -- 2.7%
     784    Cinergy Corp. ....................................      31,571
     663    Energy East Corp. ................................      17,360
     716    Wisconsin Energy Corp. ...........................      24,470
                                                                ----------
                                                                    73,401
                                                                ----------
            Total common stock
              (cost $2,125,708)...............................  $2,661,047
                                                                ----------
SHORT-TERM INVESTMENTS -- 11.0%
            FINANCE -- 0.6%
     450    ABN AMRO Joint Repurchase Agreement,
              2.43%, 2-1-2005 @...............................         450
   4,293    CS First Boston Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................       4,293
     392    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.43%, 2-1-2005 @...............................         392
   1,758    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.50%, 2-1-2005 @...............................       1,758
   4,089    J.P. Morgan Chase Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................       4,089
   5,398    UBS Securities Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................       5,398
                                                                ----------
                                                                    16,380
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.4%
 276,193    Navigator Prime Portfolio.........................  $  276,193
                                                                ----------
            Total short-term investments
              (cost $292,573).................................  $  292,573
                                                                ----------
            Total investments in securities
              (cost $2,418,281) O.............................  $2,953,620
            Other assets and liabilities......................    (293,759)
                                                                ----------
            Total net assets..................................  $2,659,861
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.71% of total net assets at January 31, 2005.

B    Currently non-income producing.

O At January 31, 2005, the cost of securities for federal income tax purposes is $2,423,005 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $564,457
   Unrealized depreciation........................   (33,842)
                                                    --------
   Net unrealized appreciation....................  $530,615
                                                    ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31,2005, was $38,615, which represents 1.45% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FMNA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 10.3%
      3     Arch Coal, Inc. ..................................  $    113
    235     Cooper Tire & Rubber Co. .........................     5,070
    208     Engelhard Corp. ..................................     6,256
     38     Grupo IMSA S.A. de C.V. ADR.......................     1,010
    129     Inco Ltd. B.......................................     4,242
    131     Michelin (C.G.D.E.) Class B I.....................     8,474
    135     Mosaic Co. B......................................     2,229
    402     Pactiv Corp. B....................................     8,922
    285     Sappi Ltd. ADR....................................     3,667
    349     Smurfit-Stone Container Corp. B...................     5,251
                                                                --------
                                                                  45,234
                                                                --------
            CAPITAL GOODS -- 7.4%
     57     FMC Technologies, Inc. B..........................     1,743
    162     Goodrich Corp. ...................................     5,553
    139     IHC Caland N.V. I.................................     8,793
    192     Pall Corp. .......................................     5,173
    297     Teradyne, Inc. B..................................     4,162
    214     Yankee Candle Co., Inc. B.........................     7,017
                                                                --------
                                                                  32,441
                                                                --------
            CONSUMER CYCLICAL -- 12.7%
    121     American Axle & Manufacturing Holdings, Inc. .....     3,238
     77     BorgWarner, Inc. .................................     4,156
    212     CBRL Group, Inc. .................................     8,719
    419     Foot Locker, Inc. ................................    11,274
    304     Office Depot, Inc. B..............................     5,253
    226     Rinker Group Ltd. I...............................     1,957
    196     Ross Stores, Inc. ................................     5,612
    175     Ruby Tuesday, Inc. ...............................     4,442
     83     TRW Automotive Holdings Corp. B...................     1,652
    127     United Stationers, Inc. B.........................     5,517
     71     V.F. Corp. .......................................     3,795
                                                                --------
                                                                  55,615
                                                                --------
            CONSUMER STAPLES -- 3.0%
    130     Bunge Ltd. .......................................     7,367
    186     Smithfield Foods, Inc. B..........................     5,618
                                                                --------
                                                                  12,985
                                                                --------
            ENERGY -- 4.4%
     72     EOG Resources, Inc. ..............................     5,368
    212     Talisman Energy, Inc. ............................     6,318
     86     UGI Corp. ........................................     3,563
    114     XTO Energy, Inc. .................................     4,111
                                                                --------
                                                                  19,360
                                                                --------
            FINANCE -- 22.7%
     64     Affiliated Managers Group, Inc. B.................     4,071
    151     AMBAC Financial Group, Inc. ......................    11,586
    299     Apollo Investment Corp. ..........................     5,073
    138     CB Richard Ellis Group, Inc. Class A B............     4,825
    218     CIT Group, Inc. ..................................     8,809
     41     City National Corp. ..............................     2,840
     47     Everest Re Group Ltd. ............................     4,058
    239     Hibernia Corp. Class A............................     6,296
     89     IndyMac Bancorp, Inc. ............................     3,286

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
    104     Platinum Underwriters Holdings Ltd. ..............  $  3,077
    121     Radian Group, Inc. ...............................     5,801
    240     Reinsurance Group of America......................    11,297
    131     RenaissanceRe Holdings Ltd. ADR...................     6,593
    175     Rent-A-Center, Inc. B.............................     4,283
    138     UnionBanCal Corp. ................................     8,504
    186     United Rentals, Inc. B............................     3,169
    191     UnumProvident Corp. ..............................     3,276
     50     Webster Financial Corp. ..........................     2,229
                                                                --------
                                                                  99,073
                                                                --------
            HEALTH CARE -- 7.2%
    166     Barr Pharmaceuticals, Inc. B......................     7,888
    379     Biovail Corp. B...................................     6,159
     92     Coventry Health Care, Inc. B......................     5,252
    358     Endo Pharmaceuticals Holdings, Inc. B.............     7,522
     52     Health Net, Inc. B................................     1,498
     17     Henry Schein, Inc. B..............................     1,157
     84     Impax Laboratories, Inc. B........................     1,444
     42     Theravance, Inc. B................................       748
                                                                --------
                                                                  31,668
                                                                --------
            SERVICES -- 6.6%
    381     Bally Total Fitness Holding Corp. BH..............     1,513
    436     BearingPoint, Inc. B..............................     3,439
    180     Dex Media, Inc. ..................................     4,199
    190     Donnelley (R.R.) & Sons Co. ......................     6,339
     41     Republic Services, Inc. ..........................     1,365
  1,213     UnitedGlobalCom, Inc. Class A B...................    11,847
                                                                --------
                                                                  28,702
                                                                --------
            TECHNOLOGY -- 16.9%
    322     Arrow Electronics, Inc. B.........................     7,593
    447     Cinram International, Inc. .......................     7,274
    135     Citizens Communications Co. ......................     1,822
     73     Dentsply International, Inc. .....................     4,071
    637     Fairchild Semiconductor International, Inc. B.....     9,087
    147     Freescale Semiconductor, Inc. Class A B...........     2,509
    689     GrafTech International Ltd. B.....................     5,611
    331     Lam Research Corp. B..............................     8,860
     70     QLogic Corp. B....................................     2,685
     95     Scientific-Atlanta, Inc. .........................     2,886
    125     Tektronix, Inc. ..................................     3,600
    180     Varian Semiconductor Equipment Associates, Inc.
              B...............................................     6,157
    559     Vishay Intertechnology, Inc. B....................     7,308
     63     Whirlpool Corp. ..................................     4,294
                                                                --------
                                                                  73,757
                                                                --------
            TRANSPORTATION -- 3.7%
     93     CNF, Inc. ........................................     4,358
     65     Continental Airlines, Inc. Class B BH.............       676
     24     CSX Corp. ........................................       947
     59     ExpressJet Holdings, Inc. B.......................       652
    101     United Defense Industries, Inc. B.................     4,817
    137     USF Corp. ........................................     4,499
                                                                --------
                                                                  15,949
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 98.9% -- (CONTINUED)
            UTILITIES -- 4.0%
    110     Edison International..............................  $  3,585
    182     PPL Corp. ........................................     9,850
    124     Wisconsin Energy Corp. ...........................     4,238
                                                                --------
                                                                  17,673
                                                                --------
            Total common stock
              (cost $380,339).................................  $432,457
                                                                --------
SHORT-TERM INVESTMENTS -- 1.5%
            FINANCE -- 1.1%
    131     ABN AMRO Joint Repurchase Agreement,
              2.43%, 2-1-2005 @...............................       131
  1,253     CS First Boston Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................     1,253
    115     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.43%, 2-1-2005 @...............................       115
    513     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.50%, 2-1-2005 @...............................       513
  1,194     J.P. Morgan Chase Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................     1,194
  1,576     UBS Securities Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................     1,576
                                                                --------
                                                                   4,782
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.4%
  1,681     BNY Institutional Cash Reserve Fund...............  $  1,681
                                                                --------
            Total short-term investments
              (cost $6,463)...................................  $  6,463
                                                                --------
            Total investments in securities
              (cost $386,802) O...............................  $438,920
            Other assets and liabilities......................    (1,659)
                                                                --------
            Total net assets..................................  $437,261
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.95% of total net assets at January 31, 2005.
  B  Currently non-income producing.
  O At January 31, 2005, the cost of securities for federal income tax purposes is $387,382 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 68,552
      Unrealized depreciation........................   (17,014)
                                                       --------
      Net unrealized appreciation....................  $ 51,538
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $19,224, which represents 4.40% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JANUARY 31, 2005

                                                                                                                     UNREALIZED
                                                              MARKET       CONTRACT                                 APPRECIATION
DESCRIPTION                                 TRANSACTION       VALUE         AMOUNT          DELIVERY DATE          (DEPRECIATION)
-----------                                 -----------       ------       --------         -------------          --------------
Australian Dollar                            Sell              $440          $439           February 1, 2005            $(1)
Australian Dollar                            Sell               440           440           February 2, 2005             @@
Australian Dollar                            Sell               426           426           February 3, 2005             @@
Euro                                         Sell               423           423           February 3, 2005             @@
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

 THE HARTFORD MIDCAP VALUE FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FMNA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            CONSUMER CYCLICAL -- 4.9%
 $7,000     Caterpillar Financial Services Corp. A............  2.41%     6/1/2005   $  7,004
  5,500     Toyota Motor Credit Corp. A.......................  2.51%    6/22/2005      5,500
                                                                                     --------
            Total consumer cyclical...........................                       $ 12,504
                                                                                     --------
            CONSUMER STAPLES -- 7.4%
  5,500     Cargill Inc. .....................................  2.90%    7/18/2005      5,428
  4,500     Sara Lee..........................................  2.55%    3/23/2005      4,484
  3,500     Stadshypotek Delaware Inc. .......................  2.34%     2/4/2005      3,500
  5,000     State Street......................................  2.51%     2/1/2005      5,000
    287     UBS Finance.......................................  2.50%     2/1/2005        287
                                                                                     --------
            Total consumer staples............................                       $ 18,699
                                                                                     --------
            FINANCE -- 87.8%
  5,000     Alliance & Leicester..............................  2.12%    2/14/2005      4,996
  3,500     Alliance & Leicester..............................  2.85%     7/6/2005      3,458
  5,000     American General Finance Corp. ...................  2.49%     4/4/2005      4,979
  2,000     American General Finance Corp. A..................  2.58%    3/24/2005      2,001
  7,000     American Honda Finance Corp. MA...................  2.12%     8/4/2005      7,000
  3,500     Amsterdam Funding Corp. ..........................  2.45%    2/24/2005      3,495
  3,500     Amsterdam Funding Corp. ..........................  2.54%     3/1/2005      3,493
  7,000     Bank of America Corp. A...........................  2.30%    8/26/2005      7,012
  3,500     Barton Capital LLC................................  2.38%     2/9/2005      3,498
  7,200     Bear Stearns Companies, Inc. A....................  2.50%    6/20/2005      7,205
  3,500     Bradford & Bingley PLC............................  2.56%    2/28/2005      3,493
  2,500     Britannia Building Society........................  2.45%     3/8/2005      2,494
  1,500     Britannia Building Society........................  2.45%     3/7/2005      1,497
  3,500     Britannia Building Society........................  2.55%    3/24/2005      3,488
  3,500     CAFCO LLC.........................................  2.59%    4/11/2005      3,483
  3,500     CAFCO LLC.........................................  2.66%    4/18/2005      3,481
  7,000     Citigroup Global Markets Holdings, Inc. A.........  2.69%    7/25/2005      7,004
  4,300     FHLB..............................................  1.40%     4/1/2005      4,300
  4,400     FHLB..............................................  1.55%     5/4/2005      4,400
  7,000     General Electric Co. A............................  2.69%   10/24/2005      7,004
  7,000     Goldman Sachs MA..................................  2.77%    7/29/2005      7,000
  7,000     Greenwich Capital Holdings, Inc. .................  2.17%     2/3/2005      6,999
  3,500     Greenwich Capital Holdings, Inc. A................  2.77%   10/17/2005      3,500
  3,500     HBOS Treasury Services............................  2.41%     3/7/2005      3,492
  3,500     HBOS Treasury Services............................  2.50%    3/21/2005      3,489
  7,000     Household Finance Corp. ..........................  2.26%     2/2/2005      7,000
  7,300     J.P. Morgan Chase & Co. A.........................  2.27%    2/24/2005      7,301
  6,000     KFW International Finance Inc. M..................  2.54%     5/4/2005      5,962
  3,500     Lehman Brothers, Inc. A...........................  2.43%    5/16/2005      3,500

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $3,400     Merrill Lynch & Co., Inc. A.......................  2.51%    9/21/2005   $  3,407
  3,000     Merrill Lynch & Co., Inc. A.......................  2.61%    7/11/2005      3,002
  7,000     Morgan Stanley....................................  2.82%    6/15/2005      7,127
  7,000     Nationwide Building Society, Inc. MA..............  2.71%    7/22/2005      7,002
  7,000     Nordea North America..............................  2.30%    2/17/2005      6,993
  3,272     Old Line Funding LLC M............................  2.45%    2/22/2005      3,267
  3,500     Old Line Funding LLC M............................  2.48%    2/23/2005      3,495
  3,500     Preferred Receivables Funding Corp. ..............  2.54%    2/22/2005      3,495
  3,500     Preferred Receivables Funding Corp. ..............  2.38%     2/8/2005      3,498
  3,500     Sheffield Receivables Corp. ......................  2.54%    3/16/2005      3,490
  7,000     SLM Corp. A.......................................  2.49%    8/15/2005      7,004
  3,500     Spintab...........................................  2.58%     4/6/2005      3,484
  3,500     Spintab...........................................  2.44%     3/9/2005      3,492
  7,500     US Bank N.A. A....................................  2.74%    3/30/2005      7,500
  6,000     Washington Mutual Bank N.A. A.....................  2.51%    3/15/2005      6,000
  7,000     Wells Fargo & Co. A...............................  2.50%    6/17/2005      7,001
  6,000     Westpac Capital Corp. ............................  2.41%    3/22/2005      5,981
  1,000     Westpac Capital Corp. ............................  2.50%     4/4/2005        996
                                                                                     --------
            Total finance.....................................                       $222,258
                                                                                     --------
            HEALTH CARE -- 1.2%
  3,000     Bristol-Myers Squibb Co. .........................  2.39%    2/10/2005      2,998
                                                                                     --------
            Total investments in securities
              (cost $256,459) O...............................                       $256,459
            Other assets and liabilities......................                         (3,387)
                                                                                     --------
            Total net assets..................................                       $253,072
                                                                                     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.24% of total net assets at January 31, 2005.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $33,726, which represents 13.33% of total net assets.

  A Variable rate securities; the yield reported is the rate in effect at January 31, 2005.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- 93.2%
            BASIC MATERIALS -- 3.2%
     1      Airgas, Inc. .....................................  $   33
     1      Alliant Techsystems, Inc. B.......................      48
     1      Cameco Corp. .....................................      41
     1      Carlisle Companies, Inc. .........................      39
     2      MSM Industrial Direct Co., Inc. ..................      52
    @@      Precision Castparts Corp. ........................       8
     1      Select Comfort Corp. B............................      18
                                                                ------
                                                                   239
                                                                ------
            CAPITAL GOODS -- 3.3%
    @@      American Standard Companies, Inc. B...............      16
     1      Donaldson Co., Inc. ..............................      23
     1      Engineered Support Systems, Inc. .................      30
    @@      Graco, Inc. ......................................      18
     1      National-Oilwell, Inc. B..........................      53
     1      Pitney Bowes, Inc. ...............................      33
     1      Teradyne, Inc. B..................................      20
     1      Tessera Technologies, Inc. B......................      55
                                                                ------
                                                                   248
                                                                ------
            CONSUMER CYCLICAL -- 11.4%
     1      Abercrombie & Fitch Co. Class A...................      30
     3      Bed Bath & Beyond, Inc. B.........................     116
     1      Brinker International, Inc. B.....................      24
     1      CarMax, Inc. B....................................      38
     1      CDW Corp. ........................................      81
     1      Chico's FAS, Inc. B...............................      44
     1      Coach, Inc. B.....................................      48
     1      Dick's Sporting Goods, Inc. B.....................      29
     1      Dollar Tree Stores, Inc. B........................      40
     1      Ethan Allen Interiors, Inc. ......................      23
     1      Grainger (W.W.), Inc. ............................      47
     1      Ingram Micro, Inc. Class A B......................      12
     1      Liz Claiborne, Inc. ..............................      46
     1      P. F. Chang's China Bistro, Inc. B................      39
     1      Panera Bread Co. Class A B........................      36
     2      PETCO Animal Supplies, Inc. B.....................      91
     2      PetsMart, Inc. ...................................      57
    @@      Polo Ralph Lauren Corp. ..........................      12
    @@      Urban Outfitters, Inc. B..........................       7
     1      Williams-Sonoma, Inc. B...........................      45
                                                                ------
                                                                   865
                                                                ------
            CONSUMER STAPLES -- 1.1%
     1      Estee Lauder Companies, Inc. Class A..............      53
     1      UST, Inc. ........................................      30
                                                                ------
                                                                    83
                                                                ------
            ENERGY -- 2.6%
    @@      BJ Services Co. ..................................      10
     1      Chesapeake Energy Corp. ..........................      11
     1      ENSCO International, Inc. ........................      23
    @@      Newfield Exploration Co. .........................      11
    @@      Pioneer Natural Resources Co. ....................      11
     1      Smith International, Inc. B.......................      46
     1      Weatherford International Ltd. B..................      35
     1      XTO Energy, Inc. .................................      48
                                                                ------
                                                                   195
                                                                ------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            FINANCE -- 8.5%
     1      AMBAC Financial Group, Inc. ......................  $   54
     1      American Capital Strategies Ltd. .................      49
     4      Ameritrade Holding Corp. B........................      55
     2      CapitalSource, Inc. B.............................      52
     4      E*Trade Financial Corp. B.........................      52
     2      Eaton Vance Corp. ................................      41
     1      First Marblehead Corp. B..........................      48
     1      Host Marriott Corp. ..............................      20
     1      Investors Financial Services Corp. ...............      50
     1      Ishares Russell Midcap Growth.....................      48
     1      Legg Mason, Inc. .................................      49
    @@      M&T Bank Corp. ...................................      29
     1      PMI Group, Inc. ..................................      30
    @@      RenaissanceRe Holdings Ltd. ADR...................      24
     1      Willis Group Holdings Ltd. .......................      42
                                                                ------
                                                                   643
                                                                ------
            HEALTH CARE -- 14.9%
    @@      Advanced Medical Optics, Inc. B...................      12
     1      Affymetrix, Inc. B................................      55
     1      Allergan, Inc. ...................................      50
     1      Amylin Pharmaceuticals, Inc. B....................      19
     2      Angiotech Pharmaceuticals, Inc. B.................      38
    @@      Bard (C.R.), Inc. ................................      26
    @@      Biogen Idec, Inc. B...............................      12
     1      Biomet, Inc. .....................................      28
     3      Caremark Rx, Inc. B...............................     113
     1      Celgene Corp. B...................................      38
     2      Charles River Laboratories International, Inc. B..      80
     1      Community Health Care.............................      34
     1      Covance, Inc. B...................................      31
     2      Cytyc Corp. B.....................................      42
     2      Eon Labs, Inc. B..................................      48
     1      Eyetech Pharmaceuticals, Inc. B...................      19
     1      Genzyme Corp. B...................................      68
     2      Impax Laboratories, Inc. B........................      29
     1      Invitrogen Corp. B................................      84
     3      IVAX Corp. B......................................      41
    @@      Kinetic Concepts, Inc. B..........................      12
     1      Laboratory Corp. of America Holdings B............      42
     1      Martek Biosciences Corp. B........................      35
     1      MedImmune, Inc. B.................................      14
     1      Omnicare, Inc. ...................................      22
    @@      OSI Pharmaceuticals, Inc. B.......................      22
    @@      Sepracor, Inc. B..................................      20
     1      St. Jude Medical, Inc. ...........................      37
     1      Varian Medical Systems, Inc. .....................      42
    @@      Wellchoice, Inc. .................................      21
                                                                ------
                                                                 1,134
                                                                ------
            SERVICES -- 19.2%
     1      Affiliated Computer Services, Inc. Class A B......      49
    @@      Alliance Data Systems Corp. B.....................      12
     1      Applebee's International, Inc. ...................      15
     2      ARAMARK Corp. Class B.............................      43
     1      Autodesk, Inc. ...................................      16
    @@      Avid Technology, Inc. B...........................      19
    @@      C.H. Robinson Worldwide, Inc. ....................      18
     1      Cablevision Systems Corp. Class A B...............      36
     1      CheckFree Corp. B.................................      40

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     1      ChoicePoint, Inc. B...............................  $   30
     2      Citadel Broadcasting Corp. B......................      30
     1      Cognizant Technology Solutions Corp. B............      32
     1      Dun & Bradstreet Corp. B..........................      36
     4      Entravision Communications Corp. Class A B........      30
     3      Fiserv, Inc. B....................................     106
     1      GTECH Holdings Corp. .............................      23
     1      H & R Block, Inc. ................................      59
     1      Harrah's Entertainment, Inc. .....................      51
     3      Hilton Hotels Corp. ..............................      63
     1      Iron Mountain, Inc. B.............................      36
     1      ITT Educational Services, Inc. B..................      40
     3      La Quinta Corp. B.................................      28
     2      Lamar Advertising Co. B...........................      90
    @@      Las Vegas Sands Corp. B...........................       3
     1      Liberty Media International, Inc. B...............      44
     1      Manhattan Associates, Inc. B......................      23
     1      Manpower, Inc. ...................................      64
    @@      Marriott International, Inc. Class A..............      25
    @@      MGM Mirage, Inc. B................................      19
     2      MoneyGram International, Inc. ....................      33
    @@      Moody's Corp. ....................................      25
     1      Radio One, Inc. Class D B.........................      14
     1      Robert Half International, Inc. ..................      21
     1      Scripps (E.W.) Co. Class A........................      47
     1      Station Casinos, Inc. ............................      46
     1      Stericycle, Inc. B................................      46
     2      Synopsys, Inc. B..................................      33
     3      Univision Communications, Inc. Class A B..........      73
     1      Wynn Resorts Ltd. B...............................      40
                                                                ------
                                                                 1,458
                                                                ------
            TECHNOLOGY -- 27.1%
    @@      Adobe Systems, Inc. ..............................      27
     2      ADTRAN, Inc. .....................................      29
     4      Akamai Technologies, Inc. B.......................      52
     3      Amphenol Corp. Class A............................     119
    @@      Apple Computer, Inc. B............................      33
     2      Ask Jeeves, Inc. B................................      44
     4      Avaya, Inc. B.....................................      64
     1      Avocent Corp. B...................................      49
     1      Beckman Coulter, Inc. ............................      72
     2      Brocade Communications Systems, Inc. B............      10
     1      Citrix Systems, Inc. B............................      23
     3      CNET Networks, Inc. B.............................      30
     1      Cognos, Inc. B....................................      38
     1      Comverse Technology, Inc. B.......................      28
     2      Crown Castle International Corp. B................      37
     1      Cypress Semiconductor Corp. B.....................      13
     1      DaVita, Inc. B....................................      40
     1      EchoStar Communications Corp. Class A.............      29
     1      Fisher Scientific International, Inc. B...........      42
     1      FLIR Systems, Inc. B..............................      44
     1      Global Payments, Inc. ............................      74
    @@      Harman International Industries, Inc. ............      53
     2      International Rectifier Corp. B...................      61
     1      Intuit, Inc. B....................................      41

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
     3      Jabil Circuit, Inc. B.............................  $   71
     3      Juniper Networks, Inc. B..........................      81
     1      KLA-Tencor Corp. B................................      60
     1      L-3 Communications Holdings, Inc. ................      43
    @@      Lam Research Corp. B..............................      12
     1      Lexmark International, Inc. ADR B.................      42
     2      Linear Technology Corp. ..........................      67
     1      Marvell Technology Group Ltd. B...................      49
    @@      McAfee, Inc. B....................................      10
     1      Mercury Interactive Corp. B.......................      45
     3      Microchip Technology, Inc. .......................      88
     1      Millipore Corp. B.................................      37
     1      National Semiconductor Corp. .....................      23
    @@      NAVTEQ Corp. B....................................      15
    @@      Network Appliance, Inc. B.........................      12
     3      Nextel Partners, Inc. Class A B...................      67
     1      QLogic Corp. B....................................      57
     2      Salesforce.com, Inc. B............................      22
     1      SanDisk Corp. B...................................      34
     2      Solectron Corp. B.................................      10
     4      Tibco Software, Inc. B............................      46
     5      United Online, Inc. B.............................      50
     1      VeriSign, Inc. B..................................      20
     1      VERITAS Software Corp. B..........................      17
    @@      Xilinx, Inc. .....................................      12
    @@      Zebra Technologies Corp. Class A B................      16
                                                                ------
                                                                 2,058
                                                                ------
            TRANSPORTATION -- 1.9%
     1      Gentex Corp. .....................................      45
     2      Southwest Airlines Co. ...........................      29
    @@      UTI Worldwide, Inc. ..............................      29
     2      Werner Enterprises, Inc. .........................      41
                                                                ------
                                                                   144
                                                                ------
            Total common stock
              (cost $7,181)...................................  $7,067
                                                                ------
SHORT-TERM INVESTMENTS -- 4.8%
            FINANCE -- 4.8%
   367      State Street Bank Money Market Variable Rate Time
              Deposit,
              Current rate -- 2.00% X.........................     367
                                                                ------
            Total short-term investments
              (cost $367).....................................  $  367
                                                                ------
            Total investments in securities
              (cost $7,548)O..................................  $7,434
            Other assets and liabilities......................     147
                                                                ------
            Total net assets..................................  $7,581
                                                                ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.13% of total net assets at January 31, 2005.

  B    Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $7,548 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


 THE HARTFORD SELECT MIDCAP GROWTH FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

   Unrealized appreciation...........................  $ 122
   Unrealized depreciation...........................   (236)
                                                       -----
   Net unrealized depreciation.......................  $(114)
                                                       =====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.


 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 41.1%
            FINANCE -- 41.1%
 $   800    American Express Credit Account Master Trust,
              2.98%, 2-15-2012 MX.............................  $    802
     500    AmeriCredit Automobile Receivables Trust,
              3.61%, 5-6-2011.................................       498
     400    AmeriCredit Automobile Receivables Trust,
              5.07%, 7-6-2010.................................       406
      16    AmeriCredit Automobile Receivables Trust,
              5.81%, 5-6-2006.................................        16
     208    AQ Finance CEB Trust,
              7.53%, 8-25-2033 MX.............................       206
     879    Argent NIM Trust,
              4.21%, 11-25-2034 M.............................       879
     118    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 M.............................       117
   2,372    Banc of America Commercial Mortgage, Inc.,
              3.46%, 7-10-2042................................     2,357
  33,499    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................       959
     320    Bank One Issuance Trust,
              4.54%, 9-15-2010................................       324
     993    Bayview Commercial Asset Trust,
              3.53%, 1-25-2035 MX.............................       993
  26,206    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 W.............................       978
   1,000    BMW Vehicle Owner Trust,
              3.52%, 10-25-2010...............................       995
     750    Capital Auto Receivables Asset Trust,
              2.84%, 9-15-2010................................       734
   1,000    Capital One Master Trust,
              6.31%, 6-15-2011................................     1,073
     400    Capital One Master Trust,
              7.90%, 10-15-2010 M.............................       437
     144    Chase Commercial Mortgage Securities Corp.,
              6.90%, 11-19-2028...............................       149
     300    Chase Funding Mortgage Loan Asset-Backed
              Certificates,
              2.34%, 4-25-2024................................       298
     500    Chase Manhattan Auto Owner Trust,
              2.78%, 6-15-2010................................       494
     500    Citibank Credit Card Issuance Trust,
              3.76%, 2-9-2009 X...............................       507
   2,000    Citibank Credit Card Issuance Trust,
              4.95%, 2-9-2009.................................     2,052
     750    Citibank Credit Card Issuance Trust,
              7.45%, 9-15-2007................................       769
  19,641    Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 MW............................       978
     563    CNH Equipment Trust,
              3.35%, 2-15-2011................................       556
   3,924    Commercial Mortgage Pass-Through Certificates,
              3.59%, 3-10-2039 MW.............................       164
     200    CS First Boston Mortgage Securities Corp.,
              3.88%, 11-18-2012 MX............................       202

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $23,647    CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 MW............................  $    982
  14,906    CS First Boston Mortgage Securities Corp.,
              4.17%, 7-15-2036 MW.............................       462
   1,500    Daimler Chrysler Auto Trust,
              2.85%, 8-8-2010.................................     1,453
     250    DLJ Mortgage Acceptance Corp.,
              7.50%, 12-17-2027 M.............................       253
     300    Equity One ABS, Inc.,
              5.03%, 7-25-2034 X..............................       302
   1,000    Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................     1,003
     400    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................       403
  10,248    GE Capital Commercial Mortgage Corp.,
              3.76%, 3-10-2040 MW.............................       296
     837    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 3-10-2038................................       822
     467    GMAC Commercial Mortgage Securities, Inc.,
              6.57%, 4-15-2029................................       495
  22,200    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 W..............................       370
     500    Granite Mortgages plc,
              4.12%, 1-20-2043 X..............................       509
     989    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................     1,010
      31    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................        32
   1,160    Harley Davidson Motorcycle Trust,
              2.96%, 2-15-2012................................     1,151
     947    Home Equity Asset Trust,
              5.25%, 4-27-2034 M..............................       948
     750    Hyundai Auto Receivables Trust,
              4.10%, 8-15-2011................................       748
     317    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              2.92%, 1-12-2038................................       312
   6,510    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 MW.............................       284
  39,041    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................       920
      68    LB-UBS Commercial Mortgage Trust,
              3.17%, 12-15-2026...............................        67
     365    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................       359
   1,925    LB-UBS Commercial Mortgage Trust,
              3.625%, 10-15-2029..............................     1,912
   2,762    LB-UBS Commercial Mortgage Trust,
              3.69%, 12-15-2036 MW............................       130
   1,000    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 M..............................     1,000
   1,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009................................     1,028
   1,416    Merrill Lynch Mortgage Trust,
              3.46%, 8-12-2039................................     1,403
  20,853    Merrill Lynch Mortgage Trust,
              3.81%, 8-12-2039 MW.............................       927

 THE HARTFORD SHORT DURATION FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $21,194    Merrill Lynch Mortgage Trust,
              3.96%, 9-12-2041 MW.............................  $    956
     315    Morgan Stanley Capital I,
              2.80%, 12-15-2041...............................       310
     500    Morgan Stanley Capital I,
              3.96%, 6-15-2040................................       499
   1,828    Morgan Stanley Capital I,
              4.03%, 6-15-2038................................     1,829
      58    Morgan Stanley Dean Witter Capital I,
              4.59%, 4-15-2034................................        58
     368    Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................       385
     166    Nationslink Funding Corp.,
              6.00%, 8-20-2030................................       168
     339    Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       333
     890    Novastar Nim Trust,
              3.97%, 3-25-2035 M..............................       890
     750    Providian Gateway Master Trust,
              3.95%, 9-15-2011 M..............................       745
   1,000    Providian Gateway Master Trust,
              4.05%, 11-15-2011 M.............................     1,008
   1,000    Residential Asset Mortgage Products, Inc.,
              3.68%, 8-25-2026................................       998
      76    Residential Asset Mortgage Products, Inc.,
              6.14%, 6-25-2032................................        76
     147    Residential Asset Securities Corp.,
              7.51%, 10-25-2030...............................       150
     402    Saxon Asset Securities Trust,
              2.92%, 6-25-2033................................       401
     111    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       113
   1,000    Structured Asset Investment Loan Trust,
              4.28%, 11-25-2033 X.............................     1,009
     512    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 8-15-2041................................       507
   6,827    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 MW.............................       287
      80    Wachovia Bank Commercial Mortgage Trust,
              4.54%, 4-15-2034................................        81
     421    WFS Financial Owner Trust,
              2.73%, 5-20-2011................................       417
     177    WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................       176
     433    WFS Financial Owner Trust,
              3.07%, 11-21-2011...............................       429
     359    Whole Auto Loan Trust,
              2.24%, 3-15-2010................................       355
   1,000    Whole Auto Loan Trust,
              3.37%, 3-15-2011................................       996

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $   400    World Financial Network Credit Card Master,
              5.43%, 8-15-2011 X..............................  $    423
     500    World Omni Auto Receivables Trust,
              3.62%, 7-12-2011................................       499
                                                                --------
                                                                  51,622
                                                                --------
            Total Asset Backed and Commercial Mortgage
              Securities
              (Cost $52,014)..................................  $ 51,622
                                                                ========
CORPORATE BONDS: INVESTMENT GRADE -- 37.5%
            BASIC MATERIALS -- 2.5%
     300    BOC Group, Inc.,
              7.45%, 6-15-2006 M..............................       314
     250    Carlisle Companies, Inc.,
              6.70%, 5-15-2008................................       267
     200    Dow Chemical Co.,
              7.00%, 8-15-2005................................       204
     125    ICI North America,
              8.875%, 11-15-2006..............................       136
     160    International Flavors & Fragrances, Inc.,
              6.45%, 5-15-2006................................       166
     200    International Paper Co.,
              3.80%, 4-1-2008.................................       199
     120    Lafarge North America, Inc.,
              6.375%, 7-15-2005...............................       122
     100    Pactiv Corp.,
              8.00%, 4-15-2007................................       107
     380    Placer Dome, Inc.,
              7.125%, 6-15-2007...............................       407
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 6-15-2007...............................       397
     300    Westvaco Corp.,
              8.40%, 6-1-2007.................................       329
     430    Worthington Industries, Inc.,
              7.125%, 5-15-2006...............................       446
                                                                --------
                                                                   3,094
                                                                --------
            CAPITAL GOODS -- 2.1%
     360    Black & Decker Corp.,
              7.00%, 2-1-2006.................................       371
     450    Ingersoll-Rand Co.,
              6.25%, 5-15-2006................................       465
     750    McDonnell Douglas Corp.,
              6.875%, 11-1-2006...............................       789
     100    Rockwell International Corp.,
              6.625%, 6-1-2005................................       101
     300    Textron, Inc.,
              6.625%, 11-15-2007..............................       320
     600    Tyco International Group S.A.,
              6.375%, 2-15-2006...............................       617
                                                                --------
                                                                   2,663
                                                                --------
            CONSUMER CYCLICAL -- 5.0%
     250    American Stores Co.,
              7.40%, 5-15-2005................................       252
     500    Centex Corp.,
              4.75%, 1-15-2008................................       509
     100    DaimlerChrysler N.A. Holding Corp.,
              4.05%, 6-4-2008.................................       100

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
 $   700    Darden Restaurants, Inc.,
              5.75%, 3-15-2007................................  $    725
     500    Jones Apparel Group, Inc.,
              7.875%, 6-15-2006...............................       527
     250    Kroger Co.,
              7.625%, 9-15-2006...............................       265
     460    Kroger Co.,
              7.80%, 8-15-2007................................       501
     150    Kroger Co.,
              8.15%, 7-15-2006................................       159
     470    Masco Corp.,
              6.75%, 3-15-2006................................       488
     200    May Department Stores Co.,
              6.875%, 11-1-2005...............................       205
     385    Mohawk Industries, Inc.,
              6.50%, 4-15-2007................................       407
     150    Newell Rubbermaid, Inc.,
              6.00%, 3-15-2007................................       157
     250    Nine West Group, Inc.,
              8.375%, 8-15-2005...............................       256
     300    PHH Corp.,
              6.00%, 3-1-2008.................................       315
     300    Philips Electronics N.V.,
              8.375%, 9-15-2006...............................       321
     320    Pulte Homes, Inc.,
              7.30%, 10-24-2005...............................       328
     700    Rubbermaid, Inc.,
              6.60%, 11-15-2006...............................       733
     100    Safeway, Inc.,
              3.80%, 8-15-2005................................       100
                                                                --------
                                                                   6,348
                                                                --------
            CONSUMER STAPLES -- 1.5%
     300    Cadbury Schweppes Finance plc,
              5.00%, 6-26-2007................................       306
      90    ConAgra Foods, Inc.,
              9.875%, 11-15-2005..............................        94
     300    Dial Corp.,
              7.00%, 8-15-2006................................       316
     400    General Mills, Inc.,
              2.625%, 10-24-2006..............................       392
     240    General Mills, Inc.,
              6.45%, 10-15-2006...............................       250
     350    Kellogg Co.,
              6.00%, 4-1-2006.................................       360
     105    Weyerhaeuser Co.,
              5.50%, 3-15-2005................................       105
                                                                --------
                                                                   1,823
                                                                --------
            ENERGY -- 1.2%
     270    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................       277
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12-1-2007...............................       374
     150    Ocean Energy, Inc.,
              7.625%, 7-1-2005................................       153
      50    Ultramar Diamond Shamrock Corp.,
              8.00%, 3-15-2005................................        50

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            ENERGY -- (CONTINUED)
 $   300    Union Oil Co. of California,
              9.125%, 2-15-2006...............................  $    317
     300    Union Pacific Resources Group, Inc.,
              6.50%, 5-15-2005................................       303
                                                                --------
                                                                   1,474
                                                                --------
            FINANCE -- 12.4%
     750    Ace Ina Holdings, Inc.,
              8.30%, 8-15-2006................................       797
     451    Aetna, Inc.,
              7.375%, 3-1-2006................................       467
     130    American General Finance Corp.,
              5.875%, 12-15-2005..............................       133
     500    American General Finance Corp.,
              5.91%, 6-12-2006................................       515
     400    Avalon Properties, Inc.,
              6.875%, 12-15-2007..............................       430
     100    Banca Commerciale Italiana,
              8.25%, 7-15-2007................................       109
     150    Banesto Finance Ltd.,
              7.50%, 3-25-2007................................       161
     250    BankBoston Corp.,
              6.625%, 12-1-2005...............................       256
     389    Bankers Trust Corp.,
              7.125%, 3-15-2006...............................       404
     100    Bear Stearns Companies, Inc.,
              7.625%, 2-1-2005................................       100
     100    Capital One Bank,
              6.875%, 2-1-2006................................       103
      50    CIGNA Corp.,
              8.25%, 1-1-2007.................................        54
     150    CIT Group, Inc.,
              7.625%, 8-16-2005...............................       154
     500    Countrywide Home Loans, Inc.,
              5.50%, 8-1-2006.................................       514
     500    Credit Suisse First Boston USA, Inc.,
              5.875%, 8-1-2006................................       517
     220    Credit Suisse First Boston USA, Inc.,
              6.50%, 5-1-2008 M...............................       236
     500    Enterprise Rent-a-Center USA Finance Co.,
              6.95%, 1-15-2006 M..............................       513
     300    Equifax, Inc.,
              4.95%, 11-1-2007................................       309
     200    Equitable Life Assurance Society,
              6.95%, 12-1-2005 M..............................       206
     100    ERAC USA Finance Co.,
              6.625%, 2-15-2005 M.............................       100
     200    Evans Withycombe Residential, Inc.,
              7.625%, 4-15-2007...............................       214
   1,200    Ford Motor Credit Co.,
              6.875%, 2-1-2006................................     1,231
     100    Gables Realty L.P.,
              6.80%, 3-15-2005................................       100
   1,200    General Motors Acceptance Corp.,
              4.50%, 7-15-2006................................     1,195
     150    General Motors Acceptance Corp.,
              6.125%, 2-1-2007................................       152
     650    Household Finance Corp.,
              5.75%, 1-30-2007................................       675

 THE HARTFORD SHORT DURATION FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   250    Household Finance Corp.,
              7.65%, 5-15-2007................................  $    270
     200    International Lease Finance Corp.,
              2.95%, 5-23-2006................................       198
     100    International Lease Finance Corp.,
              5.95%, 6-6-2005.................................       101
     400    J.P. Morgan Chase & Co.,
              5.625%, 8-15-2006...............................       413
     450    J.P. Morgan Chase & Co.,
              7.25%, 6-1-2007.................................       484
     700    Key Bank N.A., Inc.,
              7.125%, 8-15-2006...............................       736
     150    Lehman Brothers Holdings, Inc.,
              8.75%, 3-15-2005................................       151
     120    Lincoln National Corp.,
              5.25%, 6-15-2007................................       124
     393    MBNA America Bank N.A.,
              6.50%, 6-20-2006................................       408
     148    MBNA America Bank N.A.,
              6.75%, 3-15-2008 M..............................       159
     150    Merrill Lynch & Co., Inc.,
              8.00%, 6-1-2007.................................       164
     300    Merry Land & Investment Co., Inc.,
              7.25%, 6-15-2005................................       304
     150    Morgan Stanley,
              7.75%, 6-15-2005................................       153
     605    PNC Funding Corp.,
              5.75%, 8-1-2006.................................       624
     600    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M.............................       628
     350    Simon Property Group L.P.,
              7.125%, 9-20-2007...............................       376
     600    Wellpoint Health Networks, Inc.,
              6.375%, 6-15-2006...............................       622
                                                                --------
                                                                  15,560
                                                                --------
            HEALTH CARE -- 0.2%
     300    Quest Diagnostics, Inc.,
              6.75%, 7-12-2006................................       313
                                                                --------
            SERVICES -- 4.9%
     500    ARAMARK Services, Inc.,
              7.00%, 7-15-2006................................       521
     370    ARAMARK Services, Inc.,
              8.15%, 5-1-2005.................................       374
     550    Belo Corp.,
              7.125%, 6-1-2007................................       584
     389    Comcast Cable Communications, Inc.,
              6.375%, 1-30-2006...............................       400
     500    Computer Sciences Corp.,
              6.75%, 6-15-2006................................       521
     300    Fiserv, Inc.,
              3.00%, 6-27-2008................................       290
     450    Harrah's Operating Co., Inc.,
              7.125%, 6-1-2007................................       480
     355    Hyatt Equities LLC,
              6.875%, 6-15-2007 M.............................       372
     250    Marriott International, Inc.,
              6.875%, 11-15-2005..............................       257

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $   200    Marriott International, Inc.,
              7.00%, 1-15-2008................................  $    217
     300    News America, Inc.,
              6.625%, 1-9-2008................................       321
     200    Scholastic Corp.,
              5.75%, 1-15-2007................................       206
     200    TCI Communications, Inc.,
              6.875%, 2-15-2006...............................       207
     395    USA Networks, Inc.,
              6.75%, 11-15-2005...............................       405
     500    Walt Disney Co.,
              6.75%, 3-30-2006................................       519
     435    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................       458
                                                                --------
                                                                   6,132
                                                                --------
            TECHNOLOGY -- 4.3%
     100    AT&T Wireless Services, Inc.,
              6.875%, 4-18-2005...............................       101
     500    AT&T Wireless Services, Inc.,
              7.50%, 5-1-2007.................................       540
     550    British Telecommunications plc,
              7.875%, 12-15-2005..............................       571
     450    Cingular Wireless LLC,
              5.625%, 12-15-2006..............................       465
     290    Cox Communications, Inc.,
              7.75%, 8-15-2006................................       306
     800    France Telecom S.A.,
              7.95%, 3-1-2006.................................       836
     825    Hewlett-Packard Co.,
              5.75%, 12-15-2006...............................       855
     250    Puget Sound Energy, Inc.,
              3.36%, 6-1-2008.................................       245
     775    Time Warner Companies, Inc.,
              8.11%, 8-15-2006................................       825
     600    Verizon Wireless Capital LLC,
              5.375%, 12-15-2006..............................       619
      75    Vodafone Group plc,
              7.625%, 2-15-2005...............................        75
                                                                --------
                                                                   5,438
                                                                --------
            TRANSPORTATION -- 1.6%
     325    CSX Corp.,
              9.00%, 8-15-2006................................       349
   1,030    Norfolk Southern Corp.,
              7.40%, 9-15-2006................................     1,091
     350    TTX Co.,
              3.875%, 3-1-2008 M..............................       345
     200    Union Pacific Corp.,
              7.60%, 5-1-2005.................................       202
                                                                --------
                                                                   1,987
                                                                --------
            UTILITIES -- 1.8%
     340    Appalachian Power Co.,
              4.80%, 6-15-2005................................       342
     145    Appalachian Power Co.,
              6.80%, 3-1-2006.................................       150
     325    Consumers Energy Co.,
              6.25%, 9-15-2006................................       338
     250    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................       250

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $   250    Georgia Power Co.,
              6.20%, 2-1-2006.................................  $    257
     140    Niagara Mohawk Power Corp.,
              9.75%, 11-1-2005................................       147
     250    Northeast Utilities,
              3.30%, 6-1-2008.................................       244
     300    Southwestern Public Service Co.,
              5.125%, 11-1-2006...............................       307
     270    Texas Eastern Transmission L.P.,
              5.25%, 7-15-2007................................       278
                                                                --------
                                                                   2,313
                                                                --------
            Total corporate bonds: investment grade
              (cost $47,353)..................................  $ 47,145
                                                                --------
U.S. GOVERNMENT SECURITIES -- 10.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
     400    3.00% 2008........................................       391
                                                                --------
            U.S. TREASURY SECURITIES -- 9.7%
  12,270    3.00% 2006........................................    12,210
                                                                --------
            Total U.S. government securities
              (cost $12,648)..................................  $ 12,601
                                                                --------
U.S. GOVERNMENT AGENCIES -- 6.5%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.5%
   1,000    5.50% 2029........................................     1,009
     824    6.00% 2031........................................       841
   1,009    6.00% 2031-2032...................................     1,032
     284    6.50% 2017........................................       300
                                                                --------
                                                                   3,182
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.7%
     543    6.00% 2032-2033...................................       562
     242    6.50% 2032........................................       253
                                                                --------
                                                                     815
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE -- 3.3%
   2,819    6.00% 2030-2032...................................     2,889
   1,075    6.00% 2033........................................     1,120
     130    7.00% 2032........................................       138
                                                                --------
                                                                   4,147
                                                                --------
            Total U.S. government agencies
              (cost $8,242)...................................  $  8,144
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 3.4%
            FINANCE -- 3.4%
 $ 1,212    BNP Paribas Repurchase Agreement,
              2.40%, 2-1-2005 @...............................  $  1,212
   1,212    RBS Greenwich Repurchase Agreement,
              2.40%, 2-1-2005 @...............................     1,212
   1,810    UBS Warburg Repurchase Agreement,
              2.41%, 2-1-2005 @...............................     1,810
                                                                --------
            Total short-term investments
              (cost $4,234)...................................  $  4,234
                                                                --------
            Total investments in securities
              (cost $124,491) O...............................  $123,746
                                                                --------
            Other assets and liabilities......................     1,858
                                                                --------
            Total net assets..................................  $125,604
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.85% of total net assets at January 31, 2005.

    O At January 31, 2005, the cost of securities for federal income tax purposes is $124,491 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $ 134
      Unrealized depreciation..........................   (879)
                                                         -----
        Net unrealized depreciation....................  $(745)
                                                         =====

    U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $16,819 which represents
       13.39% of total net assets.

    X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.

    W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                       -------------        -----------      ---------------
      BNP Paribas Repurchase Agreement                              U.S. Treasury Bonds    6.125%-10.625%       2015-2027
                                                                    U.S. Treasury Bill             2.560%            2005
      RBS Greenwitch Repurchase Agreement                           U.S. Treasury Bond             5.375%            2031
      UBS Warburg Repurchase Agreement                              U.S. Treasury Bonds      7.25%-9.125%       2016-2022

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 98.3%
         BASIC MATERIALS -- 6.4%
  234    Alkermes, Inc. BH.................................  $  2,966
  102    Arch Coal, Inc. ..................................     3,734
   45    Carpenter Technology Corp. .......................     2,762
   45    Cytec Industries, Inc. ...........................     2,296
   42    Eagle Materials, Inc. ............................     3,371
  140    Hercules, Inc. BH.................................     2,024
   35    Jarden Corp. BH...................................     1,615
                                                             --------
                                                               18,768
                                                             --------
         CAPITAL GOODS -- 2.7%
   84    Helen of Troy Ltd. BH.............................     2,672
   70    Moog, Inc. Class A BH.............................     3,052
   94    Tempur-Pedic International, Inc. BH...............     2,006
                                                             --------
                                                                7,730
                                                             --------
         CONSUMER CYCLICAL -- 15.9%
   54    A.C. Moore Arts & Crafts, Inc. BH.................     1,498
  468    American Tower Corp. Class A BH...................     8,476
   86    Electronics Boutique Holdings Corp. BH............     3,007
  138    GameStop Corp. Class A BH.........................     2,625
  607    Geox S.p.A. BM....................................     4,507
  140    Insight Enterprises, Inc. BH......................     2,713
   78    Landry's Restaurants, Inc. .......................     2,187
  119    Men's Wearhouse, Inc. B...........................     3,964
   56    PETCO Animal Supplies, Inc. B.....................     2,134
   97    Quicksilver, Inc. BH..............................     2,897
   95    RARE Hospitality International, Inc. BH...........     3,001
   70    Standard-Pacific Corp. ...........................     4,668
  325    Stolt Offshore S.A. BMI...........................     2,277
   61    Washington Group International, Inc. BH...........     2,385
                                                             --------
                                                               46,339
                                                             --------
         CONSUMER STAPLES -- 0.9%
  108    Peet's Coffee & Tea, Inc. BH......................     2,733
                                                             --------
         ENERGY -- 4.8%
   67    Cabot Oil & Gas Corp. ............................     3,140
   75    Patina Oil & Gas Corp. ...........................     2,742
  121    Range Resources Corp. ............................     2,690
   57    Western Oil Sands, Inc. Class A B.................     2,009
   95    Whiting Petroleum Corp. BH........................     3,328
                                                             --------
                                                               13,909
                                                             --------
         FINANCE -- 10.5%
   68    Affiliated Managers Group, Inc. BH................     4,318
   87    AMCORE Financial, Inc. ...........................     2,642
  148    American Equity Investment Life Holding Co. ......     1,552
   55    Arch Capital Group Ltd. B.........................     2,029
  168    CB Richard Ellis Group, Inc. Class A B............     5,877
   93    IndyMac Bancorp, Inc. ............................     3,449
   37    Oil Service HOLDRs Trust..........................     3,295
   88    optionsXpress Holdings, Inc. B....................     1,787
   63    Pirelli & C. Real Estate S.p.A. I.................     3,477
   75    Platinum Underwriters Holdings Ltd. ..............     2,206
                                                             --------
                                                               30,632
                                                             --------
         HEALTH CARE -- 11.1%
  180    Abgenix, Inc. BH..................................     1,582
   36    Advanced Neuromodulation Systems, Inc. B..........     1,436

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         HEALTH CARE -- (CONTINUED)
  102    Amylin Pharmaceuticals, Inc. BH...................  $  2,276
  113    AtheroGenics, Inc. BH.............................     2,096
   33    Genesis HealthCare Corp. BH.......................     1,152
  142    Human Genome Sciences, Inc. BH....................     1,698
   79    ICOS Corp. BH.....................................     1,980
  144    Impax Laboratories, Inc. BH.......................     2,465
  110    Medicines Co. BH..................................     3,020
  101    NPS Pharmaceuticals, Inc. BH......................     1,660
   34    Respironics, Inc. B...............................     1,940
  114    Salix Pharmaceuticals Ltd. BH.....................     1,713
   48    Schwarz Pharma AG.................................     2,184
  155    Symbion, Inc. B...................................     3,109
   96    Triad Hospitals, Inc. BH..........................     3,909
                                                             --------
                                                               32,220
                                                             --------
         SERVICES -- 15.3%
  125    Acxiom Corp. .....................................     2,882
   94    Advisory Board Co. BH.............................     3,352
  789    APN News & Media Ltd. I...........................     3,022
   45    Corporate Executive Board Co. ....................     2,869
  111    DiamondCluster International, Inc. BH.............     1,664
   48    Education Management Corp. BH.....................     1,517
  200    Exelixis, Inc. BH.................................     1,552
  146    Jackson Hewitt Tax Service, Inc. .................     3,253
   79    Kanbay International, Inc. BH.....................     2,122
  547    La Quinta Corp. BH................................     4,753
   71    Lamar Advertising Co. BH..........................     3,034
  147    Lions Gate Entertainment Corp. BH.................     1,472
   50    Monster Worldwide, Inc. BH........................     1,567
  144    Navigant Consulting, Inc. BH......................     3,447
   74    Red Robin Gourmet Burgers, Inc. BH................     3,501
   35    Strayer Education, Inc. ..........................     3,708
   23    Universal Technical Institute, Inc. B.............       853
                                                             --------
                                                               44,568
                                                             --------
         TECHNOLOGY -- 22.6%
  309    Aeroflex, Inc. B..................................     2,969
    7    Agile Software Corp. BH...........................        48
  135    AudioCodes Ltd. BH................................     2,064
  556    Crown Castle International Corp. BH...............     9,117
   43    F5 Networks, Inc. BH..............................     2,072
  150    FuelCell Energy, Inc. BH..........................     1,365
  347    GrafTech International Ltd. BH....................     2,827
   38    Hologic, Inc. B...................................     1,367
  411    MEMC Electronic Materials, Inc. BH................     5,049
   99    Microsemi Corp. B.................................     1,530
   82    NAVTEQ Corp. BH...................................     3,136
  277    Opsware, Inc. BH..................................     1,591
  191    Polycom, Inc. B...................................     3,304
  219    Salesforce.com, Inc. BH...........................     2,998
   80    Semtech Corp. BH..................................     1,466
   73    Sigmatel, Inc. B..................................     2,874
   52    SpectraSite, Inc. BH..............................     3,059
  157    Take-Two Interactive Software, Inc. BH............     5,541
1,910    Techtronic Industries Co. Ltd. IH.................     4,271
  205    THQ, Inc. BH......................................     4,550
  219    UbiquiTel, Inc. BH................................     1,534
   81    Verint Systems, Inc. BH...........................     3,073
                                                             --------
                                                               65,805
                                                             --------

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         TRANSPORTATION -- 7.0%
  209    AirTran Holdings, Inc. BH.........................  $  1,788
   72    Arkansas Best Corp. ..............................     2,903
   63    Forward Air Corp. BH..............................     2,677
  107    GOL Linhas Aereas Inteligentes S.A. ADR BH........     3,147
   90    JetBlue Airways Corp. BH..........................     1,785
   89    United Defense Industries, Inc. BH................     4,258
   68    Yellow Roadway Corp. BH...........................     3,869
                                                             --------
                                                               20,427
                                                             --------
         UTILITIES -- 1.1%
  287    ERG S.p.A. I......................................     3,171
                                                             --------
         Total common stock
           (cost $245,159).................................  $286,302
                                                             --------
SHORT-TERM INVESTMENTS -- 29.0%
         FINANCE -- 3.2%
  254    ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................       254
2,423    CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     2,423
  221    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................       221
  992    Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       992
2,307    J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     2,307
3,045    UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................     3,045
                                                             --------
                                                                9,242
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 25.8%
75,202   Navigator Prime Portfolio.........................  $ 75,202
                                                             --------
         Total short-term investments
           (cost $84,444)..................................  $ 84,444
                                                             --------
         Total investments in securities
           (cost $329,603) O...............................  $370,746
         Other assets and liabilities......................   (79,605)
                                                             --------
         Total net assets..................................  $291,141
                                                             --------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.85% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $330,282, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $48,439
      Unrealized depreciation.........................   (7,975)
                                                        -------
      Net unrealized appreciation.....................  $40,464
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $6,784, which represents 2.33% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $16,218, which represents 5.57% of total net assets.

 H   Security is fully or partially on loan at January 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
    ABN AMRO Joint Repurchase Agreement          U.S. Treasury Bond                                     8.125%            2019
    CS First Boston Joint Repurchase
      Agreement                                  Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financil Assistance Corp.            8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
    Deutsche Bank Securities Joint Repurchase
      Agreement                                  FNMA                                              4.00%-7.09%       2009-2034
    Deutsche Bank Securities Joint Repurchase
      Agreement                                  U.S. Treasury Note                                      2.15%            2006
    J. P. Morgan Chase Joint Repurchase
      Agreement                                  FNMA                                              3.92%-9.00%       2007-2035
    UBS Securities Joint Repurchase Agreement    FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 99.1%
         BASIC MATERIALS -- 5.7%
  127    Alkermes, Inc. B..................................  $  1,609
   61    Cabot Microelectronics Corp. BH...................     1,856
   37    Carpenter Technology Corp. .......................     2,242
   16    Eagle Materials, Inc. ............................     1,236
   32    Ferro Corp. ......................................       635
   34    Glatfelter........................................       462
  114    Longview Fibre Co. ...............................     1,770
   33    Mueller Industries, Inc. .........................     1,046
   14    Schnitzer Steel Industries, Inc. .................       486
   47    Titan International, Inc. ........................       671
   34    USG Corp. BH......................................     1,079
   70    Wausau-Mosinee Paper Corp. .......................     1,042
                                                             --------
                                                               14,134
                                                             --------
         CAPITAL GOODS -- 4.0%
   27    Albany International Corp. Class A................       915
   39    Briggs & Stratton Corp. ..........................     1,493
    8    Curtis-Wright Corp. ..............................       389
   35    CyberOptics Corp. B ..............................       466
  109    Graco, Inc. ......................................     3,889
   29    Nautilus Group, Inc. .............................       611
   15    Toro Co. .........................................     1,249
   25    York International Corp. .........................       919
                                                             --------
                                                                9,931
                                                             --------
         CONSUMER CYCLICAL -- 10.9%
   81    Aeropostale, Inc. B...............................     2,259
   30    Bebe Stores, Inc. B...............................       779
   29    CEC Entertainment, Inc. B.........................     1,139
   50    CKE Restaurants, Inc. B...........................       718
  116    Genesco, Inc. B...................................     3,351
   44    Hollywood Entertainment Corp. B...................       625
   34    IKON Office Solutions, Inc. ......................       369
   26    JAKKS Pacific, Inc. B.............................       574
   52    Kenneth Cole Productions, Inc. Class A............     1,380
   84    Landry's Restaurants, Inc. .......................     2,360
   24    Noble International Ltd. .........................       565
   78    Pacific Sunwear of California, Inc. B.............     1,918
   33    PolyMedica Corp. .................................     1,231
  145    Skechers U.S.A., Inc. Class A B...................     2,121
   74    Standard-Pacific Corp. ...........................     4,950
    7    Stewart and Stevenson Services, Inc. .............       147
   40    Timberland Co. Class A B..........................     2,636
                                                             --------
                                                               27,122
                                                             --------
         ENERGY -- 3.6%
   17    Cabot Oil & Gas Corp. ............................       796
   70    Chesapeake Energy Corp. ..........................     1,224
   15    Cimarex Energy Co. B..............................       536
   98    Frontier Oil Corp. ...............................     2,747
   51    Giant Industries, Inc. B..........................     1,500
   17    Houston Exploration Co. B.........................       938
   12    St. Mary Land & Exploration Co. ..................       529
   18    Tesoro Corp. B....................................       570
                                                             --------
                                                                8,840
                                                             --------
         FINANCE -- 12.1%
   23    Advanta Corp. Class B.............................       526
   48    Affiliated Managers Group, Inc. B.................     3,063

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         FINANCE -- (CONTINUED)
   85    American Capital Strategies Ltd. .................  $  2,880
   28    American Home Mortgage Investment Corp. ..........       939
   32    AMERIGROUP Corp. B................................     1,307
   42    Arch Capital Group Ltd. B.........................     1,528
   35    CB Richard Ellis Group, Inc. Class A B............     1,232
   39    CharterMac........................................       904
   49    Ditech Communications Corp. B.....................       645
    2    GFI Group, Inc. B.................................        50
  141    IndyMac Bancorp, Inc. ............................     5,215
   20    Irwin Financial Corp. ............................       492
   61    Movie Gallery Inc. ...............................     1,272
    9    Novastar Financial, Inc. H........................       405
   13    optionsXpress Holdings, Inc. B....................       268
   33    Platinum Underwriters Holdings Ltd. ..............       983
   81    R&G Financial Corp. Class B.......................     2,968
   37    Rotech Healthcare, Inc. B.........................       986
  188    Scottish Re Group Ltd. ...........................     4,342
                                                             --------
                                                               30,005
                                                             --------
         HEALTH CARE -- 15.8%
  245    Abgenix, Inc. B...................................     2,148
   27    Amedisys, Inc. B..................................       819
   19    America Service Group, Inc. B.....................       507
   36    Amylin Pharmaceuticals, Inc. B....................       805
  253    Applera Corp. -- Celera Genomics Group B..........     3,361
  147    Ciphergen Biosystems, Inc. B......................       441
  158    CV Therapeutics, Inc. BH..........................     3,265
    5    Cytokinetics, Inc. B..............................        49
   16    Diagnostic Products Corp. ........................       833
  161    Encysive Pharmaceuticals, Inc. B..................     1,516
   48    First Horizon Pharmaceutical Corp. B..............       849
   27    Genesis HealthCare Corp. B........................       943
   55    Haemonetics Corp. B...............................     2,149
  113    Incyte Corp. BH...................................     1,015
   20    Kensey Nash Corp. B...............................       643
   56    Kos Pharmaceuticals, Inc. B.......................     1,833
   81    Kosan Biosciences, Inc. B.........................       573
   54    LifePoint Hospitals, Inc. B.......................     2,022
   37    Longs Drug Stores Corp. ..........................       964
   32    Medical Action Industries, Inc. B.................       588
  187    NPS Pharmaceuticals, Inc. BH......................     3,077
  103    Nu Skin Enterprises, Inc. Class A.................     2,399
   16    Onyx Pharmaceuticals, Inc. B......................       465
   58    Perrigo Co. ......................................       986
  177    Regeneron Pharmaceutical, Inc. B..................     1,271
   36    Respironics, Inc. B...............................     2,096
  115    Salix Pharmaceuticals Ltd. B......................     1,726
   39    Symbion, Inc. B...................................       777
   23    VISX, Inc. B......................................       626
   13    Vital Signs, Inc. ................................       522
                                                             --------
                                                               39,268
                                                             --------
         SERVICES -- 17.8%
   56    Acxiom Corp. .....................................     1,286
   68    Advo, Inc. .......................................     2,484
  114    Allscripts Healthcare Solutions, Inc. B...........     1,195
   23    Ameristar Casinos, Inc. ..........................     1,019
   16    Anteon International Corp. B......................       559
  112    Aspect Communications Corp. B.....................     1,245
  208    BISYS Group, Inc. B...............................     3,189

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         SERVICES -- (CONTINUED)
   25    Black Box Corp. ..................................  $  1,140
   11    CACI International, Inc. Class A B................       568
   23    Central European Media Enterprises Ltd. B.........       834
   55    Cerner Corp. BH...................................     2,721
   38    Convergys Corp. B.................................       549
   29    CPI Corp. ........................................       415
   98    Cumulus Media, Inc. Class A B.....................     1,362
  478    Digital Generation Systems, Inc. B................       521
   65    Embarcadero Technologies, Inc. B..................       510
   70    Epicor Software Corp. B...........................       938
  156    Exelixis, Inc. B..................................     1,214
  255    Gartner, Inc. Class A B...........................     2,885
  134    Gevity HR, Inc. ..................................     2,765
   13    Global Imaging Systems, Inc. B....................       469
   18    Heidrick & Struggles International, Inc. B........       578
   68    Imergent, Inc. B..................................     1,424
   17    ITT Educational Services, Inc. B..................       810
   31    MAXIMUS, Inc. B...................................       942
   20    MTS Systems Corp. ................................       720
   28    PDI, Inc. B.......................................       555
  203    Per-Se Technologies, Inc. B.......................     2,962
   81    Quest Software, Inc. B............................     1,150
   25    Red Robin Gourmet Burgers, Inc. B.................     1,195
  304    UnitedGlobalCom, Inc. Class A B...................     2,968
  112    Watson Wyatt & Co. Holdings, Inc. ................     2,939
                                                             --------
                                                               44,111
                                                             --------
         TECHNOLOGY -- 23.2%
   49    ADTRAN, Inc. .....................................       878
   15    BEI Technologies, Inc. ...........................       412
  104    Catalyst Semiconductor, Inc. B....................       539
  161    Checkpoint Systems, Inc. B........................     2,499
   48    Comtech Telecommunications Corp. B................     1,586
   90    Corillian Corp. B.................................       383
   51    Cree, Inc. BH.....................................     1,226
  140    CSG Systems International, Inc. B.................     2,528
   22    CTS Corp. ........................................       295
   54    Diodes, Inc. B....................................     1,147
  123    Electronics for Imaging, Inc. B...................     2,094
  142    Fairchild Semiconductor International, Inc. B.....     2,021
  162    Gemstar-TV Guide International, Inc. B............       893
   97    General Communication, Inc. Class A B.............       964
   88    Hutchinson Technology, Inc. B.....................     3,110
   99    Hyperion Solutions Corp. B........................     4,766
   86    Intervoice, Inc. B................................     1,022
   67    Intrado, Inc. B...................................       903
   29    j2 Global Communications, Inc. BH.................       932
   90    Komag, Inc. B.....................................     1,753
   60    Kronos, Inc. B....................................     3,221
   15    Lowrance Electronics, Inc. .......................       488
  132    MEMC Electronic Materials, Inc. B.................     1,627
   58    Methode Electronics, Inc. ........................       722
   16    MicroStrategy, Inc. B.............................     1,134
   79    New Frontier Media, Inc. B........................       786
  459    ON Semiconductor Corp. B..........................     1,680
   38    Perot Systems Corp. Class A B.....................       563
   44    Polycom, Inc. B...................................       755
  222    Premiere Global Services, Inc. ...................     2,183

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         TECHNOLOGY -- (CONTINUED)
   31    QAD, Inc. ........................................  $    257
   95    Radyne Comstream Inc. B...........................       832
   42    Semtech Corp. B...................................       774
   84    Serena Software, Inc. B...........................     1,800
   16    Siliconix, Inc. B.................................       484
   19    Sonic Solutions, Inc. BH..........................       335
   23    Sybase, Inc. B....................................       456
   22    Tektronix, Inc. ..................................       622
  113    THQ, Inc. B.......................................     2,514
   55    Transaction Systems Architects, Inc. B............     1,164
  184    Trizetto Group, Inc. B............................     1,594
   19    United Industrial Corp. ..........................       642
  219    United Online, Inc. B.............................     2,363
   34    WebEx Communications, Inc. B......................       691
                                                             --------
                                                               57,638
                                                             --------
         TRANSPORTATION -- 5.3%
   77    Arkansas Best Corp. ..............................     3,081
   35    General Maritime Corp. B..........................     1,625
   96    United Defense Industries, Inc. B.................     4,592
  102    USF Corp. ........................................     3,372
   24    Werner Enterprises, Inc. .........................       505
                                                             --------
                                                               13,175
                                                             --------
         UTILITIES -- 0.7%
   20    Cleco Corp. ......................................       395
  134    Sierra Pacific Resources BH.......................     1,320
                                                             --------
                                                                1,715
                                                             --------
         Total common stock
           (cost $223,602).................................  $245,939
                                                             --------
SHORT-TERM INVESTMENTS -- 6.4%
         BANKING -- 1.2%
2,978    UBS Securities Joint Repurchase Agreement, 6.375%,
           2-1-2005 @......................................     2,978
                                                             --------
         FINANCE -- 0.0%
  100    US Treasury Bill,
           2.19%, 3-24-2005 [ ]E...........................       100
                                                             --------
                                                                3,078
                                                             --------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 5.2%
12,931   BNY Institutional Cash Reserve Fund...............    12,931
                                                             --------
         Total short-term investments
           (cost $16,009)..................................  $ 16,009
                                                             --------
         Total investments in securities
           (cost $239,611) O...............................  $261,948
         Other assets and liabilities......................   (13,730)
                                                             --------
         Total net assets..................................  $248,218
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.19% of total net assets at January 31, 2005.

  B  Currently non-income producing.

 THE HARTFORD SMALLCAP GROWTH FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  O At January 31, 2005, the cost of securities for federal income tax purposes is $240,586 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 33,053



      Unrealized depreciation........................   (11,691)
                                                       --------



      Net unrealized appreciation....................  $ 21,362
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 E The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 H   Security is fully or partially on loan at January 31, 2005.

  [ ]Security pledged as initial margin deposit for open futures contracts at January 31, 2005.

                                                                  UNREALIZED
                                                                 APPRECIATION
                             NUMBER OF                                AT
      DESCRIPTION            CONTRACTS   POSITION   EXPIRATION    1/31/2005
      -----------            ---------   --------   ----------   ------------
      CBT Russell Mini
        Futures Contracts       13         long     March 2005       $(12)

 @   Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financil Assistance Corp.            8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FNMA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 99.6%
            BASIC MATERIALS -- 6.5%
     400    3M Co. ...........................................  $   33,719
      90    Air Products and Chemicals, Inc. .................       5,296
     645    Alcoa, Inc. ......................................      19,028
     406    DuPont (E.I.) de Nemours & Co. ...................      19,309
     388    Gillette Co. .....................................      19,700
     182    Rio Tinto plc I...................................       5,696
                                                                ----------
                                                                   102,748
                                                                ----------
            CAPITAL GOODS -- 5.8%
      82    Deere & Co. ......................................       5,679
     291    Illinois Tool Works, Inc. ........................      25,302
     262    International Game Technology.....................       8,207
     340    Northrop Grumman Corp. ...........................      17,639
     346    United Technologies Corp. ........................      34,876
                                                                ----------
                                                                    91,703
                                                                ----------
            CONSUMER CYCLICAL -- 8.2%
     345    Caterpillar, Inc. ................................      30,739
     432    Costco Wholesale Corp. ...........................      20,402
   1,002    Gap, Inc. ........................................      22,056
     729    Home Depot, Inc. .................................      30,066
     235    NIKE, Inc. Class B................................      20,315
     135    Target Corp. .....................................       6,839
                                                                ----------
                                                                   130,417
                                                                ----------
            CONSUMER STAPLES -- 10.8%
     330    Anheuser-Busch Companies, Inc. ...................      16,210
     759    Coca-Cola Co. ....................................      31,508
     418    Colgate-Palmolive Co. ............................      21,941
     481    General Mills, Inc. ..............................      25,504
     615    PepsiCo, Inc. ....................................      33,036
     804    Procter & Gamble Co. .............................      42,770
                                                                ----------
                                                                   170,969
                                                                ----------
            ENERGY -- 9.2%
     234    BHP Billiton Ltd. ADR.............................       5,974
     542    ChevronTexaco Corp. ..............................      29,486
      97    ConocoPhillips....................................       9,029
   1,083    Exxon Mobil Corp. ................................      55,883
      84    Occidental Petroleum Corp. .......................       4,875
     489    Schlumberger Ltd. ................................      33,258
      77    Total S.A. ADR....................................       8,303
                                                                ----------
                                                                   146,808
                                                                ----------
            FINANCE -- 19.0%
     361    American Express Co. .............................      19,270
     853    American International Group, Inc. ...............      56,536
     721    Bank of America Corp. ............................      33,414
   1,602    Citigroup, Inc. ..................................      78,573
     101    Credit Suisse Group...............................       4,057
     266    Fannie Mae........................................      17,146
     104    General Growth Properties, Inc. ..................       3,304
     591    Marsh & McLennan Companies, Inc. .................      19,217
     433    Morgan Stanley....................................      24,242
     534    St. Paul Travelers Companies, Inc. ...............      20,046
     481    State Street Corp. ...............................      21,572
      28    Wellpoint, Inc. B.................................       3,451
                                                                ----------
                                                                   300,828
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            HEALTH CARE -- 14.7%
     469    Abbott Laboratories...............................  $   21,096
     581    Amgen, Inc. B.....................................      36,130
      84    AstraZeneca plc ADR...............................       3,155
      78    Forest Laboratories, Inc. B.......................       3,227
     267    Genzyme Corp. B...................................      15,560
      99    Gilead Sciences, Inc. B...........................       3,270
     654    Lilly (Eli) & Co. ................................      35,484
     700    Medtronic, Inc. ..................................      36,717
   2,409    Pfizer, Inc. .....................................      58,212
     160    Schering-Plough Corp. ............................       2,971
     430    Wyeth.............................................      17,029
                                                                ----------
                                                                   232,851
                                                                ----------
            SERVICES -- 4.4%
     738    Accenture Ltd. Class A B..........................      19,217
      83    FedEx Corp. ......................................       7,977
      80    Gannett Co., Inc. ................................       6,403
     165    Marriott International, Inc. Class A..............      10,412
     111    Tribune Co. ......................................       4,426
     582    Viacom, Inc. Class B..............................      21,728
                                                                ----------
                                                                    70,163
                                                                ----------
            TECHNOLOGY -- 21.0%
     485    Applied Materials, Inc. B.........................       7,715
     349    Broadcom Corp. Class A B..........................      11,096
   2,048    Cisco Systems, Inc. B.............................      36,951
     650    EMC Corp. B.......................................       8,514
     528    First Data Corp. .................................      21,494
   1,800    General Electric Co. .............................      65,038
     630    Hewlett-Packard Co. ..............................      12,334
     766    Intel Corp. ......................................      17,206
     417    Lockheed Martin Corp. ............................      24,084
   2,730    Microsoft Corp. ..................................      71,736
   1,094    Motorola, Inc. ...................................      17,221
   2,205    Time Warner, Inc. B...............................      39,697
                                                                ----------
                                                                   333,086
                                                                ----------
            Total common stock
              (cost $1,498,221)...............................  $1,579,573
                                                                ----------
SHORT-TERM INVESTMENTS -- 0.4%
            BANKING -- 0.4%
     183    ABN AMRO Joint Repurchase Agreement,
              2.43%, 2-1-2005 @...............................         183
   1,745    CS First Boston Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................       1,745
     160    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.43%, 2-1-2005 @...............................         160
     715    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.50%, 2-1-2005 @...............................         715

 THE HARTFORD STOCK FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
   1,662    J.P. Morgan Chase Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................  $    1,662
   2,194    UBS Securities Joint Repurchase Agreement,
              2.50%, 2-1-2005 @...............................       2,194
                                                                ----------
            Total short-term investments
              (cost $6,659)...................................  $    6,659
                                                                ----------
            Total investments in securities
              (cost $1,504,880) O.............................  $1,586,232
            Other assets and liabilities......................        (954)
                                                                ----------
            Total net assets..................................  $1,585,278
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.71% of total net assets at January 31, 2005.

    B  Currently non-income producing.

    O At January 31, 2005, the cost of securities for federal income tax purposes is $1,522,437 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $157,318
   Unrealized depreciation........................   (93,523)
                                                    --------
   Net unrealized appreciation....................  $ 63,795
                                                    ========

    U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $5,696, which represents 0.36% of total net assets.

 @   Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE                     COUPON RATE     EXPIRATION DATE
                                                                -------------                     -----------     ---------------
      ABN AMRO Joint Repurchase Agreement       U.S. Treasury Bond                                      8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                               Federal Farm Credit Disc. Note                           0.00%            2005
                                                Farm Credit System Financial Assistance Corp.            8.80%            2005
                                                FHLB                                              0.00%-6.625%       2005-2023
                                                SLMA Disc. Note                                          0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                    FNMA                                               4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                    U.S. Treasury Note                                       2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                               FNMA                                               3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                               FHLMC                                             3.50%-12.25%       2007-2035
                                                FNMA                                               4.00%-9.50%       2008-2035

 @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 97.7%
            GENERAL OBLIGATIONS -- 23.0%
  $100      Azusa, CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove GO 9-1-2021................................  $   102
    50      Beaumont, CA,
              7.25%, FA Rev GO 9-1-2020.......................       53
   500      California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Brdgs 1st Lien GO FSA
              7-1-2022........................................      538
   300      California Kindergarten University,
              1.88%, 5-1-2034 X...............................      300
   400      Contra Costa County, CA, Pub
              Tax Alloc Rev,
              5.625%, Multiple Proj Areas GO 8-1-2033.........      417
   200      Elk Grove, CA,
              5.85%, Special Tax East Franklin Community #02-1
              GO 8-1-2036.....................................      203
    60      Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 GO 9-2-2027..................       62
   365      Los Angeles, CA,
              5.00%, GO 9-1-2015..............................      405
   300      Oceanside, CA,
              5.70%, Community Dev Comm GO 9-1-2025...........      318
   100      Perris, CA,
              6.25%, Public Local Agency Rev GO 9-1-2033......      103
   250      Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      269
   300      Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      330
   250      San Jose, CA,
              5.25%, Dev Agency GO 8-1-2014...................      285
   425      Solano, CA,
              5.25%, GO MBIA 11-1-2021........................      467
   110      University Virgin Islands,
              5.00%, GO 12-1-2021.............................      115
                                                                -------
                                                                  3,967
                                                                -------
            HEALTH CARE/SERVICES -- 5.5%
   200      ABAG FA for Non-Profit Corp California,
              5.375%, San Diego Hosp Assoc 3-1-2021...........      210
   250      California Health Fac,
              5.25%, Catholic Healthcare West 7-1-2023........      261
   200      California Public Works Board,
              5.375%, Dept of Mental Health Patton 4-1-2028...      211
   250      California State Comm Dev Auth,
              6.00%, Health Fac Memorial Health Services Rev
              10-1-2023.......................................      276
                                                                -------
                                                                    958
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 7.4%
   500      California Educ,
              5.25%, Santa Clara Univ Rev 9-1-2016............      574
   200      California Educ,
              3.875%, Luthern Univ 10-1-2014..................      199

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION -- (CONTINUED)
  $250      California State Comm Dev Auth,
              6.75%, John F. Kennedy University Rev
              10-1-2033.......................................  $   251
   250      Corona-Norco, CA,
              5.625%, USD Special Tax Comm Fac Dist #02
              9-1-2033........................................      252
                                                                -------
                                                                  1,276
                                                                -------
            HOUSING (HFA'S, ETC.) -- 3.8%
   650      California St Economic Recovery,
              1.87%, 1-1-2012 X...............................      650
                                                                -------
            LAND DEVELOPMENT -- 9.2%
   350      Burbank, CA,
              5.50%, Rev South San Fernando Redev Proj B
              12-1-2023.......................................      368
   400      Fontana, CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj 10-1-2027......................      418
   250      Oakland, CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 9-1-2033.............................      256
   200      San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              9-1-2026........................................      206
   175      San Diego, CA,
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 9-1-2016.............................      183
   150      San Diego, CA,
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 9-1-2017.............................      158
                                                                -------
                                                                  1,589
                                                                -------
            MISCELLANEOUS -- 16.5%
   500      California Infrastructure & Econ Dev,
              5.25%, Workers Compensation Relief 10-1-2013....      571
   200      California Kings River Conservation Dist,
              5.00%, Rev Ref Partner Peaking Project
              5-1-2013........................................      218
   400      Huntington Park, CA, Public,
              5.25%, Rev Ref 9-1-2019.........................      454
   135      Indio, CA,
              5.00%, Public Rev Local Agency 9-2-2014.........      137
   100      Lake Elsinore, CA,
              5.85%, Special Tax Impt Comm Fac Dist #2-A
              9-1-2024........................................      101
   310      Long Beach, CA,
              5.00%, Harbor Rev Ref 5-15-2015.................      332
   750      San Francisco, CA,
              1.79% Bay Area Toll Auth 4-1-2039 X.............      750
   250      Virgin Islands Public,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................      272
                                                                -------
                                                                  2,835
                                                                -------
            POLLUTION CONTROL -- 1.5%
   250      California PCR,
              3.50%, Pacific Gas & Elec 12-1-2023.............      253
                                                                -------

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            PUBLIC FACILITIES -- 14.3%
  $250      California Public Works Board,
              5.00%, Dept of Corrections Ref 12-1-2018........  $   272
   100      Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2022.................................      103
   100      Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................      102
   450      Los Angeles, CA,
              5.00%, USD 7-1-2023.............................      473
   110      Moreno Valley, CA,
              5.60%, USD Comm Fac Special Tax #2002-1
              9-1-2017........................................      111
   100      Orange County, CA,
              5.20%, Comm Fac Dist Special #02-1 Ladera Ranch
              8-15-2019.......................................      103
   200      Orange County, CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 8-15-2022.................................      206
   500      Sacramento, CA,
              1.82%, 3-1-2031 X...............................      500
   250      Tustin, CA,
              5.60%, USD Comm Fac Dist Special Tax #97 Jr Lien
              9-1-2029........................................      254
   200      Val Verde, CA,
              6.00%, USD Special Tax Rev Jr Lien 10-1-2021....      207
   125      William S. Hart USD,
              5.85%, Special Tax Comm Fac Dist #2002-1
              9-1-2022........................................      128
                                                                -------
                                                                  2,459
                                                                -------
            UTILITIES -- COMBINED -- 1.7%
   250      California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........      287
                                                                -------
            UTILITIES -- ELECTRIC -- 1.9%
   300      Vernon, CA,
              5.50%, Elec Sys Rev Malburg Generating Station
              Proj 4-1-2033...................................      329
                                                                -------
            UTILITIES -- GAS -- 1.9%
   300      Chula Vista, CA,
              5.30%, IDR Daily San Diego Gas 7-1-2021.........      321
                                                                -------
            UTILITIES -- WATER AND SEWER -- 8.6%
   500      Atwater, CA,
              5.50%, Public Rev Sewer & Water Proj 5-1-2028...      514
   250      Big Bear Muni Water Dist, CA,
              5.00%, 1991 Ref Lake Imports 11-1-2024..........      253

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            UTILITIES -- WATER AND SEWER -- (CONTINUED)
  $100      Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 9-1-2018...............................  $   102
   250      Lathrop, CA,
              6.00%, Rev Water Supply Proj 6-1-2035...........      255
   150      Lee Lake, CA,
              5.75%, Water Dist Comm Fac Dist #3 Special Tax
              Retreat 9-1-2023................................      151
   200      Santa Margarita, CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1 9-1-2030..................................      204
                                                                -------
                                                                  1,479
                                                                -------
            WASTE DISPOSAL -- 2.4%
   375      Stockton, CA,
              5.20%, Wastewater Sys Proj MBIA 9-1-2029........      407
                                                                -------
            Total municipal bonds
              (cost $16,221)..................................  $16,810
                                                                -------
SHORT-TERM INVESTMENTS -- 0.9%
            FINANCE -- 0.9%
   149      Dreyfus Basic California Municipal Money Market
              Fund, current rate 1.21% X......................      149
                                                                -------
            Total short-term investments
              (cost $149).....................................  $   149
                                                                -------
            Total investments in securities
              (cost $16,370) O................................  $16,959
            Other assets and liabilities......................      243
                                                                -------
            Total net assets..................................  $17,202
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $16,370 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $592
      Unrealized depreciation...........................    (3)
                                                          ----
      Net unrealized appreciation.......................  $589
                                                          ====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 89.7%
            AIRPORT REVENUES -- 3.0%
 $1,000     Minneapolis & St. Paul, MN,
              5.625%, Metro Airport Commission FGIC AMT
              1-1-2018........................................  $ 1,092
                                                                -------
            GENERAL OBLIGATIONS -- 32.8%
  1,000     Anoka-Hennepin, MN,
              5.00%, ISD #11 GO Credit Enhancement Prog
              2-1-2015........................................    1,079
  1,300     Becker, MN,
              6.00%, ISD #726 GO FSA Insured 2-1-2017.........    1,473
    500     Brainerd, MN,
              5.375%, ISD #181 GO FGIC 2-1-2016...............      566
    250     Minneapolis, MN,
              5.00%, Parking Assess GO 12-1-2020..............      270
  1,000     Minnesota Higher Ed,
              5.375%, GO Univ of St Thomas 4-1-2018...........    1,061
  1,000     Minnesota Higher Ed,
              5.40%, GO Univ of St Thomas 4-1-2023............    1,046
  1,000     Minnesota,
              5.25%, GO 8-1-2016..............................    1,097
    785     Mounds View, MN,
              5.25%, ISD #621 GO 2-1-2014.....................      867
  1,000     Puerto Rico Commonwealth Public Fin Corp Approp,
              5.75%, GO 8-1-2027..............................    1,125
  1,950     Rosemount, MN,
              5.70%, ISD #196 GO MBIA 4-1-2015 M..............    1,305
    320     University of MN,
              1.88%, 1-1-2034 X...............................      320
     80     University of MN,
              1.88%, GO 7-1-2008 X............................       80
  1,000     University of MN,
              5.75%, GO 7-1-2018..............................    1,205
    270     University Virgin Islands,
              5.125%, GO 12-1-2022............................      283
    100     University Virgin Islands,
              5.25%, GO 12-1-2023.............................      106
    125     University Virgin Islands,
              5.25%, GO 12-1-2024.............................      131
                                                                -------
                                                                 12,014
                                                                -------
            HEALTH CARE/SERVICES -- 12.9%
  1,130     Duluth, MN,
              5.50%, Econ DA Health Care Fac Rev Benedictine
              Health Sys St Mary 2-15-2023....................    1,205
    250     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11-15-2018......................................      278
  1,000     Minnesota Agriculture and Economic Dev Healthcare
              Fac,
              5.25%, Benedictine Health 2-15-2014.............    1,091
    725     Todd, Morrison, Cass, & Wadena County, MN,
              5.25% United Hosp Lakewood Health Care Fac
              12-1-2026.......................................      760

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HEALTH CARE/SERVICES -- (CONTINUED)
 $1,000     Waconia, MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj 1-1-2019...................................  $ 1,126
    250     Willmar, MN,
              5.00%, Rice Memorial Hosp Proj FSA 2-1-2025.....      266
                                                                -------
                                                                  4,726
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 1.0%
    350     Minnesota Higher Ed,
              5.25%, College of St Benedict 3-1-2024..........      366
                                                                -------
            HOUSING (HFA'S, ETC.) -- 10.6%
    695     Minneapolis, MN,
              6.00%, Redev Mtg Rev Riverplace Proj 1-1-2020...      698
    940     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................      963
    750     Sartell, MN,
              5.20%, Environmental Impact Rev Ref 6-1-2027....      761
    450     St Paul, MN,
              6.25%, Housing Redev Hope Comm Academy Proj
              12-1-2019.......................................      466
  1,000     Washington County, MN,
              4.60%, Housing and Redev Auth Governmental Rev
              Ref Woodland Park Apartment Proj 4-1-2022.......      998
                                                                -------
                                                                  3,886
                                                                -------
            MISCELLANEOUS -- 8.2%
  1,000     Golden Valley, MN,
              5.875%, Breck School Proj Rev 10-1-2019.........    1,099
    250     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................      255
    500     St Paul, MN,
              5.00%, PA Lease Rev 12-1-2019...................      540
    300     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12-1-2022...............................      304
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Sr Secured Hovenska
              Refinery 7-1-2022...............................      817
                                                                -------
                                                                  3,015
                                                                -------
            POLLUTION CONTROL -- 3.5%
    500     Cohasset, MN,
              4.95%, PCR Ref Coll Allete Inc Proj 7-1-2022....      512
    750     International Falls, MN,
              7.20%, Environmental Fac Rev Boise Cascade Corp
              Proj 10-1-2024..................................      765
                                                                -------
                                                                  1,277
                                                                -------
            PUBLIC FACILITIES -- 2.4%
    835     Minnesota Agricultural Society,
              5.125%, State Fair Rev 9-15-2023................      860
                                                                -------

 THE HARTFORD TAX-FREE MINNESOTA FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            TRANSPORTATION -- 5.3%
 $  750     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 5-1-2013.......................  $   773
  1,000     Puerto Rico Commonwealth Highway & Transportation
              Auth,
              5.50%, Rev Ref FSA 7-1-2013.....................    1,157
                                                                -------
                                                                  1,930
                                                                -------
            UTILITIES -- COMBINED -- 0.8%
    300     Princeton, MN,
              5.00%, Public Utility Sys Rev 4-1-2024..........      305
                                                                -------
            UTILITIES -- ELECTRIC -- 4.5%
    500     Minnesota Power Agency,
              5.25%, Electric Rev 10-1-2019...................      552
  1,000     Northern MN Municipal Power Agency,
              5.30%, Elec Sys Rev FSA 1-1-2021................    1,083
                                                                -------
                                                                  1,635
                                                                -------
            UTILITIES -- WATER AND SEWER -- 4.7%
    500     Minneapolis, MN,
              4.75%, Metro Council Water Treatment
              12-1-2016.......................................      546
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth
              Rev,
              6.25%, 7-1-2013.................................    1,189
                                                                -------
                                                                  1,735
                                                                -------
            Total municipal bonds
              (cost $30,610)..................................  $32,841
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
SHORT-TERM INVESTMENTS -- 5.0%
            FINANCE -- 5.0%
 $1,829     State Street Bank Tax Free Money Market, Current
              rate -- 1.27% X.................................  $ 1,829
                                                                -------
            Total short-term investments
              (cost $1,829)...................................  $ 1,829
                                                                -------
            Total investments in securities
              (cost $32,439) O................................  $34,670
            Other assets and liabilities......................    1,930
                                                                -------
            Total net assets..................................  $36,600
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $32,439 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $2,238
   Unrealized depreciation..........................      (7)
   Net unrealized appreciation......................  $2,231
                                                      ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.
  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.
  E The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 97.1%
            ALABAMA -- 2.2%
 $1,855     Huntsville, AL,
              5.25%, GO 5-1-2022..............................  $ 2,032
                                                                -------
            ARIZONA -- 8.1%
  1,800     Phoenix, AZ,
              6.25%, GO 7-1-2017..............................    2,258
  1,000     Pima County, AZ,
              5.60%, Noah Webster Basic School 12-15-2019.....    1,003
  1,100     Pima County, AZ,
              5.75%, Charter Schools Proj 7-1-2016............    1,118
  1,000     Pima County, AZ,
              6.10%, Charter Schools Proj 7-1-2024............    1,008
    475     Sundance Community Fac Dist, AZ,
              7.125%, Assessment Dist Special Assessment Rev
              #2 7-1-2027.....................................      492
  1,225     Tucson, AZ,
              5.50%, Water Rev Ref 7-1-2014...................    1,415
    200     Vistancia, AZ,
              6.75%, Community Fac Dist GO 7-15-2022..........      207
                                                                -------
                                                                  7,501
                                                                -------
            CALIFORNIA -- 12.5%
    500     California GO,
              6.75%, 8-1-2011.................................      598
    800     California Kings River Conservation Dist,
              5.00%, Rev Ref Partner Peaking Project
              5-1-2013........................................      870
     80     California State Water Dept,
              5.50%, Water Res Dev 12-1-2010..................       91
    750     California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........      862
    250     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2021.................................      258
    250     Capistrano, CA,
              5.90%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2020.................................      259
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 9-1-2018...............................       97
     40     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 GO 9-2-2027..................       41
    625     Indio, CA,
              5.625%, public Rev Local Agency 9-2-2018........      641
    400     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................      407
    750     Lathrop, CA,
              6.00%, Rev Water Supply Proj 6-1-2035...........      766
    500     Moreno Valley, CA,
              6.00%, USD Comm Fac Dist Special Tax #2002-1
              9-1-2022........................................      510
    700     Oceanside, CA,
              5.70%, Comm Dev Comm GO 9-1-2025................      742
    535     Palm Springs, CA,
              5.50%, Comm Redev Agency 9-1-2023...............      567

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            CALIFORNIA -- (CONTINUED)
 $  495     Perris, CA,
              6.25%, Public Local Agency Rev GO 9-1-2033......  $   509
  1,000     Pomona, CA,
              5.50%, Public Rev Sub-Merged Redev 2-1-2023.....    1,045
    500     San Diego, CA,
              5.25%, Redev Agency Centre City SubPkg
              9-1-2026........................................      515
  1,000     San Francisco, CA,
              1.79% Bay Area Toll Auth 4-1-2039 H X...........    1,002
  1,000     San Manuel Entertainment,
              4.50%, 12-1-2016 M..............................    1,011
    800     Val Verde, CA,
              6.00%, USD Special Tax Rev Jr Lien 10-1-2021....      829
                                                                -------
                                                                 11,620
                                                                -------
            FLORIDA -- 5.6%
  1,000     Bellalgo, FL,
              5.85%, Educ Fac Benefits Dist FL Capital
              Improvement Rev 5-1-2022........................    1,033
  1,000     Collier County, FL,
              5.375%, School Board Cert of Particpation FSA
              2-15-2020.......................................    1,111
    495     Colonial Country Club Comm Dev Dist, FL,
              6.40%, Cap Impr Rev 5-1-2033 M..................      527
  1,250     Florida Dept of Enronmental Protection
              Preservation,
              5.375%, Rev MBIA 7-1-2015.......................    1,409
    385     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj 5-1-2010.......      394
    750     Hollywood, FL,
              5.125%, Comm Redev Agency 3-1-2014..............      784
                                                                -------
                                                                  5,258
                                                                -------
            GEORGIA -- 5.0%
  1,105     Fulton County, GA,
              5.375%, School Dist GO 1-1-2018.................    1,290
     35     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC 1-1-2014.........       41
  1,765     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC Partial
              Pre-refunded 1-1-2014...........................    2,090
     40     Georgia Municipal Electric Auth,
              6.50%, Power Rev Ser Y 1-1-2017.................       49
    960     Georgia Municipal Electric Auth, 6.50%, Power Rev
              Ser Y 1-1-2017..................................    1,191
                                                                -------
                                                                  4,661
                                                                -------
            HAWAII -- 0.6%
    500     Hawaii GO,
              5.50%, Ref 2-1-2011.............................      564
                                                                -------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
 ILLINOIS --
 5.6%
 $  960     Chicago, IL,
              5.25%, Board of Educ GO MBIA 12-1-2019..........  $ 1,053
  1,000     Chicago, IL,
              6.75%, Tax Increment Allocation Jr Lien Pilsen
              Redev B 6-1-2022................................    1,046
    500     Illinois Educ FA,
              5.70%, Rev Ref Augustana College Ser A
              10-1-2032.......................................      522
    500     Round Lake, IL,
              6.70%, Special Tax Rev 3-1-2033.................      534
  1,000     Wauconda, IL,
              6.625%, Special Service Area #1 Special Tax
              Liberty Lakes Proj 3-1-2033.....................    1,042
  1,000     Yorkville, IL,
              6.875%, United City Special Svc Area Special Tax
              #2003-100 Raintree Village Proj 3-1-2033........    1,049
                                                                -------
                                                                  5,246
                                                                -------
            KENTUCKY -- 1.1%
  1,000     Christian County, KY,
              6.00%, Hosp Rev Ref Jennie Stuart Medical
              7-1-2013........................................    1,052
                                                                -------
            LOUISIANA -- 0.6%
    500     Louisiana Public Rev,
              5.50%, Ochsner Clinic Foundation Proj
              5-15-2027.......................................      523
                                                                -------
            MARYLAND -- 1.2%
  1,000     Maryland Economic Dev Corp,
              6.50%, Student Housing Rev Univ of Maryland
              College Park Proj 6-1-2027......................    1,086
                                                                -------
            MASSACHUSETTS -- 1.2%
    940     Massachusetts,
              5.25%, GO Consolidated Loan 3-1-2021............    1,052
     60     Massachusetts,
              5.25%, GO Consolidated Loan FSA
              Pre-refunded 3-1-021............................       67
                                                                -------
                                                                  1,119
                                                                -------
            MICHIGAN -- 5.4%
    500     Detroit, MI,
              5.50%, GO MBIA 4-1-2020.........................      562
  1,750     Detroit, MI,
              6.50%, Water Supply Sys Ref Rev FGIC 7-1-2015...    2,168
  1,000     Macomb County, MI,
              5.75%, Hosp FA Rev Mt Clemens Gen Hosp
              11-15-2025......................................      962
    500     Michigan Hosp FA,
              5.625%, Rev Ref Henry Ford Health Sys
              3-1-2017........................................      551
    750     Michigan Strategic Fund Ltd,
              5.50%, Rev Ref Dow Chemical Proj AMT
              12-1-2028.......................................      826
                                                                -------
                                                                  5,069
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            MINNESOTA -- 3.3%
 $  250     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 5-1-2013.......................  $   258
    750     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11-15-2018......................................      835
    945     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................      968
    500     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................      510
    500     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12-1-2022...............................      507
                                                                -------
                                                                  3,078
                                                                -------
            MISSISSIPPI -- 0.3%
    250     Lowndes County, MS,
              6.80%, Solid Waste Disposal & Poll Control Rev
              Ref Weyerhaeuser Co Proj 4-1-2022...............      306
                                                                -------
            MISSOURI -- 0.6%
    500     Missouri State Dev Fin Board Infrastructure,
              5.50%, Branson 12-1-2032........................      524
                                                                -------
            NEVADA -- 1.7%
  1,000     Clark County, NV,
              6.375%, Impt Dist #142 8-1-2023.................    1,031
    500     North Las Vegas, NV,
              6.40%, Local Special Impt Dist #60 Aliante
              12-1-2022.......................................      516
                                                                -------
                                                                  1,547
                                                                -------
            NEW HAMPSHIRE -- 0.9%
    750     New Hampshire Health & Educ Fac Auth Rev,
              5.60%, Elliot Hosp 10-1-2022....................      794
                                                                -------
            NEW JERSEY -- 5.7%
  1,250     Middlesex County, NJ,
              5.00%, Improvement Auth Street Student Housing
              Proj 8-15-2018..................................    1,296
    750     New Jersey Educ Fac Auth Rev,
              5.125%, Stevens Institute of Technology
              7-1-2022........................................      789
  1,000     New Jersey Educ Fac Auth Rev,
              5.50%, Somerset Medical Center 7-1-2023.........    1,037
    275     New Jersey Educ Fac Auth Rev,
              6.00%, Fairleigh Dickinson University
              7-1-2025........................................      299
    500     New Jersey Educ Fac Auth Rev,
              6.50%, Georgian Court College 7-1-2033..........      563
    500     New Jersey Health Care Fac Rev,
              6.50%, Pascack Valley Hospital 7-1-2023.........      486
    800     New Jersey,
              5.625%, Economic Dev Auth Rev Cigarette Tax
              6-15-2019.......................................      844
                                                                -------
                                                                  5,314
                                                                -------
            NEW MEXICO -- 0.7%
    665     Cabezon, NM, Public Improvement District,
              5.20%, 9-1-2015.................................      655
                                                                -------

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            -vNew York -- 6.4%
 $  250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              7-1-2022........................................  $   262
    800     New York Dorm Auth Rev,
              5.25%, Methodist Hosp 7-1-2019..................      861
    500     New York State Govt Assistance Corp.,
              1.76%, 4-1-2019 X...............................      500
    350     New York, NY,
              5.125%, IDA Rev Empowerment Zone Harlen Mall
              12-30-2023......................................      355
    400     New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners
              10-1-2028.......................................      393
  1,000     New York, NY,
              5.75%, GO 3-1-2016..............................    1,132
    425     New York, NY,
              8.25%, GO 6-1-2005..............................      434
    575     New York, NY,
              8.25%, GO 6-1-2005..............................      587
    300     Saratoga, NY,
              5.00%, Ind Dev Saratoga Hosp Proj 12-1-2013.....      320
    620     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................      669
    400     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj A 1-1-2024............      418
                                                                -------
                                                                  5,931
                                                                -------
            NORTH CAROLINA -- 1.2%
    500     North Carolina Eastern Municipal Power Agency,
              5.375%, Power Sys Rev Ref 1-1-2017..............      537
    500     North Carolina Municipal Power Agency,
              5.50%, Catawba Elec Rev 1-1-2014................      549
                                                                -------
                                                                  1,086
                                                                -------
            OHIO -- 3.3%
  1,045     Cincinnati, OH,
              5.50%, Water Sys Rev 12-1-2011..................    1,180
    300     Cuyahoga County, OH,
              5.50%, Rev Ref Class A 1-1-2029.................      316
  1,270     Hamilton, OH,
              6.15%, School Dist Improvement 12-1-2016........    1,548
                                                                -------
                                                                  3,044
                                                                -------
            OTHER U.S. TERRITORIES -- 3.1%
  1,000     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................    1,076
    800     Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      880
    110     University Virgin Islands,
              5.00%, GO 12-1-2021.............................      115
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................      817
                                                                -------
                                                                  2,888
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            PENNSYLVANIA -- 4.5%
 $  690     Carbon County, PA,
              6.65%, IDA Ref Panther Creek Partners Proj AMT
              5-1-2010........................................  $   744
  1,000     Lehigh County, PA,
              5.375%, Gen Purpose Auth Rev Saint Lukes
              Bethlehem Hosp 8-15-2033........................    1,020
    800     Montgomery County PA,
              6.125%, Ind Dev Auth Rev Whitemarsh Continuing
              Care Proj 2-1-2028..............................      804
  1,000     Pennsylvania Higher Educ Fac Auth,
              5.25%, Widener Univ 7-15-2024...................    1,054
    500     Susquehanna Area Regional Airport, PA,
              5.375%, Auth Sys Rev Sub 1-1-2018...............      524
                                                                -------
                                                                  4,146
                                                                -------
            RHODE ISLAND -- 0.3%
    250     Rhode Island Health & Educ Bldg Corp Rev,
              6.50%, Hosp Financing 8-15-2032.................      279
                                                                -------
            SOUTH CAROLINA -- 1.1%
  1,000     Dorchester County, SC,
              5.25%, School Dist #2 Installment Pur Rev Growth
              Remedy Oppty Hike 12-1-2024.....................    1,060
                                                                -------
            TENNESSEE -- 0.5%
    500     McMinn County, TN,
              7.625%, IDA PCR Calhoun Newsprint Co Proj
              3-1-2016........................................      501
                                                                -------
            TEXAS -- 4.2%
  1,000     Clear Creek, TX,
              5.00%, ISD GO 2-15-2018.........................    1,082
    400     Houston, TX,
              5.50%, Water & Sewer Sys Rev 12-1-2013..........      449
    350     Houston, TX,
              5.50%, Water & Sewer Sys Rev 12-1-2013..........      400
  1,000     Matagorda County, TX,
              5.60%, Navigation Dist #1 Rev Ref Centerpoint
              Energy Proj 3-1-2027............................    1,053
    500     Sam Rayburn Municipal Power Agency, TX,
              5.50%, Rev Ref 10-1-2010........................      535
    350     San Antonio, TX, 5.25%, Elec & Gas Rev Ref
              2-1-2014........................................      387
                                                                -------
                                                                  3,906
                                                                -------
            UTAH -- 0.6%
    500     Utah GO,
              5.375%, Ref 7-1-2011............................      565
                                                                -------
            VIRGINIA -- 1.7%
    500     Norfolk, VA,
              6.00%, Redev & Housing Auth First Mort
              Retirement Comm 1-1-2025........................      506
  1,000     Peninsula PA of Virginia,
              6.00%, Port Fac CSX Transportation Proj Rev Ref
              12-15-2012......................................    1,119
                                                                -------
                                                                  1,625
                                                                -------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            WASHINGTON -- 5.7%
 $  670     King County, WA,
              5.00%, ISD #210 GO 6-1-2019.....................  $   715
  4,500     Seattle, WA,
              1.79%, System Rev 3-1-2032 X....................    4,500
                                                                -------
                                                                  5,215
                                                                -------
            WISCONSIN -- 2.2%
  1,305     Sparta, WI,
              5.90%, School Dist Ref GO FGIC 3-1-2016.........    1,492
    500     Wisconsin Housing & Economic Dev Auth,
              4.85%, GO Home Ownership Rev 9-1-2017...........      521
                                                                -------
                                                                  2,013
                                                                -------
            Total municipal bonds
              (cost $84,923)..................................  $90,208
                                                                -------
SHORT-TERM INVESTMENTS -- 2.5%
            FINANCE -- 2.5%
  2,330     State Street Bank Tax Free Money Market, Current
              rate -- 1.27% X.................................    2,330
                                                                -------
            Total short-term investments
              (cost $2,330)...................................  $ 2,330
                                                                -------
            Total investments in securities
              (cost $87,253) O................................  $92,538
            Other assets and liabilities......................  $   397
                                                                -------
            Total net assets..................................  $92,935
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $87,253 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $5,307
   Unrealized depreciation..........................     (22)
                                                      ------
   Net unrealized appreciation......................  $5,285
                                                      ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $1,538, which represents
       1.65% of total net assets.

  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.


 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 96.8%
            AIRPORT REVENUES -- 1.5%
  $200      Monroe County, NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 1-1-2014..........................  $   218
                                                                -------
            GENERAL OBLIGATIONS -- 15.5%
   250      New York, NY,
              1.84%, GO 8-1-2009 X............................      250
   250      New York, NY,
              5.25%, GO 8-1-2015..............................      279
   200      New York, NY,
              5.25%, GO 8-1-2015..............................      222
   425      New York, NY,
              5.75%, GO 3-1-2016..............................      481
   250      Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      269
   200      Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      220
   400      Tobacco Settlement FA of NY,
              5.50%, GO 6-1-2022..............................      441
   110      University Virgin Islands, 5.00%, GO 12-1-2021....      115
                                                                -------
                                                                  2,277
                                                                -------
            HEALTH CARE/SERVICES -- 7.7%
   125      Chemung County, NY,
              5.00%, IDA Civic Fac Rev Arnot Ogden Medical Ctr
              Constr 11-1-2034................................      125
   450      New York Dorm Auth Rev,
              5.00%, Mental Health Services
              Fac 2-15-2018...................................      471
   200      New York Dorm Auth Rev,
              5.25%, Methodist Hosp 7-1-2019..................      215
   200      Saratoga, NY,
              5.00% Ind Dev Saratoga Hosp Proj 12-1-2014......      213
   100      Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj A 1-1-2024............      105
                                                                -------
                                                                  1,129
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 24.4%
   250      Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              7-1-2022........................................      262
   450      New York Dorm Auth Lease Rev,
              5.00%, State Univ Dorm Fac 7-1-2032.............      502
   425      New York Dorm Auth Lease Rev,
              5.50%, Court Fac 5-15-2020......................      470
   190      New York Dorm Auth Rev,
              5.00%, Fordham Univ FGIC 7-1-2020...............      204
   400      New York Dorm Auth Rev,
              5.00%, Mount St Mary College 7-1-2027...........      416
   450      New York Dorm Auth Rev,
              5.125%, St Barnabas FHA
              AMBAC 2-1-2022..................................      486
   135      New York Dorm Auth Rev,
              5.25%, Rochester Univ 7-1-2022..................      148
   250      New York Dorm Auth Rev,
              5.50%, Brooklyn Law School 7-1-2019.............      279

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION -- (CONTINUED)
  $200      New York Dorm Auth Rev,
              5.50%, Winthrop South Nassau
              Univ 7-1-2023...................................  $   210
   250      New York Dorm Auth,
              5.25%, Upstate Comm College 7-1-2021............      275
   200      Otsego County, NY,
              6.00%, IDA Civic Fac Rev Hartwick College Proj
              7-1-2011........................................      223
   100      Utica, NY,
              6.875%, IDA Civic Fac Rev Utica
              College 12-1-2014...............................      108
                                                                -------
                                                                  3,583
                                                                -------
            HOUSING (HFA'S, ETC.) -- 4.8%
   200      Grand Central, NY, Dist Management Assoc Inc,
              5.00%, Ref Cap Impt
              Business Impt 1-1-2022..........................      214
   425      New York Urban Dev Corp Rev,
              5.50%, Personal Income Tax FGIC
              3-15-2017.......................................      493
                                                                -------
                                                                    707
                                                                -------
            INDUSTRIAL -- 1.8%
   250      New York, NY, Ind Dev Agency Civic Fac Rev,
              5.25%,YMCA of Greater NY Proj 8-1-2021..........      262
                                                                -------
            LAND DEVELOPMENT -- 1.7%
   150      New York, NY,
              5.125%, IDA Rev Empowerment Zone Harlen Mall
              12-30-2023......................................      152
   100      New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners
              10-1-2028.......................................       98
                                                                -------
                                                                    250
                                                                -------
            MISCELLANEOUS -- 15.1%
   400      New York Local Govt Assistance,
              6.00%, 4-1-2014.................................      470
   500      New York State Govt Assistance Corp.,
              1.76%, 4-1-2019 X..............................       500
   450      New York, NY,
              5.00%, Transitional Future Tax
              Secured 8-1-2023................................      476
   500      New York, NY,
              1.88%, Transitional NYC
              Recovery 11-1-2022 X...........................       500
   250      Virgin Islands Public,
              6.125%, Refinery Fac Rev Hovenska
              Refinery 7-1-2022...............................      272
                                                                -------
                                                                  2,218
                                                                -------
            POLLUTION CONTROL -- 3.2%
   450      New York Environmental Fac Corp,
              5.00%, 7-15-2026................................      475
                                                                -------
            PUBLIC FACILITIES -- 3.2%
   450      St. Lawrence, NY,
              5.00%, IDA Civic Fac Rev Clarkson Univ Proj
              7-1-2023........................................      466
                                                                -------

 THE HARTFORD TAX-FREE NEW YORK FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            TRANSPORTATION -- 11.3%
  $450      New York Metropolitan Transportation Auth,
              5.125%, 11-15-2031..............................  $   469
   450      PA of NY & NJ,
              5.00%, 11-1-2021................................      485
   700      Triborough Bridges and Tunnel Auth.,
              1.82%, 11-1-2032 X..............................      700
                                                                -------
                                                                  1,654
                                                                -------
            UTILITIES -- ELECTRIC -- 1.8%
   250      New York Energy Research & Dev Auth,
              5.30%, Elec Fac Rev Adj Long
              Island Lighting Co Proj 8-1-2025................      259
                                                                -------
            UTILITIES -- WATER AND SEWER -- 4.8%
   450      Jefferson County, NY,
              5.20%, IDA Waste Disp 12-1-2020.................      457
   250      New York Environmental Fac,
              4.45%, Corp Solid Waste Mgmt Inc
              7-1-2017........................................      257
                                                                -------
                                                                    714
                                                                -------
            Total municipal bonds
              (cost $13,645)..................................  $14,212
SHORT-TERM INVESTMENTS -- 2.0%
            FINANCE -- 2.0%
   287      Dreyfus Basic New York Municipal Money Market
              Fund, current rate -- 1.25% X...................      287
                                                                -------
            Total short-term investments
              (cost $287).....................................  $   287
                                                                -------
            Total investments in securities
              (cost $13,932) O................................  $14,499
            Other assets and liabilities......................  $   182
                                                                -------
            Total net assets..................................  $14,681
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  O At January 31, 2005, the cost of securities for federal income tax purposes is $13,932 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation............................  $568
   Unrealized depreciation............................    (1)
                                                        ----



   Net unrealized appreciation........................  $567
                                                        ====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.


 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- 0.5%
            GENERAL OBLIGATIONS -- 0.5%
   3,000    Illinois GO,
              5.10%, Taxable Pension 6-1-2033.................  $  2,983
                                                                --------
            Total municipal bonds
              (cost $3,000)...................................  $  2,983
                                                                --------

            ASSET BACKED AND COMMERCIAL MORTGAGE
            SECURITIES -- 13.1%
            FINANCE -- 12.9%
   1,350    American Express Credit Account Master Trust,
              2.98%, 2-15-2012 MX.............................     1,353
     399    AQ Finance CEB Trust,
              7.53%, 8-25-2033 MX.............................       395
     224    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 M.............................       222
  49,830    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................     1,426
     800    Bank One Issuance Trust,
              4.77%, 2-16-2016................................       789
  14,550    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.07%, 7-11-2042 W..............................       652
  11,607    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 W.............................       433
   1,900    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.83%, 8-15-2038................................     1,935
  26,383    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 MW.............................       589
     917    California Infrastructure & Economic Development,
              6.38%, 9-25-2008................................       942
     960    Capital One Multi-Asset Execution Trust,
              3.50%, 2-17-2009................................       959
   1,430    Chase Credit Card Master Trust,
              5.50%, 11-17-2008...............................     1,470
   2,290    Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................     2,290
   1,375    Citigroup Commercial Mortgage Trust,
              5.25%, 4-15-2040................................     1,435
      89    Comed Transitional Funding Trust,
              5.44%, 3-25-2007................................        89
     778    Conseco Finance Securitizations Corp.,
              5.79%, 5-1-2033.................................       790
     670    CS First Boston Mortgage Securities Corp.,
              2.08%, 5-15-2038................................       648
   1,487    Daimler Chrysler Auto Trust,
              3.89%, 1-8-2011.................................     1,482
   1,750    Fleet Credit Card Master Trust II,
              7.02%, 2-15-2008................................     1,788
   1,650    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................     1,664
   2,500    GE Capital Commercial Mortgage Corp.,
              4.12%, 3-10-2040................................     2,486
   2,700    GE Capital Commercial Mortgage Corp.,
              4.37%, 1-10-2038................................     2,710

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
   2,725    GE Capital Commercial Mortgage Corp.,
              5.19%, 7-10-2039................................  $  2,828
  12,908    GMAC Commercial Mortgage Securities, Inc.,
              4.10%, 12-10-2041 W.............................       433
   1,600    GMAC Commercial Mortgage Securities, Inc.,
              5.13%, 8-10-2038................................     1,659
  31,000    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 W..............................       516
   1,650    Goldman Sachs Mortgage Securities Corp. II,
              4.60%, 8-10-2038................................     1,679
     434    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       443
     431    Green Tree Financial Corp.,
              7.24%, 6-15-2028................................       465
     288    Home Equity Asset Trust,
              5.25%, 4-27-2034 M..............................       288
   2,700    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.84%, 1-12-2039................................     2,627
  26,126    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 MW.............................     1,141
  58,073    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................     1,369
   1,649    LB-UBS Commercial Mortgage Trust,
              2.72%, 3-15-2007................................     1,615
   1,824    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................     1,797
   1,375    LB-UBS Commercial Mortgage Trust,
              4.58%, 8-15-2029................................     1,391
   3,000    LB-UBS Commercial Mortgage Trust,
              4.80%, 12-15-2029...............................     3,031
   1,200    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 M..............................     1,200
     681    Morgan Stanley Auto Loan Trust,
              5.00%, 3-15-2012 M..............................       677
   1,375    Morgan Stanley Capital I,
              4.90%, 6-15-2040................................     1,405
   2,875    Morgan Stanley Capital I,
              5.27%, 6-13-2041................................     3,001
     242    Morgan Stanley Capital I,
              5.91%, 11-15-2031...............................       248
   1,175    Morgan Stanley Capital I,
              7.71%, 4-30-2039 MX.............................     1,275
     482    Morgan Stanley Dean Witter Capital, I,
              4.57%, 12-18-2032...............................       486
   3,050    Oncor Electric Delivery Transition Bond Co.,
              4.03%, 2-15-2012................................     3,055
   1,031    Park Place Securities, Inc.,
              2.31%, 9-25-2034 X..............................     1,031
   1,400    Peco Energy Transition Trust,
              6.13%, 3-1-2009.................................     1,489
     650    Popular ABS Mortgage Pass-Through Trust,
              4.75%, 12-25-2034...............................       642
      63    PP&L Transition Bond Co. LLC,
              6.83%, 3-25-2007................................        64
   1,125    Providian Gateway Master Trust,
              3.35%, 9-15-2011 M..............................     1,109

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
   1,450    Providian Gateway Master Trust,
              3.80%, 11-15-2011 M.............................  $  1,452
   1,750    PSE&G Transition Funding LLC,
              6.45%, 3-15-2013................................     1,941
     550    Residential Asset Mortgage Products, Inc.,
              4.98%, 8-25-2034................................       556
     237    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       242
   2,960    Standard Credit Card Master Trust,
              6.55%, 1-7-2007.................................     3,027
  10,727    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 MW.............................       451
   1,375    Wachovia Bank Commercial Mortgage Trust,
              4.72%, 1-15-2041................................     1,398
   1,920    WFS Financial Owner Trust,
              2.41%, 12-20-2010...............................     1,891
     450    WFS Financial Owner Trust,
              3.07%, 11-21-2011...............................       446
   2,825    Whole Auto Loan Trust,
              2.58%, 3-15-2010................................     2,780
      72    Whole Auto Loan Trust,
              6.00%, 4-15-2009 M..............................        73
                                                                --------
                                                                  77,768
                                                                --------
            TRANSPORTATION -- 0.1%
     570    Connecticut RRB Special Purpose Trust,
              6.21%, 12-30-2011...............................       622
                                                                --------
            UTILITIES -- 0.1%
     343    Illinois Power Special Purpose Trust,
              5.38%, 6-25-2007................................       345
                                                                --------
            Total asset backed and commercial mortgage
              securities
              (cost $78,899)..................................  $ 78,735
                                                                --------

            CORPORATE BONDS: INVESTMENT GRADE -- 38.9%
            BASIC MATERIALS -- 2.4%
     800    Carter Holt Harvey Ltd.,
              9.50%, 12-1-2024................................     1,112
     980    Codelco, Inc.,
              4.75%, 10-15-2014 M.............................       967
   1,430    Domtar, Inc.,
              7.875%, 10-15-2011..............................     1,644
     504    Dow Chemical Co.,
              7.00%, 8-15-2005................................       514
     275    Georgia Gulf Corp.,
              7.625%, 11-15-2005..............................       282
   1,500    ICI Wilmington, Inc.,
              4.375%, 12-1-2008...............................     1,507
   1,110    Inco Ltd.,
              0%, 3-29-2021 E.................................     1,003
   1,200    Inco Ltd.,
              7.75%, 5-15-2012................................     1,427
   1,155    Lubrizol Corp.,
              5.50%, 10-1-2014................................     1,185

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
     600    Placer Dome, Inc.,
              7.125%, 6-15-2007...............................  $    642
   1,900    Potlatch Corp.,
              12.50%, 12-1-2009...............................     2,327
   2,000    Union Camp Corp.,
              7.00%, 8-15-2006................................     2,096
                                                                --------
                                                                  14,706
                                                                --------
            CAPITAL GOODS -- 1.0%
   2,820    Bombardier, Inc.,
              6.30%, 5-1-2014 MH..............................     2,418
     485    Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................       578
   1,500    Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................     1,779
   1,145    Textron Financial Corp.,
              5.875%, 6-1-2007................................     1,198
                                                                --------
                                                                   5,973
                                                                --------
            CONSUMER CYCLICAL -- 1.0%
     710    Foster's Finance Corp.,
              4.875%, 10-1-2014 M.............................       701
   1,900    General Motors Corp.,
              7.20%, 1-15-2011 H..............................     1,906
   1,950    General Motors Corp.,
              8.80%, 3-1-2021.................................     2,057
     300    Nine West Group, Inc.,
              8.375%, 8-15-2005...............................       308
     930    Staples, Inc.,
              7.125%, 8-15-2007...............................       995
                                                                --------
                                                                   5,967
                                                                --------
            CONSUMER STAPLES -- 1.4%
   3,110    Cadbury Schweppes Finance plc,
              5.00%, 6-26-2007................................     3,174
     625    ConAgra Foods, Inc.,
              7.00%, 10-1-2028................................       752
   2,200    General Mills, Inc.,
              2.625%, 10-24-2006..............................     2,157
   2,275    Kellogg Co.,
              2.875%, 6-1-2008................................     2,201
                                                                --------
                                                                   8,284
                                                                --------
            ENERGY -- 3.2%
   1,015    Amerada Hess Corp.,
              7.30%, 8-15-2031................................     1,178
   1,275    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................     1,310
   1,200    Diamond Offshore Drill Co.,
              1.50%, 4-15-2031................................     1,327
     745    Gazprom International S.A.,
              7.20%, 2-1-2020 M...............................       790
     560    Gazprom International S.A.,
              7.20%, 2-1-2020.................................       594
     500    Lasmo (USA), Inc.,
              7.50%, 6-30-2006................................       527
     650    Occidental Petroleum Corp.,
              7.375%, 11-15-2008..............................       725
     830    PanCanadian Petroleum Ltd.,
              6.30%, 11-1-2011................................       916

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- (CONTINUED)
     860    Panhandle Eastern Pipeline,
              2.75%, 3-15-2007................................  $    840
   1,130    Pemex Project Funding Master Trust,
              7.375%, 12-15-2014..............................     1,263
   1,150    Pemex Project Funding Master Trust,
              9.25%, 3-30-2018 MH.............................     1,437
     870    Petro-Canada,
              5.35%, 7-15-2033................................       840
   1,375    Plains All American Pipeline L.P.,
              5.625%, 12-15-2013..............................     1,427
     751    Ras Laffan Liquefied Natural Gas Co. Ltd.,
              3.44%, 9-15-2009 M..............................       738
   1,150    Repsol International Finance B.V.,
              7.45%, 7-15-2005................................     1,173
   1,130    Schlumberger Ltd.,
              2.125%, 6-1-2023 H..............................     1,215
   1,600    Transocean, Inc.,
              1.50%, 5-15-2021................................     1,582
   1,800    Weatherford International Ltd.,
              2.84% Conv. 6-30-2020 EH........................     1,152
                                                                --------
                                                                  19,034
                                                                --------
            FINANCE -- 17.8%
     948    Abbey National plc,
              6.69%, 10-17-2005...............................       969
     910    Abbey National plc,
              6.70%, 6-29-2049................................       980
     800    Aetna, Inc.,
              7.375%, 3-1-2006................................       829
   1,125    Aetna, Inc.,
              7.875%, 3-1-2011................................     1,317
   1,420    American General Finance Corp.,
              3.875%, 10-1-2009...............................     1,395
   3,110    Amvescap plc,
              4.50%, 12-15-2009 M.............................     3,099
     800    Anthem, Inc.,
              6.80%, 8-1-2012.................................       908
   1,600    AvalonBay Communities, Inc.,
              8.25%, 7-15-2008................................     1,808
   1,300    Boeing Capital Corp.,
              5.75%, 2-15-2007 H..............................     1,350
   4,320    Bundesobligation (EURO),
              4.50%, 8-17-2007................................     5,898
  13,620    Bundesobligation (EURO),
              3.50%, 10-10-2008...............................    18,220
   8,000    Buoni Poliennali Del Tesoro (EURO),
              6.75%, 2-1-2007.................................    11,290
   1,000    Camden Property Trust,
              4.375%, 1-15-2010...............................       994
     780    Capital One Financial Corp.,
              8.75%, 2-1-2007.................................       852
   1,100    CIT Group, Inc.,
              4.00%, 5-8-2008.................................     1,100
     985    CIT Group, Inc.,
              4.125%, 11-3-2009...............................       978
   1,200    Credit Suisse First Boston USA, Inc.,
              6.125%, 11-15-2011..............................     1,310
     700    Duke Realty Corp.,
              5.25%, 1-15-2010................................       725

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     465    ERAC USA Finance Co.,
              8.25%, 5-1-2005 M...............................  $    471
   1,100    ERP Operating L.P.,
              6.63%, 4-13-2015................................     1,108
   1,050    Fondo LatinoAmericano De Reservas,
              3.00%, 8-1-2006 M...............................     1,043
   1,500    Ford Motor Credit Co.,
              4.95%, 1-15-2008................................     1,487
     800    Ford Motor Credit Co.,
              5.70%, 1-15-2010 H..............................       798
   1,400    Ford Motor Credit Co.,
              7.375%, 2-1-2011................................     1,494
  11,300    France (Republic of) (EURO),
              4.00%, 10-25-2013...............................    15,337
   1,475    General Motors Acceptance Corp.,
              6.75%, 12-1-2014 H..............................     1,446
     425    Goldman Sachs Group, Inc.,
              5.125%, 1-15-2015...............................       430
   2,470    Goldman Sachs Group, Inc.,
              5.25%, 4-1-2013.................................     2,550
   3,400    Italy Government Note,
              3.75%, 12-14-2007...............................     3,392
   1,625    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014...............................     1,655
   1,650    J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015 H...............................     1,688
   1,450    J.P. Morgan Chase & Co.,
              7.875%, 6-15-2010 H.............................     1,695
   2,100    Manufacturers and Traders Trust Co.,
              2.50%, 6-20-2006 X..............................     2,099
   1,125    Merrill Lynch & Co., Inc.,
              4.125%, 9-10-2009 H.............................     1,122
   1,130    National Rural Utilities Cooperative Finance
              Corp.,
              3.00%, 2-15-2006................................     1,125
   1,225    Navistar Financial Corp Owner Trust,
              3.53%, 10-15-2012...............................     1,210
     725    PNC Funding Corp.,
              7.50%, 11-1-2009................................       821
     750    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M.............................       785
   1,450    Rabobank Capital Funding Trust III,
              5.25%, 12-29-2049 M.............................     1,452
     250    Southern Investments UK plc,
              6.80%, 12-1-2006................................       261
     820    Sovereign Bank,
              5.125%, 3-15-2013...............................       829
   1,150    St. Paul Companies, Inc.,
              8.125%, 4-15-2010...............................     1,338
   1,065    TuranAlem Finance B.V.,
              7.875%, 6-2-2010................................     1,068
   1,900    United Mexican States,
              4.625%, 10-8-2008...............................     1,919
   1,005    UnitedHealth Group, Inc.,
              4.125%, 8-15-2009 H.............................     1,001
     670    Verizon Global Funding Corp.,
              7.75%, 12-1-2030................................       847
     720    Wachovia Corp.,
              7.55%, 8-18-2005................................       738

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
     720    Wellpoint Health Networks, Inc.,
              6.375%, 6-15-2006...............................  $    747
   1,450    Westfield Capital Corp.,
              5.125%, 11-15-2014 M............................     1,460
                                                                --------
                                                                 107,438
                                                                --------
            HEALTH CARE -- 0.2%
     750    Humana, Inc.,
              7.25%, 8-1-2006 H...............................       785
     477    Manor Care, Inc.,
              7.50%, 6-15-2006................................       500
                                                                --------
                                                                   1,285
                                                                --------
            SERVICES -- 2.5%
   1,370    American Greetings Corp.,
              6.10%, 8-1-2028.................................     1,456
   1,600    ARAMARK Services, Inc.,
              7.10%, 12-1-2006................................     1,686
     800    Cox Radio, Inc.,
              6.375%, 5-15-2005...............................       806
     670    FedEx Corp.,
              3.50%, 4-1-2009.................................       654
     575    Fiserv, Inc.,
              3.00%, 6-27-2008................................       556
   1,745    Harrah's Operating Co, Inc.,
              5.25%, 7-1-2010.................................     1,800
   1,000    Marriott International, Inc.,
              7.875%, 9-15-2009 H.............................     1,141
     700    News America Holdings, Inc.,
              7.70%, 10-30-2025...............................       848
     685    TCI Communications, Inc.,
              8.75%, 8-1-2015.................................       880
   1,650    Tele-Communications, Inc.,
              7.875%, 8-1-2013................................     1,988
   1,025    Walt Disney Co.,
              6.375%, 3-1-2012 H..............................     1,139
     960    Walt Disney Co.,
              7.30%, 2-8-2005.................................       960
   1,240    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................     1,307
                                                                --------
                                                                  15,221
                                                                --------
            TECHNOLOGY -- 5.4%
   2,500    AT&T Wireless Services, Inc.,
              8.75%, 3-1-2031.................................     3,439
   1,080    Bellsouth Corp.,
              6.00%, 11-15-2034...............................     1,115
   1,235    British Sky Broadcasting,
              7.30%, 10-15-2006...............................     1,305
   1,175    Computer Associates, Inc.,
              5.625%, 12-1-2014 M.............................     1,198
   3,875    Cox Communications, Inc.,
              5.50%, 10-1-2015................................     3,890
   1,600    Deutsche Telekom International Finance B.V.,
              8.25%, 6-15-2005................................     1,629
     980    Deutsche Telekom International Finance B.V.,
              8.50%, 6-15-2010................................     1,163
   2,450    France Telecom S.A.,
              8.50%, 3-1-2011.................................     2,924

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
   1,175    Intelsat Ltd.,
              6.50%, 11-1-2013................................  $    984
   1,225    Motorola, Inc.,
              8.00%, 11-1-2011 H..............................     1,468
     805    Raytheon Co.,
              4.50%, 11-15-2007 H.............................       823
     680    Raytheon Co.,
              6.55%, 3-15-2010................................       747
     655    Raytheon Co.,
              8.30%, 3-1-2010.................................       772
   1,525    SBC Communications, Inc.,
              5.10%, 9-15-2014................................     1,536
     720    SBC Communications, Inc.,
              6.15%, 9-15-2034................................       753
   1,400    Sprint Capital Corp.,
              8.75%, 3-15-2032................................     1,896
   1,000    Telefonica Europe B.V.,
              7.35%, 9-15-2005................................     1,025
   1,000    TELUS Corp.,
              8.00%, 6-1-2011.................................     1,183
     685    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................       745
   3,100    Time Warner Entertainment Co. L.P.,
              8.375%, 3-15-2023...............................     3,955
                                                                --------
                                                                  32,550
                                                                --------
            UTILITIES -- 4.0%
     500    Buckeye Partners L.P.,
              5.30%, 10-15-2014...............................       513
   1,590    Carolina Power & Light Co.,
              5.125%, 9-15-2013...............................     1,638
   1,140    Carolina Power & Light Co.,
              6.125%, 9-15-2033...............................     1,255
   1,275    Centerpoint Energy, Inc.,
              6.85%, 6-1-2015 H...............................     1,421
     250    Cleveland Electric Illuminating Co.,
              7.13%, 7-1-2007.................................       268
   2,040    Commonwealth Edison Co.,
              4.70%, 4-15-2015................................     2,034
     400    Consumers Energy Co.,
              5.15%, 2-15-2017 H..............................       400
   1,100    Consumers Energy Co.,
              6.25%, 9-15-2006................................     1,143
     565    Detroit Edison Co.,
              6.125%, 10-1-2010...............................       615
   1,175    Duke Energy Corp.,
              3.75%, 3-5-2008.................................     1,169
   1,400    Florida Power & Light Co.,
              5.65%, 2-1-2035.................................     1,491
   3,200    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................     3,194
     275    Kansas Gas & Electric Co.,
              6.20%, 1-15-2006................................       282
   1,660    Kinder Morgan, Inc.,
              6.65%, 3-1-2005.................................     1,665
     800    Northern States Power Co.,
              2.875%, 8-1-2006................................       791
   1,500    Northern States Power Co.,
              8.00%, 8-28-2012................................     1,834

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
   1,600    Pacificorp,
              5.45%, 9-15-2013................................  $  1,692
     200    Pacificorp,
              6.12%, 1-15-2006................................       205
     900    Public Service Co. of Colorado,
              4.875%, 3-1-2013................................       919
     656    Southern California Edison Co.,
              8.00%, 2-15-2007................................       710
     250    Westar Energy, Inc.,
              5.15%, 1-1-2017.................................       252
     550    Western Resources, Inc.,
              7.875%, 5-1-2007................................       595
                                                                --------
                                                                  24,086
                                                                --------
            Total corporate bonds: investment grade
              (cost $228,999).................................  $234,544
                                                                --------

            CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.3%
            BASIC MATERIALS -- 0.5%
     870    Abitibi-Consolidated, Inc.,
              8.85%, 8-1-2030.................................       874
     620    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 M.............................       620
   1,425    International Steel Group, Inc.,
              6.50%, 4-15-2014................................     1,539
                                                                --------
                                                                   3,033
                                                                --------
            CONSUMER CYCLICAL -- 0.6%
   1,175    Ahold Finance USA, Inc.,
              8.25%, 7-15-2010................................     1,328
   1,175    D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................     1,192
   1,350    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................     1,404
                                                                --------
                                                                   3,924
                                                                --------
            ENERGY -- 0.6%
   1,500    El Paso CGP Co.,
              6.50%, 6-1-2008.................................     1,511
   1,190    Enterprise Products Operation, Inc.,
              4.625%, 10-15-2009 M............................     1,189
     800    Ferrellgas L.P.,
              6.99%, 8-1-2005 M...............................       809
                                                                --------
                                                                   3,509
                                                                --------
            FINANCE -- 0.2%
   1,350    Rouse Co.,
              7.20%, 9-15-2012................................     1,466
                                                                --------
            HEALTH CARE -- 0.5%
     740    Coventry Health Care, Inc.,
              5.875%, 1-15-2012 M.............................       751
   1,100    HCA, Inc.,
              6.375%, 1-15-2015...............................     1,106
     905    HCA, Inc.,
              6.95%, 5-1-2012.................................       953
                                                                --------
                                                                   2,810
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- 0.4%
     700    CSC Holdings, Inc.,
              7.625%, 7-15-2018...............................  $    774
   1,425    Mohegan Tribal Gaming Authority,
              6.375%, 7-15-2009 H.............................     1,448
                                                                --------
                                                                   2,222
                                                                --------
            TECHNOLOGY -- 1.3%
     220    Bio-Rad Laboratories, Inc.,
              7.50%, 8-15-2013................................       241
     570    Citizens Communications Co.,
              6.25%, 1-15-2013................................       569
     440    Corning, Inc.,
              8.30%, 4-4-2025.................................       461
   1,270    L-3 Communications Corp.,
              7.625%, 6-15-2012...............................     1,384
     647    Lucent Technologies, Inc.,
              6.45%, 3-15-2029 H..............................       577
     280    Lucent Technologies, Inc.,
              6.50%, 1-15-2028................................       249
     147    MCI, Inc.,
              6.91%, 5-1-2007.................................       150
     147    MCI, Inc.,
              7.69%, 5-1-2009.................................       153
     126    MCI, Inc.,
              8.735%, 5-1-2014................................       138
   1,355    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................     1,524
   1,455    Qwest Corp.,
              6.875%, 9-15-2033 H.............................     1,310
     380    Rogers Cable, Inc.,
              6.25%, 6-15-2013 H..............................       378
     420    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................       477
                                                                --------
                                                                   7,611
                                                                --------
            TRANSPORTATION -- 0.3%
   1,250    Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................     1,360
     545    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................       542
                                                                --------
                                                                   1,902
                                                                --------
            UTILITIES -- 0.9%
     135    Kansas Gas & Electric Co.,
              8.29%, 3-29-2016................................       139
   1,920    Monongahela Power Co.,
              6.70%, 6-15-2014 M..............................     2,134
     850    Montana Power Co.,
              7.30%, 12-1-2006 M..............................       891
   1,400    Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................     1,523
     155    Tennessee Gas Pipeline Co.,
              7.00%, 10-15-2028 H.............................       157
     850    Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................       873
                                                                --------
                                                                   5,717
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $30,706)..................................  $ 32,194
                                                                --------

 THE HARTFORD TOTAL RETURN BOND FUND

 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
U.S. GOVERNMENT SECURITIES -- 11.9%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
     250    Federal Home Loan Bank,
              8.91%, 2-20-2007 X..............................  $    262
   8,800    Tennessee Valley Authority,
              6.96%, 11-1-2025 E..............................     2,045
                                                                --------
                                                                   2,307
                                                                --------
            U.S. TREASURY SECURITIES -- 11.5%
  18,725    1.875% 2005 H.....................................    18,570
  11,065    2.00% 2014 HA.....................................    11,591
     690    3.00% 2007........................................       683
   7,795    4.25% 2014 H......................................     7,867
  18,775    5.375% 2031 H.....................................    21,002
   5,170    6.25% 2023 H......................................     6,201
   2,505    6.875% 2025 H.....................................     3,237
                                                                --------
                                                                  69,151
                                                                --------
            Total U.S. government securities
              (cost $70,264)..................................  $ 71,458
                                                                --------
U.S. GOVERNMENT AGENCIES -- 26.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.3%
   3,800    4.10% 2014........................................     3,772
   4,640    5.50% 2033-2034...................................     4,736
  11,205    6.00% 2033-2034...................................    11,577
                                                                --------
                                                                  20,085
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.9%
  32,045    5.00% 2018-2035...................................    32,226
  48,525    5.50% 2033-2034...................................    49,461
  21,546    6.00% 2013-2034...................................    22,278
   2,905    6.50% 2031-2033...................................     3,041
     783    7.50% 2029-2031...................................       839
                                                                --------
                                                                 107,845
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.2%
   4,579    5.00% 2033........................................     4,617
  11,755    5.50% 2033-2035 *.................................    12,068
   6,681    6.00% 2032-2034...................................     6,945
   7,411    6.50% 2028-2032...................................     7,811
                                                                --------
                                                                  31,441
                                                                --------
            Total U.S. government agencies
              (cost $157,739).................................  $159,371
                                                                --------
            Total long-term investments
              (cost $569,607).................................  $579,285
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 18.6%
            FINANCE -- 3.3%
   5,560    BNP Paribas Repurchase Agreement,
              2.40%, 2-1-2005 @...............................  $  5,560
   5,559    RBS Greenwich Repurchase Agreement,
              2.40%, 2-1-2005 @...............................     5,559
   8,304    UBS Warburg Repurchase Agreement,
              2.41%, 2-1-2005 @...............................     8,304
     500    US Treasury Bill,
              2.21%, 3-17-2005 [ ]E...........................       499
                                                                --------
                                                                  19,922
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.3%
  91,984    Navigator Prime Portfolio.........................    91,984
                                                                --------
            Total short-term investments
              (cost $111,906).................................  $111,906
                                                                --------
            Total investments in securities
              (cost $681,513) O...............................  $691,191
            Other assets and liabilities......................  $(88,732)
                                                                --------
            Total net assets..................................  $602,459
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.86% of total net assets at January 31, 2005.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $681,716 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $12,457



   Unrealized depreciation.........................   (2,982)
                                                     -------
   Net unrealized appreciation.....................  $ 9,475
                                                     =======

--------------------------------------------------------------------------------

  u For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2005, was $33,178, which represents
       5.51% of total net assets.
  X Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2005.

  M The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  A U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2005.

  * The cost of securities purchased on a when-issued basis at January 31, 2005 was $4,188.

  H    Security is fully or partially on loan at January 31, 2005.

 [ ] Security pledged as initial margin deposit for open futures contracts at January 31, 2005.

                                                                                                                    UNREALIZED
                                                                   NUMBER OF                                       APPRECIATION
DESCRIPTION                                                        CONTRACTS       POSITION       EXPIRATION       AT 1/31/2005
-----------                                                        ---------       --------       ----------       ------------
CBT 2 Year U.S. Treasury Note futures                               211             Short         March 2005           $(16)

@ Repurchase agreements collateralized as follows:

                                                                         SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                         -------------        -----------      ---------------
      BNP Paribas Repurchase Agreement                                U.S. Treasury Bonds    6.125%-10.625%       2015-2027
                                                                      U.S. Treasury Bill             2.560%            2005
      RBS Greenwitch Repurchase Agreement                             U.S. Treasury Bond             5.375%            2031
      UBS Warburg Repurchase Agreement                                U.S. Treasury Bonds      7.25%-9.125%       2016-2022

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 3.2%
            FINANCE -- 3.2%
 $ 3,000    CS First Boston Mortgage Securities Corp.,
              4.83%, 11-15-2037...............................  $  3,032
   2,000    LB UBS Commercial Mortgage Trust,
              4.74%, 2-15-2041 *..............................     2,010
   3,000    GMAC Commercial Mortgage Securities, Inc.,
              4.86%, 12-10-2041...............................     3,037
                                                                --------
            Total asset backed and commercial mortgage
              securities
              (cost $8,088)...................................  $  8,079
                                                                --------
U.S. GOVERNMENT SECURITIES -- 23.3%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 3.3%
            Federal Home Loan Bank:
   7,750    5.75% 2012........................................     8,463
                                                                --------
            U.S. TREASURY SECURITIES -- 20.0%
            Notes:
   9,500    3.00% 2008 H......................................     9,381
  17,000    3.625% 2010.......................................    16,946
   3,000    4.25% 2014 H......................................     3,028
   5,400    4.75% 2014........................................     5,659
  15,300    5.00% 2011 H......................................    16,270
                                                                --------
                                                                  51,284
                                                                --------
            Total U.S. government securities
              (cost $59,890)..................................  $ 59,747
                                                                --------
U.S. GOVERNMENT AGENCIES -- 72.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 18.6%
            Mortgage Backed Securities:
   4,420    5.50% 2032........................................     4,513
   2,476    6.00% 2032........................................     2,558
     137    7.00% 2029-2031...................................       145
     194    9.00% 2022........................................       216
     109    11.50% 2015-2019..................................       121
     122    11.75% 2010-2011..................................       134
      28    12.50% 2019.......................................        32
                                                                --------
                                                                   7,719
                                                                --------
            Notes:
  15,000    5.25% 2012........................................    15,224
   6,000    6.25% 2032........................................     7,144
                                                                --------
                                                                  22,368
                                                                --------
            Remic -- PAC's:
   7,000    5.50% 2029........................................     7,066
  10,000    6.50% 2031........................................    10,419
                                                                --------
                                                                  17,485
                                                                --------
                                                                  47,572
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 40.1%
            Mortgage Backed Securities:
  12,859    5.50% 2015-2032...................................    13,133
   2,232    5.85% 2009........................................     2,352
   2,777    5.89% 2008........................................     2,924
   3,723    6.00% 2016-2031...................................     3,866
   1,342    6.01% 2009........................................     1,420
   1,080    6.36% 2008........................................     1,140

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION --
            (CONTINUED)
 $ 1,400    6.50% 2013-2015...................................  $  1,480
   5,587    6.52% 2008........................................     5,898
   5,874    7.184% 2006.......................................     6,116
     161    7.50% 2030........................................       172
      40    8.00% 2025........................................        44
      58    8.50% 2022........................................        64
      43    9.00% 2020........................................        48
      63    9.75% 2020........................................        69
     195    10.00% 2020.......................................       216
      52    10.50% 2012-2018..................................        58
      15    10.75% 2013.......................................        17
     319    11.00% 2015-2020..................................       353
      60    11.25% 2013.......................................        65
      16    11.50% 2015.......................................        18
      53    12.00% 2011-2014..................................        59
     106    12.50% 2015.......................................       120
                                                                --------
                                                                  39,632
                                                                --------
            Notes:
  17,500    6.25% 2029........................................    20,638
                                                                --------
            Remic-PAC's:
   5,000    5.00% 2022........................................     5,030
  25,821    6.00% 2016-2021...................................    26,908
   9,904    6.50% 2012-2032...................................    10,367
                                                                --------
                                                                  42,305
                                                                --------
                                                                 102,575
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.7%
  17,400    6.00% 2030........................................    17,904
   8,000    6.50% 2032........................................     8,339
                                                                --------
                                                                  26,243
                                                                --------
            Mortgage Backed Securities:
     843    6.00% 2034........................................       875
   6,435    6.50% 2031-2032...................................     6,782
     101    7.00% 2030........................................       107
     185    8.00% 2017-2022...................................       203
     610    9.50% 2016-2019...................................       687
      49    11.00% 2015-2018..................................        56
                                                                --------
                                                                   8,710
                                                                --------
                                                                  34,953
                                                                --------
            Total U.S. government agencies
              (cost $181,732).................................  $185,100
                                                                --------
            Total long-term investments
              (cost $249,710).................................  $252,926
                                                                --------
SHORT-TERM INVESTMENTS -- 10.0%
            FINANCE -- 3.8%
            Finance
   4,125    UBS Warburg Repurchase Agreement,
              2.41%, 2-1-2005 @...............................     4,125
   2,762    RBS Greenwich Repurchase Agreement,
              2.40%, 2-1-2005 @...............................     2,762
   2,762    BNP Paribas Repurchase Agreement,
              2.40%, 2-1-2005 @...............................     2,762
                                                                --------
                                                                   9,649
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.2%
 $15,998    BNY Institutional Cash Reserve Fund...............  $ 15,998
                                                                --------
            Total short-term investments
              (cost $25,647)..................................  $ 25,647
                                                                --------
            Total investments in securities
              (cost $275,357) O...............................  $278,573
            Other assets and liabilities......................   (22,822)
                                                                --------
            Total net assets..................................  $255,751
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $275,357 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 4,714
      Unrealized depreciation.........................   (1,498)
                                                        -------
      Net unrealized appreciation.....................  $ 3,216
                                                        =======

U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H   Security is fully or partially on loan at January 31, 2005.

  * The cost of securities purchased on a when-issued basis at January 31, 2005 was $2,010.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE           COUPON RATE         EXPIRATION DATE
                                                                      -------------           -----------         ---------------
      BNP Paribas Repurchase Agreement                             U.S. Treasury Bonds       6.125%-10.625%          2015-2027
                                                                   U.S. Treasury Bill                2.560%               2005
      RBS Greenwitch Repurchase Agreement                          U.S. Treasury Bond                5.375%               2031
      UBS Warburg Repurchase Agreement                             U.S. Treasury Bonds         7.25%-9.125%          2016-2022

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 98.4%
         BASIC MATERIALS -- 7.4%
  83     Alcoa, Inc. ......................................  $  2,458
  29     Dow Chemical Co. .................................     1,421
  49     DuPont (E.I.) de Nemours & Co. ...................     2,349
  21     Kimberly-Clark Corp. .............................     1,350
  18     Precision Castparts Corp. ........................     1,237
                                                             --------
                                                                8,815
                                                             --------
         CAPITAL GOODS -- 5.6%
  16     General Dynamics Corp. ...........................     1,611
  12     Illinois Tool Works, Inc. ........................     1,044
  25     Rockwell Automation, Inc. ........................     1,416
 107     Teradyne, Inc. B..................................     1,505
  32     Tyco International Ltd. ..........................     1,167
                                                             --------
                                                                6,743
                                                             --------
         CONSUMER CYCLICAL -- 8.7%
  45     Caterpillar, Inc. ................................     3,992
  65     Dollar General Corp. .............................     1,316
  27     General Motors Corp. .............................       990
  15     Lear Corp. .......................................       826
  46     McDonald's Corp. .................................     1,500
  21     NIKE, Inc. Class B................................     1,819
                                                             --------
                                                               10,443
                                                             --------
         CONSUMER STAPLES -- 4.1%
  45     Kellogg Co. ......................................     1,991
  47     PepsiCo, Inc. ....................................     2,513
   7     Weyerhaeuser Co. .................................       462
                                                             --------
                                                                4,966
                                                             --------
         ENERGY -- 10.0%
  35     ConocoPhillips....................................     3,201
 111     Exxon Mobil Corp. ................................     5,738
  79     GlobalSantaFe Corp. ..............................     2,793
   7     Progress Energy, Inc. ............................       310
                                                             --------
                                                               12,042
                                                             --------
         FINANCE -- 27.2%
  25     ACE Ltd. .........................................     1,089
 116     Bank of America Corp. ............................     5,384
  16     Chubb Corp. ......................................     1,154
 122     Citigroup, Inc. ..................................     5,994
  16     Fannie Mae........................................     1,053
  10     Golden West Financial Corp. ......................       614
  25     Goldman Sachs Group, Inc. ........................     2,718
  53     J.P. Morgan Chase & Co. ..........................     1,960
  35     Morgan Stanley....................................     1,931
  78     National City Corp. ..............................     2,759
  16     PNC Financial Services Group, Inc. ...............       846
  29     Principal Financial Group, Inc. ..................     1,193
  17     SunTrust Banks, Inc. .............................     1,188
  13     Washington Mutual, Inc. ..........................       543
  21     Wellpoint, Inc. B.................................     2,491
  29     Wells Fargo & Co. ................................     1,753
                                                             --------
                                                               32,670
                                                             --------
         HEALTH CARE -- 8.3%
  49     Baxter International, Inc. .......................     1,664
  59     CVS Corp. ........................................     2,739

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         HEALTH CARE -- (CONTINUED)
  81     Pfizer, Inc. .....................................  $  1,948
  44     Watson Pharmaceuticals, Inc. B....................     1,313
  58     Wyeth.............................................     2,279
                                                             --------
                                                                9,943
                                                             --------
         SERVICES -- 1.8%
  67     Comcast Corp. Class A B...........................     2,157
                                                             --------
         TECHNOLOGY -- 12.3%
  50     Applied Materials, Inc. B.........................       797
  17     Beckman Coulter, Inc. ............................     1,139
  86     BellSouth Corp. ..................................     2,259
  33     Emerson Electric Co. .............................     2,192
  21     Hewlett-Packard Co. ..............................       418
  42     Intel Corp. ......................................       947
  36     Lam Research Corp. B..............................       961
  77     Nokia Oyj ADR.....................................     1,181
  49     SBC Communications, Inc. .........................     1,167
  25     Scientific-Atlanta, Inc. .........................       746
  55     Sprint Corp. .....................................     1,301
  89     Time Warner, Inc. ................................     1,604
                                                             --------
                                                               14,712
                                                             --------
         TRANSPORTATION -- 4.9%
  58     CSX Corp. ........................................     2,314
  36     Shell Transport & Trading Co. plc ADR H...........     1,921
 116     Southwest Airlines Co. ...........................     1,675
                                                             --------
                                                                5,910
                                                             --------
         UTILITIES -- 8.1%
  24     Dominion Resources, Inc. .........................     1,689
  24     Entergy Corp. ....................................     1,634
  69     Exelon Corp. .....................................     3,067
  22     PPL Corp. ........................................     1,210
  23     SCANA Corp. ......................................       879
  17     TXU Corp. ........................................     1,183
                                                             --------
                                                                9,662
                                                             --------
         Total common stock
           (cost $105,650).................................  $118,063
                                                             --------
SHORT-TERM INVESTMENTS -- 3.0%
         FINANCE -- 1.6%
  53     ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005 @...............................        53
 504     CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       504
  46     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005 @...............................        46
 206     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005 @...............................       206
 480     J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       480
 634     UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005 @...............................       634
                                                             --------
                                                                1,923
                                                             --------

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
         SECURITIES PURCHASED WITH PROCEEDS FROM  -- 1.4%
1,637    BNY Institutional Cash Reserve Fund...............  $  1,637
                                                             --------
         Total short-term investments
           (cost $3,560)...................................  $  3,560
                                                             --------
         Total investments in securities
           (cost $109,210) O...............................  $121,623
         Other assets and liabilities......................    (1,674)
                                                             --------
         Total net assets..................................  $119,949
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.59% of total net assets at January 31, 2005.

  B  Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $109,466 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $15,000
      Unrealized depreciation.........................   (2,843)
                                                        -------
      Net unrealized appreciation.....................  $12,157
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 H   Security is fully or partially on loan at January 31, 2005.

 @   Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint Repurchase
        Agreement                                FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint Repurchase
        Agreement                                U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FNMA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase Agreement  FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- 98.5%
         BASIC MATERIALS -- 8.7%
  10     Akzo Nobel N.V. I.................................  $    410
  64     Alcoa, Inc. ......................................     1,897
  22     Aracruz Celulose S.A. ADR.........................       765
  @@     Arch Coal, Inc. ..................................        15
  30     Cooper Tire & Rubber Co. .........................       646
  14     Engelhard Corp. ..................................       412
  58     Michelin (C.G.D.E.) Class B I.....................     3,739
  36     Pactiv Corp. B....................................       788
 171     Sappi Ltd. ADR....................................     2,199
  16     Smurfit-Stone Container Corp. B...................       244
                                                             --------
                                                               11,115
                                                             --------
         CAPITAL GOODS -- 2.4%
  24     Goodrich Corp. ...................................       820
   7     IHC Caland N.V. I.................................       428
  60     Teradyne, Inc. B..................................       846
  27     Tyco International Ltd. ..........................       972
                                                             --------
                                                                3,066
                                                             --------
         CONSUMER CYCLICAL -- 10.9%
  56     American Axle & Manufacturing Holdings, Inc. .....     1,496
   2     Blockbuster, Inc. Class A.........................        20
  56     CBRL Group, Inc. .................................     2,290
 147     Foot Locker, Inc. ................................     3,960
 125     Rinker Group Ltd. I...............................     1,085
  45     Ross Stores, Inc. ................................     1,288
  70     Ruby Tuesday, Inc. ...............................     1,768
  40     TJX Companies, Inc. ..............................     1,012
  50     TRW Automotive Holdings Corp. B...................       987
                                                             --------
                                                               13,906
                                                             --------
         ENERGY -- 7.3%
  21     Devon Energy Corp. ...............................       866
  25     GlobalSantaFe Corp. ..............................       866
  43     Marathon Oil Corp. ...............................     1,666
  29     Noble Corp. B.....................................     1,526
  57     OPTI Canada, Inc. B...............................       943
  24     Talisman Energy, Inc. ............................       724
  25     Total S.A. ADR....................................     2,678
                                                             --------
                                                                9,269
                                                             --------
         FINANCE -- 33.0%
  56     ACE Ltd. .........................................     2,443
  32     AMBAC Financial Group, Inc. ......................     2,491
 157     Apollo Investment Corp. ..........................     2,667
 110     Bank of America Corp. ............................     5,085
  44     CB Richard Ellis Group, Inc. Class A B............     1,533
  33     CIT Group, Inc. ..................................     1,336
 125     Citigroup, Inc. ..................................     6,144
  21     Everest Re Group Ltd. ............................     1,825
  60     Fannie Mae........................................     3,855
  13     Freddie Mac.......................................       868
  30     IndyMac Bancorp, Inc. ............................     1,109
  47     MBNA Corp. .......................................     1,255
  29     Metlife, Inc. ....................................     1,137
  24     National City Corp. ..............................       835
  27     Platinum Underwriters Holdings Ltd. ..............       783
  11     Radian Group, Inc. ...............................       537

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         FINANCE -- (CONTINUED)
  20     Reinsurance Group of America......................  $    955
  64     RenaissanceRe Holdings Ltd. ADR...................     3,223
  34     Rent-A-Center, Inc. B.............................       828
  76     Royal Bank of Scotland Group plc I................     2,512
   5     Wellpoint, Inc. B.................................       644
                                                             --------
                                                               42,065
                                                             --------
         HEALTH CARE -- 12.1%
  21     Biovail Corp. B...................................       335
  72     Coventry Health Care, Inc. B......................     4,068
  37     Endo Pharmaceuticals Holdings, Inc. B.............       784
  52     GlaxoSmithKline plc ADR...........................     2,331
 116     Pfizer, Inc. .....................................     2,790
  70     Sanofi-Aventis S.A. ADR...........................     2,617
  64     Wyeth.............................................     2,544
                                                             --------
                                                               15,469
                                                             --------
         SERVICES -- 4.7%
  10     Comcast Corp. Class A B...........................       335
  94     Comcast Corp. Special Class A B...................     2,978
  52     Dex Media, Inc. ..................................     1,207
 146     UnitedGlobalCom, Inc. Class A B...................     1,430
                                                             --------
                                                                5,950
                                                             --------
         TECHNOLOGY -- 15.2%
  66     Arrow Electronics, Inc. B.........................     1,565
 134     Cinram International, Inc. .......................     2,177
 117     Cisco Systems, Inc. B.............................     2,118
  91     Fairchild Semiconductor International, Inc. B.....     1,297
  55     Freescale Semiconductor, Inc. Class A B...........       935
  60     Lam Research Corp. B..............................     1,614
  57     Microsoft Corp. ..................................     1,508
  47     Nextel Communications, Inc. Class A B.............     1,337
  25     Scientific-Atlanta, Inc. .........................       761
  19     Sprint Corp. .....................................       450
  41     Tektronix, Inc. ..................................     1,170
  94     Time Warner, Inc. B...............................     1,697
  38     Varian Semiconductor Equipment Associates, Inc.
           B...............................................     1,310
  63     Vishay Intertechnology, Inc. B....................       820
   9     Whirlpool Corp. ..................................       642
                                                             --------
                                                               19,401
                                                             --------
         TRANSPORTATION -- 2.2%
  75     AMR Corp. BH......................................       649
  60     Continental Airlines, Inc. Class B BH.............       624
  32     Pinnacle Airlines Corp. B.........................       389
  14     United Defense Industries, Inc. B.................       666
  14     USF Corp. ........................................       475
                                                             --------
                                                                2,803
                                                             --------
         UTILITIES -- 2.0%
  13     Constellation Energy Group, Inc. .................       650
  12     PPL Corp. ........................................       670
  19     TXU Corp. ........................................     1,308
                                                             --------
                                                                2,628
                                                             --------
         Total common stock
           (cost $112,683).................................  $125,672
                                                             --------

--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         PREFERRED STOCKS -- 0.6%
         ENERGY -- 0.6%
  22     Petroleo Brasileiro S.A. ADR......................  $    778
                                                             --------
         Total preferred stocks
           (cost $577).....................................  $    778
                                                             --------
         Total Long-Term Investments
           (cost $113,260).................................  $126,450
                                                             --------
SHORT-TERM INVESTMENTS -- 2.7%
         FINANCE -- 2.1%
  72     ABN AMRO Joint Repurchase Agreement,
           2.43%, 2-1-2005.................................        72
 692     CS First Boston Joint Repurchase Agreement,
           2.50%, 2-1-2005.................................       692
  63     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.43%, 2-1-2005.................................        63
 283     Deutsche Bank Securities Joint Repurchase
           Agreement,
           2.50%, 2-1-2005.................................       283
 659     J.P. Morgan Chase Joint Repurchase Agreement,
           2.50%, 2-1-2005.................................       659
 869     UBS Securities Joint Repurchase Agreement,
           2.50%, 2-1-2005.................................       869
                                                             --------
                                                                2,638
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
         LENDING -- 0.6%
 778     BNY Institutional Cash Reserve Fund...............  $    778
                                                             --------
         Total short-term investments
           (cost $3,416)...................................  $  3,416
                                                             --------
         Total investments in securities
           (cost $116,676) O...............................  $129,866
         Other assets and liabilities......................    (2,233)
                                                             --------
         Total net assets..................................  $127,633
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.59% of total net assets at January 31, 2005.

  B    Currently non-income producing.

  O At January 31, 2005, the cost of securities for federal income tax purposes is $116,909 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $15,862



   Unrealized depreciation........................   (2,905)
                                                    -------



   Net unrealized appreciation....................  $12,957
                                                    =======

  u For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at January 31, 2005, was $8,174, which represents 6.40% of total net assets.

  H    Security is fully or partially on loan at January 31, 2005.

@ Repurchase agreements collateralized as follows:

                                                                 SECURITY TYPE                    COUPON RATE     EXPIRATION DATE
                                                                 -------------                    -----------     ---------------
      ABN AMRO Joint Repurchase Agreement        U.S. Treasury Bond                                     8.125%            2019
      CS First Boston Joint Repurchase
        Agreement                                Federal Farm Credit Disc. Note                          0.00%            2005
                                                 Farm Credit System Financial Assistance Corp.           8.80%            2005
                                                 FHLB                                             0.00%-6.625%       2005-2023
                                                 SLMA Disc. Note                                         0.00%            2022
      Deutsche Bank Securities Joint
        Repurchase Agreement                     FNMA                                              4.00%-7.09%       2009-2034
      Deutsche Bank Securities Joint
        Repurchase Agreement                     U.S. Treasury Note                                      2.15%            2006
      J. P. Morgan Chase Joint Repurchase
        Agreement                                FNMA                                              3.92%-9.00%       2007-2035
      UBS Securities Joint Repurchase
        Agreement                                FHLMC                                            3.50%-12.25%       2007-2035
                                                 FNMA                                              4.00%-9.50%       2008-2035

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

        (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 11, 2005                          By: /s/ John C. Walters
                                                  ------------------
                                                  John C. Walters
                                                  Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 11, 2005                          By: /s/ John C. Walters
                                                  -------------------
                                                  John C. Walters
                                                  Its: President

Date: March 11, 2005                          By: /s/ Tamara L. Fagely
                                                  ---------------------
                                                  Tamara L. Fagely
                                                  Its: Vice President,
                                                  Controller and Treasurer

                                  EXHIBIT LIST

99.CERT       10(a) Certifications

                   (i)  Section 302 certification of principal executive officer

                   (ii) Section 302 certification of principal financial officer